UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-04000

CALVERT VARIABLE PRODUCTS, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2012

Item 1.  Report to Stockholders.

[Calvert VP SRI Large Cap Value Semi-Annual Report to Shareholders]

[Calvert VP S&P 500 Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP S&P MidCap 400 Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Nasdaq-100 Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Russell 2000 Small Cap Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP EAFE International Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Barclays Capital Aggregate Bond Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Inflation Protected Plus Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Natural Resources Portfolio Semi-Annual Report to Shareholders]

Calvert VP SRI Large Cap Value Portfolio

Semi-Annual Report
June 30, 2012

Calvert INVESTMENTS

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO

Portfolio within Calvert Variable Products, Inc.

Managed by Calvert Investment Management, Inc.

Investment Climate

Equities started the year strong as continuously improving U.S. economic data and healthy corporate earnings helped drive improvements in investor sentiment. However, negative head-winds from the eurozone, a slowdown in China, and the U.S. policy stalemate—which will likely worsen later in this election year—became a drag on equity markets as the year wore on. Despite the pullback, most global equity markets were still up considerably through the first half of 2012.

For the six-month reporting period, the Standard and Poor’s (S&P) 500 Index and Russell 1000 Index returned 9.49% and 9.38%, respectively, while the MSCI EAFE Index was up 3.38% and the MSCI Emerging Markets Index gained 4.12%. Small-cap stocks slightly underperformed large-cap stocks with the Russell 2000 Index of small-caps returning 8.53%. Growth outperformed value as the Russell 1000 Growth Index returned 10.08% versus the Russell 1000 Value Index’s return of 8.68%.

Within the Russell 1000 Index, Telecommunication Services, Financials, and Information Technology were the top-performing sectors through the first half of 2012. Despite a strong bounce this year, Financials lost some ground as negative investor sentiment heightened due to the European economic and sovereign debt crisis. At the same time, fears of a significant slowdown in China caused the Energy, Materials, and Industrials sectors to lag.

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.12)
Six month*	7.01%
One year	1.40%
Five year	-3.23%
Ten year	4.60%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/ institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.85%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

*Total Return is not annualized for periods of less than one year.

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The U.S. corporate sector remained strong as aggregate earnings per share for S&P 500 companies grew 7.7% in the fourth quarter of 2011 on a year-over-year basis. This was followed by 69% of S&P 500 companies beating earnings expectations in the first quarter of 2012. Notably, 67% of these companies also beat their revenue estimates, which indicated improvements in top-line numbers and overall improvement in the strength of the U.S. economy.

Global inflation remained tame. Aggressive accommodative monetary policy by central banks around the globe helped equity markets rally hard off the lows of last fall, albeit on low volume. Also, the Federal Reserve (Fed) announced an extension of “operation twist” through the end of this year in an effort to further reduce long-term interest rates.

% of Total
ECONOMIC SECTORS	Investments

Consumer Discretionary	11.3%
Consumer Staples	6.6%
Energy	13.6%
Financials	20.5%
Health Care	13.1%
Industrials	10.4%
Information Technology	9.9%
Materials	3.4%
Telecommunication Services	3.4%
Time Deposit	4.6%
Utilities	3.2%
Total	100%

The manufacturing sector continued to provide significant support to the U.S. economic recovery. A weak dollar, thanks to the especially accommodative monetary policy in the United States, continued to help U.S. exports and support the rebuilding of the domestic manufacturing and industrial base. However, some economic indicators have begun to be impacted by the economic recession in Europe and a slowdown in the emerging markets.

While the U.S. labor market is still weak, it showed very encouraging signs, although improvements seemed to slow down in the second quarter. The public sector accounted for a large portion of the job losses. However, we believe hiring will likely resume once pending policy measures clear political hurdles and companies have better visibility for the next several quarters.

2012 started with a surge in oil prices due to geopolitical tensions in the Middle East, but commodity prices--especially food and energy--softened, providing another source of support for the U.S. consumer. The continued recovery of the U.S. consumer will be important for a self-sustained U.S. economic recovery.

On the housing front, most data continued to point to an improving environment in residential housing, supported by historically low mortgage rates and low home prices. Despite high inventories of foreclosures still to be worked through, we believe the repair and the bottoming-out process in the housing market has started and should continue as the U.S. economy and U.S. consumers recover.

The European Central Bank’s LTRO (long term refinancing operation) seemed to help eurozone sovereign bond markets by driving down short-term yields and reducing investors’ perception of the probability of a tail risk event, such as a global financial crisis. Yet despite the positive impact of the LTRO, the fiscal drag began having a pervasive negative impact on economic growth throughout Europe, with core economies also coming under stress.

Markets focused on increased political turmoil in several eurozone countries. Greek elections in mid-June were framed as a referendum on Greece’s status in the eurozone. There was a global sigh of relief after the New Democracy party emerged victorious amid hope that Greece would adhere to the international bailout agreement.

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With Spain’s financial system badly in need of a capital injection, eurozone officials agreed to a 100 billion euro bailout for the country. But concern mounted that bailouts of eurozone countries that subordinate private investors in government bonds to official creditors were scaring away investors from the sovereign bond market, which could further accelerate and exacerbate the sovereign debt crisis and the likelihood of contagion.

After much nervous anticipation, market participants responded to the glimmer of hope arising from the European leaders’ two-day summit at the end of the June with what looked like a short-term relief rally. There were some important breakthroughs at the meeting, with Germany appearing more flexible on many of the proposed solutions.

The Chinese economy continued to show signs of slowing growth, with China’s HSBC Manufacturing PMI in contraction territory for eight consecutive months. China also cut its economic growth target from 8% to 7.5% during the first quarter, signaling its need to transition from an export-driven economy to a more sustainable, consumer-driven economic model.

A potential sharp slowdown or, more importantly, a hard landing in China, fueled by a possible bursting of a real estate bubble there, would certainly ripple strongly throughout the global economy, especially for emerging-market economies that supply China such as Brazil and Australia. As for the United States, this indirect impact may be less damaging than a domestic recession.

Outlook

Despite the resilient economic environment in the United States, the expiration of the Bush tax breaks and the payroll tax holiday, along with debt ceiling negotiations expected later this year, will probably be significant negatives for the economy. Even with positive corporate earnings and continued gradual economic recovery in the United States, these looming developments in the political landscape will most certainly weigh on U.S. gross domestic product growth and are likely to fuel market volatility in the second half of the year.

We believe that the relief rally following the June EU Leaders Summit is a welcome sign, but the positive sentiment may be short-lived as eurozone policymakers’ promises have not yet been backed up by timely actions. Furthermore, a whole range of upcoming policy decisions in the United States won’t be resolved until later this year. However, once we have more visibility into the “fiscal cliff” scenarios, barring disagreement on the extension of stimulative measures, market participants may feel better about investing in risky assets for the long term.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.

July 2012

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/12	6/30/12	1/1/12 - 6/30/12

Actual	$1,000.00	$1,070.07	$4.01

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.98	$3.92

* Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2012

EQUITY SECURITIES - 95.6%	SHARES	VALUE
Beverages - 1.3%
PepsiCo, Inc	23,100	$1,632,246

Capital Markets - 4.0%
AllianceBernstein Holding LP*	69,900	887,031
Goldman Sachs Group, Inc	10,300	987,358
Legg Mason, Inc.	42,900	1,131,273
Morgan Stanley	132,300	1,930,257
		4,935,919

Chemicals - 2.1%
Dow Chemical Co.	83,200	2,620,800

Commercial Banks - 5.8%
PNC Financial Services Group, Inc.	26,600	1,625,526
US Bancorp	76,300	2,453,808
Wells Fargo & Co	91,300	3,053,072
		7,132,406

Communications Equipment - 1.3%
Cisco Systems, Inc.	95,900	1,646,603

Diversified Financial Services - 5.1%
Bank of America Corp.	240,984	1,971,249
CME Group, Inc.	6,300	1,689,093
JPMorgan Chase & Co.	73,704	2,633,444
		6,293,786

Diversified Telecommunication Services - 3.4%
AT&T, Inc.	77,300	2,756,518
Verizon Communications, Inc.	33,100	1,470,964
		4,227,482

Electric Utilities - 3.2%
Duke Energy Corp	74,044	1,707,455
Exelon Corp	57,900	2,178,198
		3,885,653

Electrical Equipment - 1.9%
Emerson Electric Co.	49,400	2,301,052

Electronic Equipment & Instruments - 1.9%
TE Connectivity Ltd	71,825	2,291,936

Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	30,500	1,803,465

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	32,700	$1,528,071
Walgreen Co.	22,300	659,634
Wal-Mart Stores, Inc.	4,100	285,852
		2,473,557

Food Products - 1.2%
Unilever NV, NY Shares	44,600	1,487,410

Health Care Equipment & Supplies - 0.7%
Covidien plc	16,625	889,437

Health Care Providers & Services - 2.1%
WellPoint, Inc.	41,000	2,615,390

Household Durables - 0.8%
Sony Corp. (ADR)	66,500	946,960

Household Products - 2.1%
Procter & Gamble Co	41,700	2,554,125

Industrial Conglomerates - 6.3%
3M Co.	25,700	2,302,720
General Electric Co	152,300	3,173,932
Tyco International Ltd	42,425	2,242,161
		7,718,813

Insurance - 5.6%
Berkshire Hathaway, Inc., Class B*	32,450	2,704,059
Hartford Financial Services Group, Inc	105,900	1,867,017
MetLife, Inc.	63,900	1,971,315
Travelers Co.’s, Inc.	4,500	287,280
		6,829,671

Internet Software & Services - 2.7%
eBay, Inc.*	52,300	2,197,123
Google, Inc.*	1,900	1,102,133
		3,299,256

IT Services - 2.0%
International Business Machines Corp.	12,600	2,464,308

Media - 6.6%
CBS Corp., Class B	51,974	1,703,708
Comcast Corp	32,300	1,032,631
DIRECTV*	38,100	1,860,042
Gannett Co., Inc	42,600	627,498
Time Warner, Inc.	74,166	2,855,391
		8,079,270

Metals & Mining - 1.3%
Newmont Mining Corp	32,900	1,595,979

Multiline Retail - 2.4%
Target Corp.	50,000	2,909,500

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Oil, Gas & Consumable Fuels - 12.1%
ConocoPhillips	49,142	$2,746,055
Devon Energy Corp.	30,700	1,780,293
Exxon Mobil Corp	30,200	2,584,214
Marathon Oil Corp	61,700	1,577,669
Marathon Petroleum Corp	41,750	1,875,410
Occidental Petroleum Corp.	7,500	643,275
Phillips 66 Co.*	20,621	685,442
Royal Dutch Shell plc (ADR)	44,900	3,027,607
		14,919,965

Pharmaceuticals - 10.3%
Abbott Laboratories	22,200	1,431,234
GlaxoSmithKline plc (ADR)	51,400	2,342,298
Johnson & Johnson	44,600	3,013,176
Merck & Co., Inc.	69,100	2,884,925
Pfizer, Inc	131,200	3,017,600
		12,689,233

Road & Rail - 2.3%
CSX Corp.	70,500	1,576,380
Norfolk Southern Corp	17,100	1,227,267
		2,803,647

Software - 2.0%
Microsoft Corp.	81,200	2,483,908

Specialty Retail - 1.6%
Lowe’s Co.’s, Inc	68,000	1,933,920

Total Equity Securities (Cost $120,997,398)		117,465,697

	PRINCIPAL
TIME DEPOSIT - 4.6%	AMOUNT
State Street Bank Time Deposit, 0.128%, 7/2/12	$5,693,680	5,693,680

Total Time Deposit (Cost $5,693,680)		5,693,680

TOTAL INVESTMENTS (Cost $126,691,078) - 100.2%		123,159,377
Other assets and liabilities, net - (0.2%)		(218,968)
NET ASSETS - 100%		$122,940,409

See notes to financial statements.

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,789,106 shares of common stock outstanding;
$0.10 par value, 40,000,000 shares authorized	$162,238,219
Undistributed net investment income	1,860,422
Accumulated net realized gain (loss) on investments	(37,626,531)
Net unrealized appreciation (depreciation) on investments	(3,531,701)

NET ASSETS	$122,940,409

NET ASSET VALUE PER SHARE	$68.72

*Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $15,341)	$1,659,227
Interest income	1,719
Total investment income	1,660,946

Expenses:
Investment advisory fee	388,107
Transfer agency fees and expenses	876
Directors’ fees and expenses	12,424
Administrative fees	60,642
Accounting fees	9,829
Custodian fees	6,076
Reports to shareholders	25,230
Professional fees	11,388
Miscellaneous	1,868
Total expenses	516,440
Reimbursement from Advisor	(43,384)
Fees paid indirectly	(28)
Net expenses	473,028

NET INVESTMENT INCOME	1,187,918

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	(50,635)
Change in unrealized appreciation (depreciation)	7,101,727

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	7,051,092

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,239,010

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2012	2011
Operations:
Net investment income	$ 1,187,918	$ 2,616,979
Net realized gain (loss)	(50,635)	1,946,416
Change in unrealized appreciation (depreciation)	7,101,727	(5,314,602)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,239,010	(751,207)

Distributions to shareholders from:
Net investment income	—	(2,640,184)
Total distributions	—	(2,640,184)

Capital share transactions:
Shares sold	3,452,228	4,082,008
Reinvestment of distributions	—	2,640,184
Shares redeemed	(5,875,974)	(51,068,355)
Total capital share transactions	(2,423,746)	(44,346,163)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,815,264	(47,737,554)

NET ASSETS
Beginning of period	117,125,145	164,862,699
End of period (including undistributed net investment
income of $1,860,422 and $672,504, respectively)	$ 122,940,409	$ 117,125,145

CAPITAL SHARE ACTIVITY
Shares sold	50,973	62,020
Reinvestment of distributions	—	40,965
Shares redeemed	(85,710)	(746,338)
Total capital share activity	(34,737)	(643,353)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP SRI Large Cap Value Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

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Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor’s portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, no securities were fair valued in good faith under the direction of the Board.

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The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012:

	VALUATION INPUTS
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$117,465,697	—	—	$117,465,697
Other debt obligations	—	$5,693,680	—	5,693,680
TOTAL	$117,465,697	$5,693,680	—	$123,159,377

*For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

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Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .64% of the Portfolio’s average daily net assets. Under the terms of the agreement, $62,418 was payable at period end. In addition, $36,534 was payable at period end for operating expenses paid by the Advisor during June 2012.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2013. The contractual expense cap is .78% (.76% prior to May 1, 2012). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the average daily net assets of the Portfolio. Under the terms of the agreement, $9,768 was payable at period end.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $16 for the six months ended June 30, 2012. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $21,834,962 and $26,403,557, respectively.

Capital Loss Carryforwards

Expiration Date
31-Dec-15	($953,081)
31-Dec-17	(28,392,460)
31-Dec-18	(8,033,097)

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Capital losses may be utilized to offset future capital gains until expiration; however the Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas Income & Growth Portfolio may be limited under certain tax provisions. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2012, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$15,278,800
Unrealized (depreciation)	(19,001,021)
Net unrealized appreciation/(depreciation)	($3,722,221)

Federal income tax cost of investments	$126,881,598

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2012.

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31,
	2012		2011 (z)	2010 (z)
Net asset value, beginning	$64.22		$66.82	$60.76
Income from investment operations:
Net investment income	.67		1.24	1.05
Net realized and unrealized gain (loss)	3.83		(2.36)	6.00
Total from investment operations	4.50		(1.12)	7.05
Distributions from:
Net investment income	—		(1.48)	(.99)
Net realized gain	—		—	—
Total distributions	—		(1.48)	(.99)
Total increase (decrease) in net asset value	4.50		(2.60)	6.06
Net asset value, ending	$68.72		$64.22	$66.82

Total return*	7.01%		(1.68%)	11.60%
Ratios to average net assets: A
Net investment income	1.96	% (a)	1.85%	1.70%
Total expenses	.85	% (a)	.85%	.84%
Expenses before offsets	.78	% (a)	.75%	.74%
Net expenses	.78	% (a)	.75%	.74%
Portfolio turnover	18%		16%	27%
Net assets, ending (in thousands)	$122,940		$117,125	$164,863

			Years Ended
	December 31,		December 31,	December 31,
	2009		2008	2007
Net asset value, beginning	$49.45		$92.96	$101.12
Income from investment operations:
Net investment income	1.16		.61	1.64
Net realized and unrealized gain (loss)	11.41		(34.05)	(.06)
Total from investment operations	12.57		(33.44)	1.58
Distributions from:
Net investment income	(1.14)		(1.95)	(1.42)
Net realized gain	(.12)		(8.12)	(8.32)
Total distributions	(1.26)		(10.07)	(9.74)
Total increase (decrease) in net asset value	11.31		(43.51)	(8.16)
Net asset value, ending	$60.76		$49.45	$92.96

Total return*	25.40%		(39.49%)	1.40%
Ratios to average net assets: A
Net investment income	2.19%		2.14%	1.61%
Total expenses	.85%		.90%	.87%
Expenses before offsets	.74%		.90%	.87%
Net expenses	.74%		.90%	.87%
Portfolio turnover	29%		34%	42%
Net assets, ending (in thousands)	$178,063		$144,425	$58,157

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

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The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP S&P 500 Index Portfolio

Semi-Annual Report

June 30, 2012

Calvert INVESTMENTS

CALVERT VP S&P 500 INDEX PORTFOLIO

Portfolio within Calvert Variable Products, Inc.

Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

Equities started the year strong as continuously improving U.S. economic data and healthy corporate earnings helped drive improvements in investor sentiment. However, negative head-winds from the eurozone, a slowdown in China, and the U.S. policy stalemate—which will likely worsen later in this election year—became a drag on equity markets as the year wore on. Despite the pullback, most global equity markets were still up considerably through the first half of 2012.

For the six-month reporting period, the Standard and Poor’s (S&P) 500 Index and Russell 1000 Index returned 9.49% and 9.38%, respectively, while the MSCI EAFE Index was up 3.38% and the MSCI Emerging Markets Index gained 4.12%. Small-cap stocks slightly underperformed large-cap stocks with the Russell 2000 Index of small-caps returning 8.53%. Growth outperformed value as the Russell 1000 Growth Index returned 10.08% versus the Russell 1000 Value Index’s return of 8.68%.

Within the Russell 1000 Index, Telecommunication Services, Financials, and Information Technology were the top-performing sectors through the first half of 2012. Despite a strong bounce this year, Financials lost some ground as negative investor sentiment heightened due to the European economic and sovereign debt crisis. At the same time, fears of a significant slowdown in China caused the Energy, Materials, and Industrials sectors to lag.

The U.S. corporate sector remained strong as aggregate earnings per share for S&P 500 companies grew 7.7% in the fourth quarter of 2011

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.12)
Six month*	9.29%
One year	5.06%
Five year	-0.07%
Ten year	4.95%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/ institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.46%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total Return is not annualized for periods of less than one year.

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on a year-over-year basis. This was followed by 69% of S&P 500 companies beating earnings expectations in the first quarter of 2012. Notably, 67% of these companies also beat their revenue estimates, which indicated improvements in top-line numbers and overall improvement in the strength of the U.S. economy.

Global inflation remained tame. Aggressive accommodative monetary policy by central banks around the globe helped equity markets rally hard off the lows of last fall, albeit on low volume. Also, the Federal Reserve (Fed) announced an extension of “operation twist” through the end of this year in an effort to further reduce long-term interest rates.

The manufacturing sector continued to provide significant support to the U.S. economic recovery. A weak dollar, thanks to the especially accommodative monetary policy in the United States, continued to help U.S. exports and support the rebuilding of the domestic manufacturing and industrial base. However, some economic indicators have begun to be impacted by the economic recession in Europe and a slowdown in the emerging markets.

% of Total
ECONOMIC SECTORS	Investments

Consumer Discretionary	10.7%
Consumer Staples	11.0%
Energy	10.4%
Exchange Traded Funds	1.3%
Financials	13.9%
Government	0.2%
Health Care	11.5%
Industrials	10.2%
Information Technology	19.3%
Materials	3.3%
Telecommunication Services	3.1%
Time Deposit	1.4%
Utilities	3.7%
Total	100%

While the U.S. labor market is still weak, it showed very encouraging signs, although improvements seemed to slow down in the second quarter. The public sector accounted for a large portion of the job losses. However, we believe hiring will likely resume once pending policy measures clear political hurdles and companies have better visibility for the next several quarters.

2012 started with a surge in oil prices due to geopolitical tensions in the Middle East, but commodity prices--especially food and energy--softened, providing another source of support for the U.S. consumer. The continued recovery of the U.S. consumer will be important for a self-sustained U.S. economic recovery.

On the housing front, most data continued to point to an improving environment in residential housing, supported by historically low mortgage rates and low home prices. Despite high inventories of foreclosures still to be worked through, we believe the repair and the bottoming-out process in the housing market has started and should continue as the U.S. economy and U.S. consumers recover.

The European Central Bank’s LTRO (long term refinancing operation) seemed to help eurozone sovereign bond markets by driving down short-term yields and reducing investors’ perception of the probability of a tail risk event, such as a global financial crisis. Yet despite the positive impact of the LTRO, the fiscal drag began having a pervasive negative impact on economic growth throughout Europe, with core economies also coming under stress.

Markets focused on increased political turmoil in several eurozone countries. Greek elections in mid-June were framed as a referendum on Greece’s status in the eurozone. There was a global sigh of relief after the New Democracy party emerged victorious amid hope that Greece would adhere to the international bailout agreement.

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With Spain’s financial system badly in need of a capital injection, eurozone officials agreed to a 100 billion euro bailout for the country. But concern mounted that bailouts of eurozone countries that subordinate private investors in government bonds to official creditors were scaring away investors from the sovereign bond market, which could further accelerate and exacerbate the sovereign debt crisis and the likelihood of contagion.

After much nervous anticipation, market participants responded to the glimmer of hope arising from the European leaders’ two-day summit at the end of the June with what looked like a short-term relief rally. There were some important breakthroughs at the meeting, with Germany appearing more flexible on many of the proposed solutions.

The Chinese economy continued to show signs of slowing growth, with China’s HSBC Manufacturing PMI in contraction territory for eight consecutive months. China also cut its economic growth target from 8% to 7.5% during the first quarter, signaling its need to transition from an export-driven economy to a more sustainable, consumer-driven economic model.

A potential sharp slowdown or, more importantly, a hard landing in China, fueled by a possible bursting of a real estate bubble there, would certainly ripple strongly throughout the global economy, especially for emerging-market economies that supply China such as Brazil and Australia. As for the United States, this indirect impact may be less damaging than a domestic recession.

Outlook

Despite the resilient economic environment in the United States, the expiration of the Bush tax breaks and the payroll tax holiday, along with debt ceiling negotiations expected later this year, will probably be significant negatives for the economy. Even with positive corporate earnings and continued gradual economic recovery in the United States, these looming developments in the political landscape will most certainly weigh on U.S. gross domestic product growth and are likely to fuel market volatility in the second half of the year.

We believe that the relief rally following the June EU Leaders Summit is a welcome sign, but the positive sentiment may be short-lived as eurozone policymakers’ promises have not yet been backed up by timely actions. Furthermore, a whole range of upcoming policy decisions in the United States won’t be resolved until later this year. However, once we have more visibility into the “fiscal cliff” scenarios, barring disagreement on the extension of stimulative measures, market participants may feel better about investing in risky assets for the long term.

Natalie A. Trunow

Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2012

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/12	6/30/12	1/1/12 - 6/30/12

Actual	$1,000.00	$1,092.90	$2.19

Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.77	$2.11

* Expenses are equal to the Fund’s annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2012

EQUITY SECURITIES - 97.1%	SHARES	VALUE
Aerospace & Defense - 2.5%
General Dynamics Corp.	7,802	$514,620
Goodrich Corp.	2,716	344,660
Honeywell International, Inc.	16,833	939,955
L-3 Communications Holdings, Inc.	2,098	155,273
Lockheed Martin Corp.	5,774	502,800
Northrop Grumman Corp.	5,521	352,185
Precision Castparts Corp	3,129	514,689
Raytheon Co	7,179	406,260
Rockwell Collins, Inc.	3,124	154,169
Textron, Inc	6,111	151,980
The Boeing Co.	16,132	1,198,608
United Technologies Corp	19,627	1,482,427
		6,717,626

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc	3,583	209,713
Expeditors International of Washington, Inc.	4,629	179,374
FedEx Corp	6,792	622,215
United Parcel Service, Inc., Class B	20,664	1,627,497
		2,638,799

Airlines - 0.1%
Southwest Airlines Co	16,533	152,434

Auto Components - 0.2%
BorgWarner, Inc.*	2,502	164,106
Goodyear Tire & Rubber Co.*	5,316	62,782
Johnson Controls, Inc	14,769	409,249
		636,137

Automobiles - 0.4%
Ford Motor Co.	82,560	791,750
Harley-Davidson, Inc	4,956	226,638
		1,018,388

Beverages - 2.7%
Beam, Inc	3,356	209,716
Brown-Forman Corp., Class B	2,204	213,457
Coca-Cola Enterprises, Inc	6,736	188,877
Constellation Brands, Inc.*	3,547	95,982
Dr Pepper Snapple Group, Inc.	4,714	206,239
Molson Coors Brewing Co., Class B	3,540	147,299
Monster Beverage Corp.*	3,300	234,960
PepsiCo, Inc	33,682	2,379,970
The Coca-Cola Co	48,584	3,798,783
		7,475,283

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc.*	4,135	$ 410,606
Amgen, Inc.	16,749	1,223,347
Biogen Idec, Inc.*	5,159	744,856
Celgene Corp.*	9,487	608,686
Gilead Sciences, Inc.*	16,310	836,377
		3,823,872

Building Products - 0.0%
Masco Corp.	7,808	108,297

Capital Markets - 1.8%
Ameriprise Financial, Inc.	4,708	246,040
Bank of New York Mellon Corp	25,687	563,830
BlackRock, Inc	2,779	471,930
Charles Schwab Corp	23,418	302,795
E*Trade Financial Corp.*	5,579	44,855
Federated Investors, Inc., Class B	1,821	39,789
Franklin Resources, Inc	3,059	339,518
Goldman Sachs Group, Inc	10,593	1,015,445
Invesco Ltd.	9,692	219,039
Legg Mason, Inc.	2,695	71,067
Morgan Stanley	33,293	485,745
Northern Trust Corp.	5,243	241,283
State Street Corp	10,522	469,702
T. Rowe Price Group, Inc	5,448	343,006
		4,854,044

Chemicals - 2.3%
Air Products & Chemicals, Inc.	4,631	373,861
Airgas, Inc	1,502	126,183
CF Industries Holdings, Inc	1,419	274,917
Dow Chemical Co.	25,665	808,447
Eastman Chemical Co.	2,872	144,663
Ecolab, Inc.	6,365	436,193
EI Du Pont de Nemours & Co	20,180	1,020,503
FMC Corp	2,953	157,926
International Flavors & Fragrances, Inc.	1,757	96,284
Monsanto Co	11,488	950,977
Mosaic Co	6,470	354,297
PPG Industries, Inc	3,322	352,531
Praxair, Inc	6,433	699,460
Sherwin-Williams Co	1,846	244,318
Sigma-Aldrich Corp.	2,555	188,891
		6,229,451

Commercial Banks - 2.9%
BB&T Corp	15,145	467,223
Comerica, Inc.	4,204	129,105
Fifth Third Bancorp	19,985	267,799
First Horizon National Corp.	5,102	44,132
Huntington Bancshares, Inc	18,758	120,051
KeyCorp	19,943	154,359

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 9

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Commercial Banks - Cont’d
M&T Bank Corp	2,729	$ 225,334
PNC Financial Services Group, Inc.	11,434	698,732
Regions Financial Corp	30,854	208,264
SunTrust Banks, Inc.	11,665	282,643
US Bancorp	40,794	1,311,935
Wells Fargo & Co	114,441	3,826,907
Zions Bancorporation	3,856	74,884
		7,811,368

Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	2,181	59,629
Cintas Corp.	2,423	93,552
Iron Mountain, Inc	3,739	123,237
Pitney Bowes, Inc	4,108	61,497
Republic Services, Inc.	6,954	184,003
RR Donnelley & Sons Co	3,729	43,890
Stericycle, Inc.*	1,801	165,098
Waste Management, Inc.	10,018	334,601
		1,065,507

Communications Equipment - 1.8%
Cisco Systems, Inc.	115,367	1,980,851
F5 Networks, Inc.*	1,701	169,352
Harris Corp	2,564	107,303
JDS Uniphase Corp.*	4,955	54,505
Juniper Networks, Inc.*	11,580	188,870
Motorola Solutions, Inc.	6,430	309,347
QUALCOMM, Inc.	36,961	2,057,989
		4,868,217

Computers & Peripherals - 5.5%
Apple, Inc.*	20,173	11,781,032
Dell, Inc.*	32,017	400,853
EMC Corp.*	45,204	1,158,579
Hewlett-Packard Co	42,584	856,364
Lexmark International, Inc	1,561	41,491
NetApp, Inc.*	7,804	248,323
SanDisk Corp.*	5,198	189,623
Seagate Technology plc	8,400	207,732
Western Digital Corp.*	5,080	154,839
		15,038,836

Construction & Engineering - 0.1%
Fluor Corp.	3,776	186,308
Jacobs Engineering Group, Inc.*	2,771	104,910
Quanta Services, Inc.*	4,611	110,987
		402,205

Construction Materials - 0.0%
Vulcan Materials Co.	2,808	111,506

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 10

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Consumer Finance - 0.9%
American Express Co.	21,564	$ 1,255,240
Capital One Financial Corp	12,494	682,922
Discover Financial Services	11,582	400,506
SLM Corp	10,504	165,018
		2,503,686

Containers & Packaging - 0.1%
Ball Corp.	3,372	138,420
Bemis Co., Inc.	2,169	67,976
Owens-Illinois, Inc.*	3,251	62,322
Sealed Air Corp	4,172	64,416
		333,134

Distributors - 0.1%
Genuine Parts Co	3,300	198,825

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	2,312	83,671
DeVry, Inc.	1,339	41,469
H&R Block, Inc.	6,643	106,155
		231,295

Diversified Financial Services - 2.8%
Bank of America Corp.	232,088	1,898,480
Citigroup, Inc.	63,147	1,730,859
CME Group, Inc.	1,453	389,564
IntercontinentalExchange, Inc.*	1,542	209,681
JPMorgan Chase & Co.	81,981	2,929,181
Leucadia National Corp	4,155	88,377
Moody’s Corp	4,373	159,833
NYSE Euronext	5,491	140,460
The NASDAQ OMX Group, Inc	2,636	59,758
		7,606,193

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	126,266	4,502,646
CenturyLink, Inc.	13,394	528,929
Frontier Communications Corp	20,874	79,948
Verizon Communications, Inc.	61,185	2,719,061
Windstream Corp.	12,496	120,711
		7,951,295

Electric Utilities - 2.1%
American Electric Power Co., Inc.	10,479	418,112
Duke Energy Corp	28,937	667,287
Edison International	7,079	327,050
Entergy Corp.	3,832	260,154
Exelon Corp	18,466	694,691
FirstEnergy Corp.	9,087	446,990
NextEra Energy, Inc.	8,982	618,051
Northeast Utilities	6,793	263,636
Pepco Holdings, Inc	4,919	96,265

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 11

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Electric Utilities - Cont’d
Pinnacle West Capital Corp	2,247	$116,260
PPL Corp	12,553	349,099
Progress Energy, Inc	6,401	385,148
The Southern Co.	18,708	866,180
Xcel Energy, Inc	10,528	299,101
		5,808,024

Electrical Equipment - 0.5%
Cooper Industries plc	3,500	238,630
Emerson Electric Co.	15,799	735,917
Rockwell Automation, Inc.	3,027	199,964
Roper Industries, Inc	2,099	206,919
		1,381,430

Electronic Equipment & Instruments - 0.4%
Amphenol Corp.	3,489	191,616
Corning, Inc.	32,683	422,591
FLIR Systems, Inc	3,471	67,684
Jabil Circuit, Inc.	4,017	81,666
Molex, Inc.	2,736	65,500
TE Connectivity Ltd	9,237	294,753
		1,123,810

Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	9,477	389,505
Cameron International Corp.*	5,325	227,431
Diamond Offshore Drilling, Inc.	1,510	89,286
FMC Technologies, Inc.*	5,218	204,702
Halliburton Co.	19,981	567,261
Helmerich & Payne, Inc.	2,244	97,569
Nabors Industries Ltd.*	6,027	86,789
National Oilwell Varco, Inc.	9,205	593,170
Noble Corp.*	5,484	178,395
Rowan Co.’s plc*	2,619	84,672
Schlumberger Ltd	28,720	1,864,215
		4,382,995

Food & Staples Retailing - 2.3%
Costco Wholesale Corp	9,311	884,545
CVS Caremark Corp.	27,599	1,289,701
Kroger Co.	12,081	280,158
Safeway, Inc.	5,284	95,905
Sysco Corp	12,615	376,053
Walgreen Co.	18,580	549,597
Wal-Mart Stores, Inc.	37,163	2,591,004
Whole Foods Market, Inc.	3,547	338,100
		6,405,063

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 12

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Food Products - 1.7%
Archer-Daniels-Midland Co	14,182	$ 418,653
Campbell Soup Co	3,877	129,414
ConAgra Foods, Inc	9,008	233,577
Dean Foods Co.*	3,917	66,707
General Mills, Inc.	14,049	541,448
H.J. Heinz Co	6,975	379,301
Hershey Co.	3,360	242,021
Hormel Foods Corp	3,019	91,838
J.M. Smucker Co.	2,485	187,667
Kellogg Co.	5,427	267,714
Kraft Foods, Inc.	38,183	1,474,627
McCormick & Co., Inc.	2,874	174,308
Mead Johnson Nutrition Co	4,431	356,740
Tyson Foods, Inc.	6,441	121,284
		4,685,299

Gas Utilities - 0.1%
AGL Resources, Inc.	2,552	98,890
Oneok, Inc	4,494	190,141
		289,031

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	11,858	630,253
Becton Dickinson & Co.	4,365	326,284
Boston Scientific Corp.*	31,715	179,824
C.R. Bard, Inc	1,807	194,144
CareFusion Corp.*	4,887	125,498
Covidien plc	10,499	561,698
DENTSPLY International, Inc.	2,966	112,144
Edwards Lifesciences Corp.*	2,498	258,043
Intuitive Surgical, Inc.*	849	470,168
Medtronic, Inc.	22,410	867,939
St. Jude Medical, Inc.	6,942	277,055
Stryker Corp.	6,973	384,212
Varian Medical Systems, Inc.*	2,418	146,942
Zimmer Holdings, Inc.	3,892	250,489
		4,784,693

Health Care Providers & Services - 2.0%
Aetna, Inc.	7,482	290,077
AmerisourceBergen Corp.	5,401	212,529
Cardinal Health, Inc.	7,517	315,714
CIGNA Corp	6,186	272,184
Coventry Health Care, Inc	3,228	102,618
DaVita, Inc.*	2,029	199,268
Express Scripts Holding Co.*	17,399	971,386
Humana, Inc	3,514	272,124
Laboratory Corp. of America Holdings*	2,085	193,092
McKesson Corp.	5,070	475,313
Patterson Co.’s, Inc	1,980	68,251
Quest Diagnostics, Inc.	3,432	205,577
Tenet Healthcare Corp.*	10,103	52,940

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Health Care Providers & Services - Cont’d
UnitedHealth Group, Inc.	22,343	$1,307,065
WellPoint, Inc.	7,125	454,504
		5,392,642

Health Care Technology - 0.1%
Cerner Corp.*	3,159	261,123

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	9,759	334,441
Chipotle Mexican Grill, Inc.*	681	258,746
Darden Restaurants, Inc	2,771	140,296
International Game Technology	6,486	102,154
Marriott International, Inc	5,703	223,558
McDonald’s Corp.	21,886	1,937,568
Starbucks Corp.	16,463	877,807
Starwood Hotels & Resorts Worldwide, Inc.	4,285	227,276
Wyndham Worldwide Corp.	3,142	165,709
Wynn Resorts Ltd	1,737	180,162
Yum! Brands, Inc.	9,919	638,982
		5,086,699

Household Durables - 0.2%
D.R. Horton, Inc	6,093	111,989
Harman International Industries, Inc	1,447	57,301
Leggett & Platt, Inc.	2,911	61,510
Lennar Corp.	3,547	109,638
Newell Rubbermaid, Inc.	6,331	114,844
PulteGroup, Inc.*	6,859	73,391
Whirlpool Corp.	1,660	101,526
		630,199

Household Products - 2.0%
Colgate-Palmolive Co.	10,278	1,069,940
Kimberly-Clark Corp.	8,513	713,134
Procter & Gamble Co	59,011	3,614,424
The Clorox Co	2,870	207,960
		5,605,458

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*	14,280	183,212
NRG Energy, Inc.*	5,032	87,356
		270,568

Industrial Conglomerates - 2.7%
3M Co.	14,943	1,338,893
Danaher Corp.	12,363	643,865
General Electric Co	228,182	4,755,313
Tyco International Ltd	10,089	533,203
		7,271,274

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 14

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Insurance - 3.5%
ACE Ltd.	7,343	$544,337
Aflac, Inc	10,150	432,289
Allstate Corp.	10,582	371,322
American International Group, Inc.*	13,941	447,367
Aon plc	7,098	332,044
Assurant, Inc.	1,907	66,440
Berkshire Hathaway, Inc., Class B*	37,873	3,155,957
Cincinnati Financial Corp.	3,545	134,958
Genworth Financial, Inc.*	10,646	60,256
Hartford Financial Services Group, Inc	9,339	164,647
Lincoln National Corp	6,147	134,435
Loews Corp	6,761	276,593
Marsh & McLennan Co.’s, Inc.	11,769	379,315
MetLife, Inc.	22,977	708,840
Principal Financial Group, Inc	6,739	176,764
Progressive Corp.	13,131	273,519
Prudential Financial, Inc.	10,100	489,143
The Chubb Corp.	5,814	423,375
Torchmark Corp	2,218	112,120
Travelers Co.’s, Inc.	8,378	534,852
Unum Group	6,495	124,249
XL Group plc	6,884	144,839
		9,487,661

Internet & Catalog Retail - 1.0%
Amazon.com, Inc.*	7,762	1,772,453
Expedia, Inc.	2,064	99,217
Netflix, Inc.*	1,141	78,124
priceline.com, Inc.*	1,081	718,346
TripAdvisor, Inc.*	2,064	92,240
		2,760,380

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	3,916	124,333
eBay, Inc.*	24,921	1,046,931
Google, Inc.*	5,477	3,177,044
VeriSign, Inc.*	3,460	150,752
Yahoo!, Inc.*	26,523	419,859
		4,918,919

IT Services - 3.8%
Accenture plc	13,879	833,989
Automatic Data Processing, Inc.	10,639	592,167
Cognizant Technology Solutions Corp.*	6,598	395,880
Computer Sciences Corp.	3,369	83,619
Fidelity National Information Services, Inc	5,125	174,660
Fiserv, Inc.*	2,984	215,505
International Business Machines Corp.	24,892	4,868,377
MasterCard, Inc.	2,286	983,231
Paychex, Inc	7,017	220,404
SAIC, Inc	6,061	73,459
Teradata Corp.*	3,540	254,915
Total System Services, Inc	3,443	82,391

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

EQUITY SECURITIES - Cont’d	SHARES	VALUE
IT Services - Cont’d
Visa, Inc.	10,724	$1,325,808
Western Union Co	13,638	229,664
		10,334,069

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	2,628	89,010
Mattel, Inc.	7,450	241,678
		330,688

Life Sciences - Tools & Services - 0.4%
Agilent Technologies, Inc	7,562	296,733
Life Technologies Corp.*	3,921	176,406
PerkinElmer, Inc	2,449	63,184
Thermo Fisher Scientific, Inc	7,995	415,021
Waters Corp.*	1,922	152,741
		1,104,085

Machinery - 1.8%
Caterpillar, Inc	14,049	1,192,901
Cummins, Inc	4,139	401,111
Deere & Co.	8,566	692,732
Dover Corp	4,033	216,209
Eaton Corp.	7,411	293,698
Flowserve Corp.	1,211	138,962
Illinois Tool Works, Inc	10,280	543,709
Ingersoll-Rand plc	6,498	274,086
Joy Global, Inc	2,312	131,160
PACCAR, Inc.	7,682	301,058
Pall Corp	2,527	138,505
Parker Hannifin Corp.	3,288	252,781
Snap-on, Inc.	1,212	75,447
Stanley Black & Decker, Inc.	3,658	235,429
Xylem, Inc.	4,026	101,334
		4,989,122

Media - 3.3%
Cablevision Systems Corp.	4,778	63,500
CBS Corp., Class B	13,958	457,543
Comcast Corp	58,065	1,856,338
DIRECTV*	14,106	688,655
Discovery Communications, Inc.*	5,491	296,514
Gannett Co., Inc	4,742	69,850
McGraw-Hill Co.’s, Inc.	6,051	272,295
News Corp	45,372	1,011,342
Omnicom Group, Inc	5,871	285,331
Scripps Networks Interactive, Inc.	1,996	113,493
The Interpublic Group of Co.’s, Inc.	9,715	105,408
Time Warner Cable, Inc.	6,730	552,533
Time Warner, Inc.	20,673	795,910
Viacom, Inc., Class B	11,367	534,476
Walt Disney Co.	38,493	1,866,910
Washington Post Co., Class B	111	41,494
		9,011,592

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 16

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Metals & Mining - 0.7%
Alcoa, Inc	23,122	$202,318
Allegheny Technologies, Inc.	2,226	70,987
Cliffs Natural Resources, Inc	3,173	156,397
Freeport-McMoRan Copper & Gold, Inc	20,595	701,672
Newmont Mining Corp	10,737	520,852
Nucor Corp.	6,877	260,638
Titanium Metals Corp.	1,566	17,711
United States Steel Corp.	3,129	64,457
		1,995,032

Multiline Retail - 0.8%
Big Lots, Inc.*	1,502	61,267
Dollar Tree, Inc.*	4,996	268,785
Family Dollar Stores, Inc.	2,503	166,400
J.C. Penney Co., Inc.	3,104	72,354
Kohl’s Corp.	5,164	234,910
Macy’s, Inc	9,051	310,902
Nordstrom, Inc.	3,557	176,747
Sears Holdings Corp.*	919	54,864
Target Corp.	14,240	828,626
		2,174,855

Multi-Utilities - 1.3%
Ameren Corp.	5,270	176,756
Centerpoint Energy, Inc.	9,253	191,260
CMS Energy Corp.	5,471	128,568
Consolidated Edison, Inc.	6,363	395,715
Dominion Resources, Inc	12,367	667,818
DTE Energy Co	3,682	218,453
Integrys Energy Group, Inc	1,595	90,708
NiSource, Inc	6,097	150,901
PG&E Corp	9,005	407,656
Public Service Enterprise Group, Inc.	10,992	357,240
SCANA Corp	2,495	119,361
Sempra Energy	5,205	358,520
TECO Energy, Inc.	4,687	84,647
Wisconsin Energy Corp.	4,903	194,012
		3,541,615

Office Electronics - 0.1%
Xerox Corp.	29,104	229,048

Oil, Gas & Consumable Fuels - 8.9%
Alpha Natural Resources, Inc.*	4,752	41,390
Anadarko Petroleum Corp.	10,816	716,019
Apache Corp.	8,342	733,178
Cabot Oil & Gas Corp.	4,540	178,876
Chesapeake Energy Corp.	14,358	267,059
Chevron Corp	42,585	4,492,718
ConocoPhillips	27,234	1,521,836
Consol Energy, Inc.	4,927	148,992
Denbury Resources, Inc.*	8,332	125,897

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Oil, Gas & Consumable Fuels - Cont’d
Devon Energy Corp.	8,790	$509,732
EOG Resources, Inc	5,837	525,972
EQT Corp.	3,134	168,076
Exxon Mobil Corp	100,897	8,633,756
Hess Corp.	6,572	285,553
Kinder Morgan, Inc.:
Common	11,006	354,613
Warrants (strike price $40/share, expires 5/25/17)*	10,710	23,134
Marathon Oil Corp	15,190	388,408
Marathon Petroleum Corp	7,338	329,623
Murphy Oil Corp.	4,205	211,469
Newfield Exploration Co.*	2,875	84,266
Noble Energy, Inc	3,835	325,285
Occidental Petroleum Corp.	17,467	1,498,145
Peabody Energy Corp.	5,884	144,276
Phillips 66 Co.*	13,466	447,610
Pioneer Natural Resources Co	2,663	234,903
QEP Resources, Inc.	3,707	111,099
Range Resources Corp.	3,499	216,483
Southwestern Energy Co.*	7,561	241,423
Spectra Energy Corp.	14,129	410,589
Sunoco, Inc	2,357	111,958
Tesoro Corp.*	2,957	73,807
Valero Energy Corp.	12,129	292,915
Williams Co.’s, Inc.	13,620	392,528
WPX Energy, Inc.*	4,265	69,008
		24,310,596

Paper & Forest Products - 0.1%
International Paper Co	9,497	274,558
MeadWestvaco Corp	3,709	106,634
		381,192

Personal Products - 0.2%
Avon Products, Inc.	9,358	151,693
Estee Lauder Co.’s, Inc.	4,914	265,946
		417,639

Pharmaceuticals - 6.0%
Abbott Laboratories	33,885	2,184,566
Allergan, Inc	6,681	618,460
Bristol-Myers Squibb Co.	36,376	1,307,717
Eli Lilly & Co.	22,135	949,813
Forest Laboratories, Inc.*	5,722	200,213
Hospira, Inc.*	3,519	123,095
Johnson & Johnson	59,258	4,003,470
Merck & Co., Inc.	65,504	2,734,792
Mylan, Inc.*	9,213	196,882
Perrigo Co	2,028	239,162
Pfizer, Inc	161,266	3,709,118
Watson Pharmaceuticals, Inc.*	2,766	204,656
		16,471,944

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 18

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Professional Services - 0.1%
Equifax, Inc.	2,485	$115,801
Robert Half International, Inc.	2,935	83,853
The Dun & Bradstreet Corp	995	70,814
		270,468

Real Estate Investment Trusts - 2.1%
American Tower Corp.	8,599	601,156
Apartment Investment & Management Co	2,625	70,954
AvalonBay Communities, Inc.	2,043	289,044
Boston Properties, Inc	3,192	345,917
Equity Residential	6,442	401,723
HCP, Inc.	9,031	398,719
Health Care REIT, Inc.	4,510	262,933
Host Hotels & Resorts, Inc	15,343	242,726
Kimco Realty Corp.	8,535	162,421
Plum Creek Timber Co., Inc.	3,520	139,744
Prologis, Inc.	9,973	331,403
Public Storage	3,078	444,494
Simon Property Group, Inc.	6,528	1,016,148
Ventas, Inc	6,256	394,879
Vornado Realty Trust	4,007	336,508
Weyerhaeuser Co.	11,704	261,701
		5,700,470

Real Estate Management & Development - 0.0%
CBRE Group, Inc.*	7,064	115,567

Road & Rail - 0.8%
CSX Corp.	22,379	500,395
Norfolk Southern Corp	7,016	503,538
Ryder System, Inc.	1,042	37,522
Union Pacific Corp	10,256	1,223,643
		2,265,098

Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.*	12,618	72,301
Altera Corp.	7,040	238,234
Analog Devices, Inc.	6,506	245,081
Applied Materials, Inc	27,603	316,330
Broadcom Corp.*	10,718	362,268
First Solar, Inc.*	1,275	19,202
Intel Corp.	108,348	2,887,474
KLA-Tencor Corp.	3,628	178,679
Lam Research Corp.*	4,337	163,678
Linear Technology Corp.	4,777	149,663
LSI Corp.*	12,756	81,256
Microchip Technology, Inc	3,995	132,155
Micron Technology, Inc.*	21,814	137,646
NVIDIA Corp.*	13,117	181,277
Teradyne, Inc.*	4,074	57,280

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Semiconductors & Semiconductor Equipment - Cont’d
Texas Instruments, Inc	24,645	$707,065
Xilinx, Inc.	5,571	187,018
		6,116,607

Software - 3.6%
Adobe Systems, Inc.*	10,581	342,507
Autodesk, Inc.*	4,844	169,492
BMC Software, Inc.*	3,469	148,057
CA, Inc.	7,621	206,453
Citrix Systems, Inc.*	4,091	343,399
Electronic Arts, Inc.*	6,973	86,117
Intuit, Inc.	6,324	375,329
Microsoft Corp.	161,331	4,935,115
Oracle Corp.	83,573	2,482,118
Red Hat, Inc.*	4,195	236,934
Salesforce.com, Inc.*	2,944	407,037
Symantec Corp.*	15,522	226,776
		9,959,334

Specialty Retail - 2.0%
Abercrombie & Fitch Co.	1,905	65,037
AutoNation, Inc.*	1,077	37,997
AutoZone, Inc.*	574	210,756
Bed Bath & Beyond, Inc.*	5,007	309,433
Best Buy Co., Inc	6,201	129,973
CarMax, Inc.*	4,737	122,878
GameStop Corp	2,806	51,518
Limited Brands, Inc.	5,261	223,750
Lowe’s Co.’s, Inc	25,342	720,726
O’Reilly Automotive, Inc.*	2,772	232,210
Ross Stores, Inc	4,858	303,479
Staples, Inc	15,409	201,087
The Gap, Inc.	7,164	196,007
The Home Depot, Inc.	32,965	1,746,815
Tiffany & Co.	2,679	141,853
TJX Co.’s, Inc	15,957	685,034
Urban Outfitters, Inc.*	2,560	70,630
		5,449,183

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	6,280	367,254
Fossil, Inc.*	1,150	88,021
Nike, Inc., Class B	7,897	693,199
Ralph Lauren Corp.	1,406	196,924
VF Corp.	1,897	253,155
		1,598,553

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc	10,462	66,643
People’s United Financial, Inc.	8,180	94,970
		161,613

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Tobacco - 2.0%
Altria Group, Inc.	43,823	$1,514,085
Lorillard, Inc.	2,811	370,911
Philip Morris International, Inc.	36,731	3,205,147
Reynolds American, Inc.	7,139	320,327
		5,410,470

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,412	258,468
W.W. Grainger, Inc	1,321	252,628
		511,096

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.*	5,551	325,622
MetroPCS Communications, Inc.*	6,370	38,538
Sprint Nextel Corp.*	65,061	212,099
		576,259

Total Equity Securities (Cost $215,530,837)		265,747,861

EXCHANGE TRADED FUNDS - 1.2%
SPDR S&P 500 Trust	25,000	3,406,750

Total Exchange Traded Funds (Cost $3,278,098)		3,406,750

	PRINCIPAL
U.S. TREASURY - 0.2%	AMOUNT
United States Treasury Bills, 0.145%, 9/20/12^	$500,000	499,837

Total U.S. Treasury (Cost $499,837)		499,837

TIME DEPOSIT - 1.4%
State Street Bank Time Deposit, 0.128%, 7/2/12	3,945,375	3,945,375

Total Time Deposit (Cost $3,945,375)		3,945,375

TOTAL INVESTMENTS (Cost $223,254,147) - 99.9%		273,599,823
Other assets and liabilities, net - 0.1%		179,018
Net assets - 100%		$273,778,841

See notes to financial statements.

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 3,282,239 shares of common stock
outstanding; $0.10 par value, 30,000,000 shares authorized	$ 239,530,699
Undistributed net investment income	3,468,111
Accumulated net realized gain (loss) on investments	(19,654,391)
Net unrealized appreciation (depreciation) on investments	50,434,422

NET ASSETS	$ 273,778,841

NET ASSET VALUE PER SHARE	$ 83.41

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
futures	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
E-Mini S&P 500 Index^	35	9/12	$2,373,700	$50,365
S&P 500 Index^	7	9/12	2,373,700	38,381
Total Purchased				$88,746

^ Futures collateralized by $500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
plc: Public Limited Company
REIT: Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012

NET INVESTMENT INCOME
Investment Income:
Dividend income	$ 2,931,983
Interest income	1,503
Total investment income	2,933,486

Expenses:
Investment advisory fee	339,102
Transfer agency fees and expenses	1,471
Accounting fees	21,274
Directors’ fees and expenses	28,349
Administrative fees	135,641
Custodian fees	18,290
Reports to shareholders	52,184
Professional fees	20,299
Miscellaneous	20,974
Total expenses	637,584
Reimbursement from Advisor	(67,809)
Fees paid indirectly	(64)
Net expenses	569,711

NET INVESTMENT INCOME	2,363,775

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	1,509,017
Futures	403,399
1,912,416

Change in unrealized appreciation (depreciation) on:
Investments	19,672,307
Futures	20,115
19,692,422

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,604,838

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ 23,968,613

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2012	2011
Operations:
Net investment income	$ 2,363,775	$ 4,239,726
Net realized gain (loss)	1,912,416	(302,572)
Change in unrealized appreciation (depreciation)	19,692,422	(880,846)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,968,613	3,056,308

Distributions to shareholders from:
Net investment income	—	(4,056,665)
Net realized gain	—	(8,339,149)
Total distributions	—	(12,395,814)

Capital share transactions:
Shares sold	9,275,752	55,276,944
Reinvestment of distributions	—	12,395,814
Shares redeemed	(18,533,113)	(35,351,562)
Total capital share transactions	(9,257,361)	32,321,196

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,711,252	22,981,690

NET ASSETS
Beginning of period	259,067,589	236,085,899
End of period (including undistributed net investment income of $3,468,111
and $1,104,336, respectively)	$ 273,778,841	$ 259,067,589

CAPITAL SHARE ACTIVITY
Shares sold	112,999	676,978
Reinvestment of distributions	—	161,720
Shares redeemed	(225,361)	(441,402)
Total capital share activity	(112,362)	397,296

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP S&P 500 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as

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follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a sig-nificant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor’s portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

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The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
Equity securities*	$265,747,861	—	—	$265,747,861
Exchange traded funds	3,406,750	—	—	3,406,750
U.S. government obligations	—	$499,837	—	499,837
Other debt obligations	—	3,945,375	—	3,945,375
TOTAL	$269,154,611	$4,445,212	—	$273,599,823

Other financial instruments**	$88,746	—	—	$88,746

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.
** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.

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During the six month period, the Portfolio invested in E-Mini S&P 500 Index and S&P 500 Index Futures. The volume of activity has varied throughout the period with a weighted average of 5 contracts and $189,752 weighted average notional value.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other fi-nancial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of this pronouncement will have on the Portfolio’s financial statements and related disclosures.

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NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .25% of the Portfolio’s average daily net assets. Under the terms of the agreement, $54,582 was payable at period end. In addition, $41,508 was payable at period end for operating expenses paid by the Advisor during June 2012.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2013. The contractual expense cap is .42% (.40% prior to May 1, 2012). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the average daily net assets of the Portfolio. Under the terms of the agreement, $21,833 was payable at period end.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $24 for the six months ended June 30, 2012. Under the terms of the agreement, $8 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $4,346,983 and $11,364,178, respectively.

Capital Loss Carryforwards

PRE-ENACTMENT
EXPIRATION DATE
31-Dec-12	($2,529,937)
31-Dec-13	(1,687,669)
31-Dec-15	(2,330,473)
31-Dec-16	(280,386)
31-Dec-17	(2,509,534)
31-Dec-18	(2,611,900)

POST-ENACTMENT

Short-term	($67,162)
Long-term	(253,130)

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Capital losses may be utilized to offset future capital gains until expiration; however the Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas Index 500 Portfolio may be limited under certain tax provisions. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryfor-wards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2012, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$78,358,636
Unrealized (depreciation)	(37,012,947)
Net unrealized appreciation/(depreciation)	$41,345,689

Federal income tax cost of investments	$232,254,134

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2012.

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31,
	2012		2011	2010
Net asset value, beginning	$76.32		$78.77	$71.52
Income from investment operations:
Net investment income	.73		1.27	1.33
Net realized and unrealized gain (loss)	6.36		.11	9.18
Total from investment operations	7.09		1.38	10.51
Distributions from:
Net investment income	—		(1.25)	(1.13)
Net realized gain	—		(2.58)	(2.13)
Total distributions	—		(3.83)	(3.26)
Total increase (decrease) in net asset value	7.09		(2.45)	7.25
Net asset value, ending	$83.41		$76.32	$78.77

Total return*	9.29%		1.73%	14.69%
Ratios to average net assets: A
Net investment income	1.74	% (a)	1.70%	1.67%
Total expenses	.47	% (a)	.46%	.46%
Expenses before offsets	.42	% (a)	.39%	.38%
Net expenses	.42	% (a)	.39%	.38%
Portfolio turnover	2%		7%	9%
Net assets, ending (in thousands)	$273,779		$259,068	$236,086

			Years Ended
	December 31,		December 31,	December 31,
	2009		2008	2007
Net asset value, beginning	$58.44		$97.44	$94.19
Income from investment operations:
Net investment income	1.33		1.44	1.52
Net realized and unrealized gain (loss)	13.95		(36.76)	3.31
Total from investment operations	15.28		(35.32)	4.83
Distributions from:
Net investment income	(1.30)		(2.60)	(1.42)
Net realized gain	(.90)		(1.08)	(.16)
Total distributions	(2.20)		(3.68)	(1.58)
Total increase (decrease) in net asset value	13.08		(39.00)	3.25
Net asset value, ending	$71.52		$58.44	$97.44

Total return*	26.11%		(37.10%)	5.16%
Ratios to average net assets: A
Net investment income	1.98%		2.00%	1.59%
Total expenses	.46%		.47%	.45%
Expenses before offsets	.38%		.39%	.39%
Net expenses	.38%		.39%	.39%
Portfolio turnover	9%		7%	3%
Net assets, ending (in thousands)	$238,077		$213,624	$302,821

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 33

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 34

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 35

Calvert VP S&P MidCap 400 Index Portfolio

Semi-Annual Report

June 30, 2012

Calvert INVESTMENTS

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO

Portfolio within Calvert Variable Products, Inc.

Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

Equities started the year strong as continuously improving U.S. economic data and healthy corporate earnings helped drive improvements in investor sentiment. However, negative headwinds from the eurozone, a slowdown in China, and the U.S. policy stalemate—which will likely worsen later in this election year—became a drag on equity markets as the year wore on. Despite the pullback, most global equity markets were still up considerably through the first half of 2012.

For the six-month reporting period, the Standard and Poor’s (S&P) 500 Index and Russell 1000 Index returned 9.49% and 9.38%, respectively, while the MSCI EAFE Index was up 3.38% and the MSCI Emerging Markets Index gained 4.12%. Small-cap stocks slightly underperformed large-cap stocks with the Russell 2000 Index of small-caps returning 8.53%. Growth outperformed value as the Russell 1000 Growth Index returned 10.08% versus the Russell 1000 Value Index’s return of 8.68%.

Within the Russell 1000 Index, Telecommunication Services, Financials, and Information Technology were the top-performing sectors through the first half of 2012. Despite a strong bounce this year, Financials lost some ground as negative investor sentiment heightened due to the European economic and sovereign debt crisis. At the same time, fears of a significant slowdown in China caused the Energy, Materials, and Industrials sectors to lag.

The U.S. corporate sector remained strong as aggregate earnings per share for S&P 500 companies grew 7.7% in the fourth quarter of 2011

	AVERAGE ANNUAL TOTAL RETURN
	(period ended 6.30.12)

	Class I	Class F
Six month*	7.64%	7.52%
One year	-2.84%	-3.07%
Five year	1.96%	1.74%
Ten year	7.57%	7.36%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for Class I shares is 0.56%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total Return is not annualized for periods of less than one year.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 4

on a year-over-year basis. This was followed by 69% of S&P 500 companies beating earnings expectations in the first quarter of 2012. Notably, 67% of these companies also beat their revenue estimates, which indicated improvements in top-line numbers and overall improvement in the strength of the U.S. economy.

Global inflation remained tame. Aggressive accommodative monetary policy by central banks around the globe helped equity markets rally hard off the lows of last fall, albeit on low volume. Also, the Federal Reserve (Fed) announced an extension of “operation twist” through the end of this year in an effort to further reduce long-term interest rates.

The manufacturing sector continued to provide significant support to the U.S. economic recovery. A weak dollar, thanks to the especially accommodative monetary policy in the United States, continued to help U.S. exports and support the rebuilding of the domestic manufacturing and industrial base. However, some economic indicators have begun to be impacted by the economic recession in Europe and a slowdown in the emerging markets.

% of Total
ECONOMIC SECTORS	Investments

Consumer Discretionary	12.9%
Consumer Staples	3.4%
Energy	4.9%
Exchange Traded Funds	1.9%
Financials	21.5%
Government	0.3%
Health Care	10.2%
Industrials	15.7%
Information Technology	15.3%
Materials	6.7%
Telecommunication Services	0.5%
Time Deposit	1.4%
Utilities	5.3%

Total	100%

While the U.S. labor market is still weak, it showed very encouraging signs, although improvements seemed to slow down in the second quarter. The public sector accounted for a large portion of the job losses. However, we believe hiring will likely resume once pending policy measures clear political hurdles and companies have better visibility for the next several quarters.

2012 started with a surge in oil prices due to geopolitical tensions in the Middle East, but commodity prices--especially food and energy--softened, providing another source of support for the U.S. consumer. The continued recovery of the U.S. consumer will be important for a self-sustained U.S. economic recovery.

On the housing front, most data continued to point to an improving environment in residential housing, supported by historically low mortgage rates and low home prices. Despite high inventories of foreclosures still to be worked through, we believe the repair and the bottoming-out process in the housing market has started and should continue as the U.S. economy and U.S. consumers recover.

The European Central Bank’s LTRO (long term refinancing operation) seemed to help eurozone sovereign bond markets by driving down short-term yields and reducing investors’ perception of the probability of a tail risk event, such as a global financial crisis. Yet despite the positive impact of the LTRO, the fiscal drag began having a pervasive negative impact on economic growth throughout Europe, with core economies also coming under stress.

Markets focused on increased political turmoil in several eurozone countries. Greek elections in mid-June were framed as a referendum on Greece’s status in the eurozone. There was a global sigh of relief after the New Democracy party emerged victorious amid hope that Greece would adhere to the international bailout agreement.

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With Spain’s financial system badly in need of a capital injection, eurozone officials agreed to a 100 billion euro bailout for the country. But concern mounted that bailouts of eurozone countries that subordinate private investors in government bonds to official creditors were scaring away investors from the sovereign bond market, which could further accelerate and exacerbate the sovereign debt crisis and the likelihood of contagion.

After much nervous anticipation, market participants responded to the glimmer of hope arising from the European leaders’ two-day summit at the end of the June with what looked like a short-term relief rally. There were some important breakthroughs at the meeting, with Germany appearing more flexible on many of the proposed solutions.

The Chinese economy continued to show signs of slowing growth, with China’s HSBC Manufacturing PMI in contraction territory for eight consecutive months. China also cut its economic growth target from 8% to 7.5% during the first quarter, signaling its need to transition from an export-driven economy to a more sustainable, consumer-driven economic model.

A potential sharp slowdown or, more importantly, a hard landing in China, fueled by a possible bursting of a real estate bubble there, would certainly ripple strongly throughout the global economy, especially for emerging-market economies that supply China such as Brazil and Australia. As for the United States, this indirect impact may be less damaging than a domestic recession.

Outlook

Despite the resilient economic environment in the United States, the expiration of the Bush tax breaks and the payroll tax holiday, along with debt ceiling negotiations expected later this year, will probably be significant negatives for the economy. Even with positive corporate earnings and continued gradual economic recovery in the United States, these looming developments in the political landscape will most certainly weigh on U.S. gross domestic product growth and are likely to fuel market volatility in the second half of the year.

We believe that the relief rally following the June EU Leaders Summit is a welcome sign, but the positive sentiment may be short-lived as eurozone policymakers’ promises have not yet been backed up by timely actions. Furthermore, a whole range of upcoming policy decisions in the United States won’t be resolved until later this year. However, once we have more visibility into the “fiscal cliff” scenarios, barring disagreement on the extension of stimulative measures, market participants may feel better about investing in risky assets for the long term.

Natalie A. Trunow

Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2012

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/12	6/30/12	1/1/12 - 6/30/12

Class I
Actual	$1,000.00	$1,076.38	$2.84

Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.13	$2.77

Class F
Actual	$1,000.00	$1,075.19	$4.08

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.93	$3.97

* Expenses are equal to the Fund’s annualized expense ratio of 0.55% and 0.79%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 7

STATEMENT OF NET ASSETS JUNE 30, 2012

EQUITY SECURITIES - 95.7%	SHARES	VALUE
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	5,251	$ 265,543
BE Aerospace, Inc.*	16,291	711,265
Esterline Technologies Corp.*	4,878	304,143
Exelis, Inc.	29,416	290,042
Huntington Ingalls Industries, Inc.*	7,779	313,027
Triumph Group, Inc	7,807	439,300
		2,323,320

Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	16,383	239,356

Airlines - 0.3%
Alaska Air Group, Inc.*	11,147	400,177
JetBlue Airways Corp.*	35,768	189,571
		589,748

Auto Components - 0.3%
Gentex Corp.	22,865	477,193

Automobiles - 0.1%
Thor Industries, Inc.	6,630	181,728

Biotechnology - 2.0%
Regeneron Pharmaceuticals, Inc.*	12,220	1,395,768
United Therapeutics Corp.*	8,417	415,632
Vertex Pharmaceuticals, Inc.*	33,092	1,850,505
		3,661,905

Building Products - 0.5%
Fortune Brands Home & Security, Inc.*	25,125	559,534
Lennox International, Inc.	8,094	377,423
		936,957

Capital Markets - 2.1%
Affiliated Managers Group, Inc.*	8,053	881,401
Apollo Investment Corp	31,360	240,845
Eaton Vance Corp.	18,299	493,158
Greenhill & Co., Inc	4,608	164,275
Janus Capital Group, Inc.	29,737	232,543
Jefferies Group, Inc	23,929	310,838
Raymond James Financial, Inc	17,504	599,337
SEI Investments Co.	22,568	448,877
Waddell & Reed Financial, Inc	13,596	411,687
		3,782,961

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Chemicals - 2.9%
Albemarle Corp	13,984	$ 834,006
Ashland, Inc	12,303	852,721
Cabot Corp	10,035	408,425
Cytec Industries, Inc.	7,210	422,794
Intrepid Potash, Inc.*	8,390	190,956
Minerals Technologies, Inc.	2,818	179,732
NewMarket Corp	1,660	359,556
Olin Corp.	12,776	266,891
RPM International, Inc	20,622	560,918
Scotts Miracle-Gro Co.	6,898	283,646
Sensient Technologies Corp	7,827	287,486
Valspar Corp	14,302	750,712
		5,397,843

Commercial Banks - 4.0%
Associated Banc-Corp.	27,641	364,585
BancorpSouth, Inc.	12,906	187,395
Bank of Hawaii Corp	7,138	327,991
Cathay General Bancorp	12,534	206,936
City National Corp	7,463	362,552
Commerce Bancshares, Inc.	12,343	467,800
Cullen/Frost Bankers, Inc.	9,623	553,226
East West Bancorp, Inc	22,669	531,815
First Niagara Financial Group, Inc.	55,294	422,999
FirstMerit Corp	17,411	287,630
Fulton Financial Corp	31,876	318,441
Hancock Holding Co.	13,291	404,578
International Bancshares Corp.	8,471	165,354
Prosperity Bancshares, Inc	7,475	314,174
Signature Bank*	7,239	441,362
SVB Financial Group*	6,905	405,462
Synovus Financial Corp.	124,760	247,025
TCF Financial Corp.	25,138	288,584
Trustmark Corp	10,225	250,308
Valley National Bancorp	31,343	332,236
Webster Financial Corp.	11,714	253,725
Westamerica Bancorporation	4,369	206,173
		7,340,351

Commercial Services & Supplies - 1.6%
Clean Harbors, Inc.*	7,519	424,222
Copart, Inc.*	16,312	386,431
Corrections Corp. of America	15,852	466,841
Deluxe Corp.	8,099	201,989
Herman Miller, Inc	9,280	171,866
HNI Corp	7,144	183,958
Mine Safety Appliances Co.	4,905	197,377
Rollins, Inc.	10,259	229,494
The Brink’s Co.	7,464	173,015
TravelCenters of America LLC (b)*	60,000	10
Waste Connections, Inc.	19,341	578,683
		3,013,886

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Communications Equipment - 0.9%
Adtran, Inc	10,145	$ 306,278
Ciena Corp.*	15,700	257,009
Plantronics, Inc.	6,665	222,611
Polycom, Inc.*	28,247	297,158
Riverbed Technology, Inc.*	25,070	404,881
Tellabs, Inc.	58,161	193,676
		1,681,613

Computers & Peripherals - 0.6%
Diebold, Inc	9,983	368,473
NCR Corp.*	25,085	570,182
QLogic Corp.*	15,279	209,169
		1,147,824

Construction & Engineering - 0.9%
AECOM Technology Corp.*	17,703	291,214
Granite Construction, Inc	5,546	144,806
KBR, Inc	23,269	574,977
Shaw Group, Inc.*	10,380	283,478
URS Corp	11,874	414,165
		1,708,640

Construction Materials - 0.3%
Martin Marietta Materials, Inc	7,154	563,878

Containers & Packaging - 1.4%
AptarGroup, Inc.	10,533	537,710
Greif, Inc.	4,907	201,187
Packaging Corp. of America	15,359	433,738
Rock-Tenn Co.	11,082	604,523
Silgan Holdings, Inc.	7,881	336,440
Sonoco Products Co.	15,925	480,139
		2,593,737

Distributors - 0.4%
LKQ Corp.*	23,114	772,008

Diversified Consumer Services - 0.8%
ITT Educational Services, Inc.*	2,897	175,993
Matthews International Corp	4,531	147,212
Regis Corp.	9,198	165,196
Service Corp. International	34,039	421,062
Sotheby’s	10,766	359,154
Strayer Education, Inc	1,849	201,578
		1,470,195

Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	13,711	379,521
MSCI, Inc.*	19,057	648,319
		1,027,840

Diversified Telecommunication Services - 0.3%
tw telecom, Inc.*	23,803	610,785

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 10

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Electric Utilities - 2.2%
Cleco Corp.	9,667	$ 404,371
Great Plains Energy, Inc.	23,959	512,962
Hawaiian Electric Industries, Inc.	15,296	436,242
IDACORP, Inc	7,932	333,778
NV Energy, Inc	37,003	650,513
OGE Energy Corp	15,458	800,570
PNM Resources, Inc.	12,695	248,060
Westar Energy, Inc	19,784	592,531
		3,979,027

Electrical Equipment - 1.6%
Acuity Brands, Inc.	6,703	341,249
AMETEK, Inc.	25,202	1,257,832
General Cable Corp.*	7,920	205,445
Hubbell, Inc., Class B	9,286	723,751
Regal-Beloit Corp.	6,528	406,433
		2,934,710

Electronic Equipment & Instruments - 2.1%
Arrow Electronics, Inc.*	17,524	574,963
Avnet, Inc.*	22,743	701,849
Ingram Micro, Inc.*	23,888	417,323
Itron, Inc.*	6,339	261,420
National Instruments Corp.	14,786	397,152
Tech Data Corp.*	6,251	301,111
Trimble Navigation Ltd.*	19,613	902,394
Vishay Intertechnology, Inc.*	22,639	213,486
		3,769,698

Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc.*	9,013	341,052
CARBO Ceramics, Inc.	3,169	243,157
Dresser-Rand Group, Inc.*	11,859	528,200
Dril-Quip, Inc.*	5,488	359,958
Helix Energy Solutions Group, Inc.*	16,820	276,016
Oceaneering International, Inc	16,981	812,711
Oil States International, Inc.*	8,166	540,589
Patterson-UTI Energy, Inc	24,595	358,103
Superior Energy Services, Inc.*	24,700	499,681
Tidewater, Inc	8,036	372,549
Unit Corp.*	6,600	243,474
		4,575,490

Food & Staples Retailing - 0.3%
Harris Teeter Supermarkets, Inc.	7,847	321,649
SUPERVALU, Inc.	33,280	172,390
		494,039

Food Products - 1.9%
Flowers Foods, Inc.	17,686	410,846
Green Mountain Coffee Roasters, Inc.*	20,704	450,933
Hillshire Brands Co.	18,800	545,012
Ingredion, Inc.	11,967	592,606
Lancaster Colony Corp.	3,171	225,807
Post Holdings, Inc.*	4,392	135,054

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 11

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Food Products - Cont’d
Ralcorp Holdings, Inc.*	8,657	$577,768
Smithfield Foods, Inc.*	25,254	546,244
Tootsie Roll Industries, Inc	4,084	97,444
		3,581,714

Gas Utilities - 1.4%
Atmos Energy Corp.	14,116	495,048
National Fuel Gas Co.	13,047	612,948
Questar Corp.	27,940	582,828
UGI Corp.	17,615	518,409
WGL Holdings, Inc	8,198	325,872
		2,535,105

Health Care Equipment & Supplies - 2.7%
Gen-Probe, Inc.*	7,198	591,676
Hill-Rom Holdings, Inc	9,835	303,410
Hologic, Inc.*	41,483	748,353
IDEXX Laboratories, Inc.*	8,629	829,506
Masimo Corp.*	8,990	201,196
ResMed, Inc.*	22,383	698,349
STERIS Corp	9,237	289,765
Teleflex, Inc.	6,490	395,306
The Cooper Co.’s, Inc.	7,425	592,218
Thoratec Corp.*	9,299	312,260
		4,962,039

Health Care Providers & Services - 4.0%
AMERIGROUP Corp.*	7,624	502,498
Catalyst Health Solutions, Inc.*	7,973	744,997
Community Health Systems, Inc.*	14,243	399,231
Health Management Associates, Inc.*	40,496	317,894
Health Net, Inc.*	13,223	320,922
Henry Schein, Inc.*	14,090	1,105,924
HMS Holdings Corp.*	13,478	448,952
LifePoint Hospitals, Inc.*	7,677	314,603
Lincare Holdings, Inc.	13,540	460,631
Mednax, Inc.*	7,795	534,269
Omnicare, Inc	17,714	553,208
Owens & Minor, Inc.	10,109	309,639
Universal Health Services, Inc., Class B	15,181	655,212
VCA Antech, Inc.*	13,818	303,720
WellCare Health Plans, Inc.*	6,821	361,513
		7,333,213

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	30,212	330,217

Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc.*	6,758	315,328
Bob Evans Farms, Inc.	4,695	188,739
Brinker International, Inc.	11,819	376,672
Cheesecake Factory, Inc.*	8,468	270,637
International Speedway Corp	4,511	118,098
Life Time Fitness, Inc.*	6,745	313,710

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Hotels, Restaurants & Leisure - Cont’d
Panera Bread Co.*	4,662	$650,069
Scientific Games Corp.*	9,608	82,148
Wendy’s Co.	47,220	222,878
WMS Industries, Inc.*	8,882	177,196
		2,715,475

Household Durables - 1.6%
KB Home	11,516	112,857
MDC Holdings, Inc.	5,977	195,268
Mohawk Industries, Inc.*	8,976	626,794
NVR, Inc.*	795	675,750
Tempur-Pedic International, Inc.*	10,100	236,239
Toll Brothers, Inc.*	23,005	683,939
Tupperware Brands Corp	8,767	480,081
		3,010,928

Household Products - 1.1%
Church & Dwight Co., Inc.	21,778	1,208,026
Energizer Holdings, Inc.*	10,252	771,463
		1,979,489

Industrial Conglomerates - 0.3%
Carlisle Co.’s, Inc	9,834	521,399

Insurance - 4.4%
Alleghany Corp.*	2,283	775,649
American Financial Group, Inc	11,849	464,836
Arthur J. Gallagher & Co.	18,534	649,987
Aspen Insurance Holdings Ltd	11,252	325,183
Brown & Brown, Inc.	18,197	496,232
Everest Re Group Ltd.	8,270	855,862
Fidelity National Financial, Inc	34,933	672,810
First American Financial Corp.	16,805	285,013
Hanover Insurance Group, Inc.	7,155	279,975
HCC Insurance Holdings, Inc.	15,867	498,224
Kemper Corp.	7,772	238,989
Mercury General Corp	5,768	240,353
Old Republic International Corp.	40,680	337,237
Protective Life Corp	12,701	373,537
Reinsurance Group of America, Inc.	11,557	614,948
StanCorp Financial Group, Inc	7,040	261,606
WR Berkley Corp.	17,699	688,845
		8,059,286

Internet & Catalog Retail - 0.1%
HSN, Inc.	6,265	252,793

Internet Software & Services - 1.5%
AOL, Inc.*	14,661	411,681
Equinix, Inc.*	7,532	1,322,996
Monster Worldwide, Inc.*	19,591	166,523
Rackspace Hosting, Inc.*	16,729	735,072
ValueClick, Inc.*	12,786	209,563
		2,845,835

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
IT Services - 3.2%
Acxiom Corp.*	12,042	$181,955
Alliance Data Systems Corp.*	7,895	1,065,825
Broadridge Financial Solutions, Inc.	19,780	420,720
Convergys Corp.	18,440	272,359
CoreLogic, Inc.*	16,973	310,776
DST Systems, Inc.	5,338	289,907
Gartner, Inc.*	14,626	629,649
Global Payments, Inc	12,317	532,464
Jack Henry & Associates, Inc.	13,798	476,307
Lender Processing Services, Inc.	13,443	339,839
Mantech International Corp.	3,690	86,604
NeuStar, Inc.*	10,488	350,299
VeriFone Systems, Inc.*	16,864	558,030
Wright Express Corp.*	6,093	376,060
		5,890,794

Leisure Equipment & Products - 0.4%
Polaris Industries, Inc	10,769	769,768

Life Sciences - Tools & Services - 1.2%
Bio-Rad Laboratories, Inc.*	3,139	313,932
Charles River Laboratories International, Inc.*	7,682	251,662
Covance, Inc.*	8,695	416,056
Mettler-Toledo International, Inc.*	4,931	768,496
Techne Corp	5,774	428,431
		2,178,577

Machinery - 5.2%
AGCO Corp.*	15,243	697,062
CLARCOR, Inc	7,877	379,356
Crane Co.	7,786	283,255
Donaldson Co., Inc.	23,349	779,156
Gardner Denver, Inc	7,852	415,449
Graco, Inc.	9,517	438,543
Harsco Corp.	12,870	262,291
IDEX Corp.	13,301	518,473
ITT Corp	14,472	254,707
Kennametal, Inc	12,663	419,778
Lincoln Electric Holdings, Inc.	13,123	574,656
Nordson Corp	8,874	455,147
Oshkosh Corp.*	14,570	305,243
Pentair, Inc.	15,530	594,488
SPX Corp	7,942	518,771
Terex Corp.*	17,483	311,722
Timken Co.	13,162	602,688
Trinity Industries, Inc.	12,771	319,020
Valmont Industries, Inc.	3,574	432,347
Wabtec Corp.	7,553	589,210
Woodward, Inc.	9,556	376,889
		9,528,251

Marine - 0.4%
Kirby Corp.*	8,761	412,468
Matson, Inc	6,642	353,686
		766,154

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Media - 1.2%
AMC Networks, Inc.*	8,998	$319,879
Cinemark Holdings, Inc.	16,100	367,885
DreamWorks Animation SKG, Inc.*	11,317	215,702
John Wiley & Sons, Inc	7,323	358,754
Lamar Advertising Co.*	9,334	266,952
Meredith Corp	5,948	189,979
New York Times Co.*	19,281	150,392
Scholastic Corp.	4,042	113,822
Valassis Communications, Inc.*	6,797	147,835
		2,131,200

Metals & Mining - 1.6%
Carpenter Technology Corp.	6,894	329,809
Commercial Metals Co.	18,414	232,753
Compass Minerals International, Inc.	5,246	400,165
Reliance Steel & Aluminum Co	11,781	594,940
Royal Gold, Inc.	9,360	733,824
Steel Dynamics, Inc.	34,853	409,523
Worthington Industries, Inc.	8,551	175,039
		2,876,053

Multiline Retail - 0.1%
Saks, Inc.*	24,806	264,184

Multi-Utilities - 1.1%
Alliant Energy Corp.	17,398	792,827
Black Hills Corp.	6,991	224,901
MDU Resources Group, Inc	29,607	639,807
Vectren Corp.	12,856	379,509
		2,037,044

Office Electronics - 0.2%
Zebra Technologies Corp.*	8,281	284,535

Oil, Gas & Consumable Fuels - 2.6%
Arch Coal, Inc.	33,725	232,365
Bill Barrett Corp.*	7,456	159,708
Cimarex Energy Co	13,440	740,813
Energen Corp	11,309	510,375
Forest Oil Corp.*	18,802	137,819
HollyFrontier Corp	32,424	1,148,782
Northern Oil And Gas, Inc.*	10,059	160,340
Plains Exploration & Production Co.*	20,210	710,988
Quicksilver Resources, Inc.*	18,832	102,069
SM Energy Co.	10,059	493,998
World Fuel Services Corp.	11,338	431,184
		4,828,441

Paper & Forest Products - 0.4%
Domtar Corp.	5,666	434,639
Louisiana-Pacific Corp.*	21,718	236,292
		670,931

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Pharmaceuticals - 0.5%
Endo Health Solutions, Inc.*	18,374	$569,226
Medicis Pharmaceutical Corp.	9,405	321,181
		890,407

Professional Services - 0.8%
Corporate Executive Board Co	5,306	216,909
FTI Consulting, Inc.*	6,535	187,881
Korn/Ferry International*	7,897	113,322
Manpower, Inc	12,573	460,801
Towers Watson & Co	8,056	482,554
		1,461,467

Real Estate Investment Trusts - 9.3%
Alexandria Real Estate Equities, Inc.	9,734	707,857
American Campus Communities, Inc.	11,712	526,806
BioMed Realty Trust, Inc.	24,171	451,514
BRE Properties, Inc.	12,002	600,340
Camden Property Trust	12,542	848,717
Corporate Office Properties Trust	11,468	269,613
Duke Realty Corp	41,744	611,132
Equity One, Inc.	9,505	201,506
Essex Property Trust, Inc.	5,540	852,717
Federal Realty Investment Trust	10,021	1,043,086
Highwoods Properties, Inc	11,569	389,297
Home Properties, Inc	7,692	471,981
Hospitality Properties Trust	19,372	479,844
Liberty Property Trust	18,494	681,319
Macerich Co.	20,784	1,227,295
Mack-Cali Realty Corp.	13,888	403,724
National Retail Properties, Inc.	16,835	476,262
Omega Healthcare Investors, Inc.	16,426	369,585
Potlatch Corp.	6,401	204,448
Rayonier, Inc.	19,122	858,578
Realty Income Corp	20,917	873,703
Regency Centers Corp.	14,100	670,737
Senior Housing Properties Trust	25,505	569,272
SL Green Realty Corp	14,043	1,126,810
Taubman Centers, Inc.	9,231	712,264
UDR, Inc	39,237	1,013,884
Weingarten Realty Investors	19,002	500,513
		17,142,804

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	6,926	487,383

Road & Rail - 1.6%
Con-way, Inc.	8,860	319,935
JB Hunt Transport Services, Inc.	14,136	842,505
Kansas City Southern	17,245	1,199,562
Landstar System, Inc.	7,361	380,711
Werner Enterprises, Inc.	7,081	169,165
		2,911,878

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.0%
Atmel Corp.*	69,580	$466,186
Cree, Inc.*	18,130	465,397
Cypress Semiconductor Corp.*	23,884	315,746
Fairchild Semiconductor International, Inc.*	20,141	283,988
Integrated Device Technology, Inc.*	22,639	127,231
International Rectifier Corp.*	11,004	219,970
Intersil Corp.	20,148	214,576
MEMC Electronic Materials, Inc.*	36,729	79,702
RF Micro Devices, Inc.*	44,389	188,653
Semtech Corp.*	10,359	251,931
Silicon Laboratories, Inc.*	6,672	252,869
Skyworks Solutions, Inc.*	29,735	813,847
		3,680,096

Software - 4.4%
ACI Worldwide, Inc.*	6,255	276,534
Advent Software, Inc.*	5,091	138,017
ANSYS, Inc.*	14,605	921,722
Cadence Design Systems, Inc.*	43,401	476,977
Compuware Corp.*	34,150	317,254
Concur Technologies, Inc.*	7,414	504,893
FactSet Research Systems, Inc.	7,043	654,576
Fair Isaac Corp	5,375	227,255
Informatica Corp.*	17,088	723,848
Mentor Graphics Corp.*	14,872	223,080
MICROS Systems, Inc.*	12,597	644,966
Parametric Technology Corp.*	18,865	395,410
Quest Software, Inc.*	9,004	250,761
Rovi Corp.*	17,386	341,113
Solera Holdings, Inc.	10,895	455,302
Synopsys, Inc.*	23,204	682,894
TIBCO Software, Inc.*	25,863	773,821
		8,008,423

Specialty Retail - 4.8%
Aaron’s, Inc	12,032	340,626
Advance Auto Parts, Inc	11,526	786,304
Aeropostale, Inc.*	12,869	229,454
American Eagle Outfitters, Inc	30,865	608,966
ANN, Inc.*	7,696	196,171
Ascena Retail Group, Inc.*	21,434	399,101
Barnes & Noble, Inc.*	6,663	109,673
Chico’s FAS, Inc.	26,291	390,158
Collective Brands, Inc.*	9,657	206,853
Dick’s Sporting Goods, Inc	14,817	711,216
Foot Locker, Inc.	23,766	726,764
Guess?, Inc.	10,157	308,468
Office Depot, Inc.*	44,774	96,712
PetSmart, Inc.	16,995	1,158,719
RadioShack Corp.	15,911	61,098
Rent-A-Center, Inc.	9,367	316,043
Signet Jewelers Ltd	13,343	587,225
Tractor Supply Co.	11,312	939,575
Williams-Sonoma, Inc.	15,614	546,022
		8,719,148

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.*	8,125	$ 427,375
Deckers Outdoor Corp.*	6,034	265,556
Hanesbrands, Inc.*	15,296	424,158
PVH Corp.	11,028	857,868
Under Armour, Inc.*	5,853	552,991
Warnaco Group, Inc.*	6,451	274,684
		2,802,632

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	13,341	130,742
New York Community Bancorp, Inc.	68,851	862,703
Washington Federal, Inc.	16,757	283,026
		1,276,471

Tobacco - 0.1%
Universal Corp	3,702	171,514

Trading Companies & Distributors - 0.8%
GATX Corp	7,422	285,747
MSC Industrial Direct Co., Inc.	7,301	478,581
United Rentals, Inc.*	13,229	450,315
Watsco, Inc	4,634	341,989
		1,556,632

Water Utilities - 0.3%
Aqua America, Inc.	21,809	544,353

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	15,390	327,654

Total Equity Securities (Cost $155,499,917)		175,609,019

EXCHANGE TRADED FUNDS - 1.9%
SPDR S&P MidCap 400 Trust	20,500	3,511,650

Total Exchange Traded Funds (Cost $3,427,548)		3,511,650

	PRINCIPAL
TIME DEPOSIT - 1.4%	AMOUNT
State Street Bank Time Deposit, 0.128%, 7/2/12	$ 2,618,441	2,618,441

Total Time Deposit (Cost $2,618,441)		2,618,441

U.S. TREASURY - 0.3%
United States Treasury Bills, 0.145%, 9/20/12^	500,000	499,837

Total U.S. Treasury (Cost $499,837)		499,837

TOTAL INVESTMENTS (Cost $162,045,743) - 99.3%		182,238,947
Other assets and liabilities, net - 0.7%		1,210,115
Net assets - 100%		$183,449,062

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NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized:
Class I: 2,535,187 shares outstanding	$ 165,882,580
Class F: 31,881 shares outstanding	2,060,551
Undistributed net investment income	1,186,750
Accumulated net realized gain (loss) on investments	(5,984,059)
Net unrealized appreciation (depreciation) on investments	20,303,240

NET ASSETS	$ 183,449,062

NET ASSET VALUE PER SHARE
Class I (based on net assets of $181,151,341)	$ 71.45
Class F (based on net assets of $2,297,721)	$ 72.07

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	44	9/12	$4,133,800	$110,036

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by $500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012

NET INVESTMENT INCOME
Investment Income:
Dividend income	$ 1,355,391
Interest income	1,892
Total investment income	1,357,283

Expenses:
Investment advisory fee	283,420
Transfer agency fees and expenses	5,766
Administrative fees	94,473
Distribution Plan expenses:
Class F	2,016
Directors’ fees and expenses	19,693
Custodian fees	23,883
Reports to shareholders	34,973
Professional fees	30,658
Accounting fees	15,406
Contract services	23,361
Miscellaneous	2,958
Total expenses	536,607
Reimbursement from Advisor:
Class I	(13,235)
Class F	(1,304)
Fees paid indirectly	(47)
Net expenses	522,021

NET INVESTMENT INCOME	835,262

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	5,224,734
Futures	313,080
5,537,814

Change in unrealized appreciation (depreciation) on:
Investments	7,451,859
Futures	85,000
7,536,859

NET REALIZED AND UNREALIZED GAIN
(LOSS)	13,074,673

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ 13,909,935

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2012	2011
Operations:
Net investment income	$ 835,262	$1,587,728
Net realized gain (loss)	5,537,814	14,649,904
Change in unrealized appreciation (depreciation)	7,536,859	(22,304,554)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,909,935	(6,066,922)

Distributions to shareholders from:
Net investment income:
Class I shares	—	(1,286,039)
Class F shares	—	(6,770)
Total distributions	—	(1,292,809)

Capital share transactions:
Shares sold:
Class I shares	6,439,960	18,174,325
Class F shares	702,816	975,817
Shares issued from merger (See Note F):
Class I shares	—	19,913,400
Reinvestment of distributions:
Class I shares	—	1,286,039
Class F shares	—	6,769
Shares redeemed:
Class I shares	(17,636,353)	(31,330,918)
Class F shares	(227,738)	(406,810)
Total capital share transactions	(10,721,315)	8,618,622

total InCrease (deCrease) In net assets	3,188,620	1,258,891

net assets
Beginning of period	180,260,442	179,001,551
End of period (including undistributed net investment
income of $1,186,750 and $351,488, respectively)	$ 183,449,062	$180,260,442

CapItal share aCtIvIty
Shares sold:
Class I shares	89,306	520,548
Class F shares	9,656	13,899
Reinvestment of distributions:
Class I shares	—	19,284
Class F shares	—	100
Shares issued from merger (See Note F):
Class I shares	—	259,610
Shares redeemed:
Class I shares	(244,065)	(450,060)
Class F shares	(3,102)	(5,817)
Total capital share activity	(148,205)	357,564

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP S&P MidCap 400 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F and Class I shares. Class F shares are subject to Distribution Plan Expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor’s portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspec-

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tive, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, securities valued at $10, or 0% of net assets, were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012:

	VALUATION INPUTS
Investments in Securities	Level 1	Level 2	Level 3		Total
Equity securities**	$175,609,009	—	$10		$175,609,019
Exchange traded funds	3,511,650	—	—		3,511,650
U.S. government obligations	—	$499,837	—		499,837
Other debt obligations	—	2,618,441	—		2,618,441
TOTAL	$179,120,659	$3,118,278	$10	*	$182,238,947

Other financial instruments***	$110,036	—	—		$110,036

* Level 3 securities represent 0.0% of net assets.
** For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.
***Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a

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stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.

During the six month period, the Portfolio invested in E-Mini S&P 400 Index Futures. The volume of activity has varied throughout the period with a weighted average of 25 contracts and $1,795,351 weighted average notional value.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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New Accounting Pronouncements: In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of this pronouncement will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio’s average daily net assets. Under the terms of the agreement, $43,922 was payable at period end. In addition, $55,425 was payable at period end for operating expenses paid by the Advisor during June 2012.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2013. The contractual expense caps are .81% for Class F and .57% for Class I, respectively. (Prior to May 1, 2012, the expense caps were .79% and .55%, respectively.) For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the average daily net assets of the Portfolio. Under the terms of the agreement, $14,641 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay CID for expenses and services associated with the distribution of shares. The expenses paid may not exceed 0.20% annually of average daily net assets of Class F. Under the terms of the agreement, $349 was payable at period end.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $55 for the six months ended June 30, 2012. Under the terms of the agreement, $19 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

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NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $11,204,247 and $23,510,570, respectively.

Capital Loss Carryforward

Expiration Date
31-Dec-15	($7,650,555)
31-Dec-16	(5,197,845)

Capital losses may be utilized to offset future capital gains until expiration; however the Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas MidCap Growth and CVP MidCap Value Portfolios may be limited under certain tax provisions. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2012, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$$34,383,059
Unrealized (depreciation)	(14,465,192)
Net unrealized appreciation/(depreciation)	$$19,917,867

Federal income tax cost of investments	$$162,321,080

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NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2012.

For the six months ended June 30, 2012, borrowing information by the Portfolio under the agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$387	1.42%	$70,515	January 2012

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

NOTE F — REORGANIZATION

On December 9, 2010, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert VP Mid Cap Value Portfolio (“Mid Cap Value”) for shares of the acquiring portfolio, Calvert VP S&P MidCap 400 Index Portfolio (“S&P MidCap 400”) and the assumption of the liabilities of Mid Cap Value. Shareholders approved the Plan at a meeting on April 15, 2011 and the reorganization took place on April 29, 2011.

The acquisition was accomplished by a tax-free exchange of the following shares:

		ACQUIRING
MERGED PORTFOLIO	SHARES	PORTFOLIO	SHARES	VALUE
MID CAP VALUE	1,085,126	S&P MIDCAP 400, CLASS I	259,610	$19,913,400

For financial reporting purposes, assets received and shares issued by S&P MidCap 400 were recorded at fair value; however, the cost basis of the investments received from Mid Cap Value were carried forward to align ongoing reporting of S&P MidCap 400’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

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The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		UNREALIZED
	NET	APPRECIATION	ACQUIRING	NET
MERGED PORTFOLIO	ASSETS	(DEPRECIATION)	PORTFOLIO	ASSETS
MID CAP VALUE	1$9,913,400	$5,195,860	S&P MIDCAP 400	$196,338,740

Assuming the acquisition had been completed on January 1, 2011, S&P MidCap 400’s results of operations for the year ended December 31, 2011 would have been as follows:

Net investment income	$1,573,736	(a)
Net realized and change in unrealized gain (loss) on investments	($5,856,432)	(b)
Net increase (decrease) in assets from operations	($4,282,696)

Because S&P MidCap 400 and Mid Cap Value sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Mid Cap Value that have been included in S&P MidCap 400’s Statement of Operations since April 29, 2011.

(a) $1,587,728 as reported, plus ($13,992) from Mid Cap Value pre-merger.
(b) ($7,654,650) as reported, plus $1,798,218 from Mid Cap Value pre-merger.

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FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31,
Class I shares	2012		2011 (z)	2010 (z)
Net asset value, beginning	$66.38		$68.39	$54.66
Income from investment operations:
Net investment income	.32		.59	.59
Net realized and unrealized gain (loss)	4.75		(2.12)	13.61
Total from investment operations	5.07		(1.53)	14.20
Distributions from:
Net investment income	—		(.48)	(.47)
Total distributions	—		(.48)	(.47)
Total increase (decrease) in net asset value	5.07		(2.01)	13.73
Net asset value, ending	$71.45		$66.38	$68.39

Total return*	7.64%		(2.24%)	25.98%
Ratios to average net assets: A
Net investment income	.89	% (a)	.85%	1.00%
Total expenses	.56	% (a)	.56%	.59%
Expenses before offsets	.55	% (a)	.55%	.55%
Net expenses	.55	% (a)	.55%	.55%
Portfolio turnover	6%		16%	17%
Net assets, ending (in thousands)	$181,151		$178,563	$177,819

			Years Ended
	December 31,		December 31,	December 31,
Class I shares	2009		2008 (z)	2007
Net asset value, beginning	$40.39		$70.69	$69.23
Income from investment operations:
Net investment income	.60		.72	.67
Net realized and unrealized gain (loss)	14.10		(24.89)	4.44
Total from investment operations	14.70		(24.17)	5.11
Distributions from:
Net investment income	(.43)		(1.26)	(.66)
Net realized gain	—		(4.87)	(2.99)
Total distributions	(.43)		(6.13)	(3.65)
Total increase (decrease) in net asset value	14.27		(30.30)	1.46
Net asset value, ending	$54.66		$40.39	$70.69

Total return*	36.38%		(36.63%)	7.38%
Ratios to average net assets: A
Net investment income	1.25%		1.27%	1.11%
Total expenses	.57%		.55%	.52%
Expenses before offsets	.55%		.55%	.52%
Net expenses	.55%		.55%	.52%
Portfolio turnover	16%		22%	23%
Net assets, ending (in thousands)	$103,825		$84,665	$172,221

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31
Class F shares	2012		2011 (z)	2010	(z)
Net asset value, beginning	$67.03		$69.00	$55.10
Income from investment operations:
Net investment income	.24		.44	.46
Net realized and unrealized gain (loss)	4.80		(2.14)	13.70
Total from investment operations	5.04		(1.70)	14.16
Distributions from:
Net investment income	—		(.27)	(.26)
Total distributions	—		(.27)	(.26)
Total increase (decrease) in net asset value	5.04		(1.97)	13.90
Net asset value, ending	$72.07		$67.03	$69.00

Total return*	7.52%		(2.47% )	25.70%
Ratios to average net assets: A
Net investment income	.67%	(a)	.63%	.77%
Total expenses	.92%	(a)	.93%	1.02%
Expenses before offsets	.79%	(a)	.79%	.79%
Net expenses	.79%	(a)	.79%	.79%
Portfolio turnover	6%		16%	17%
Net assets, ending (in thousands)	$2,298		$1,698	$1,183

			Periods Ended
	December 31,		December 31,	December 31,
Class F shares	2009		2008 (z)	2007	^
Net asset value, beginning	$40.65		$70.66	$73.77
Income from investment operations:
Net investment income	.43		.66	.16
Net realized and unrealized gain (loss)	14.25		(24.90)	(3.27)
Total from investment operations	14.68		(24.24)	(3.11)
Distributions from:
Net investment income	(.23)		(.90)	—
Net realized gain	—		(4.87)	—
Total distributions	(.23)		(5.77)	—
Total increase (decrease) in net asset value	14.45		(30.01)	(3.11)
Net asset value, ending	$55.10		$40.65	$70.66

Total return*	36.12%		(36.76% )	(4.21%	)
Ratios to average net assets: A
Net investment income	.98%		1.26%	.89%	(a)
Total expenses	1.90%		.79%	.71%	(a)
Expenses before offsets	.79%		78%	.71%	(a)
Net expenses	.79%		.78%	.71%	(a)
Portfolio turnover	16%		22%	23%
Net assets, ending (in thousands)	$523		$104	$1

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

^ From October 1, 2007 inception.

(z) Per share figures calculated using the Average Share Method.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP
NASDAQ 100 Index
Portfolio

Semi-Annual Report

June 30, 2012

Calvert INVESTMENTS

CALVERT VP NASDAQ 100 INDEX PORTFOLIO

Portfolio within Calvert Variable Products, Inc.

Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

Equities started the year strong as continuously improving U.S. economic data and healthy corporate earnings helped drive improvements in investor sentiment. However, negative headwinds from the eurozone, a slowdown in China, and the U.S. policy stalemate—which will likely worsen later in this election year—became a drag on equity markets as the year wore on. Despite the pullback, most global equity markets were still up considerably through the first half of 2012.

For the six-month reporting period, the Standard and Poor’s (S&P) 500 Index and Russell 1000 Index returned 9.49% and 9.38%, respectively, while the MSCI EAFE Index was up 3.38% and the MSCI Emerging Markets Index gained 4.12%. Small-cap stocks slightly underper-formed large-cap stocks with the Russell 2000 Index of small-caps returning 8.53%. Growth outperformed value as the Russell 1000 Growth Index returned 10.08% versus the Russell 1000 Value Index’s return of 8.68%.

Within the Russell 1000 Index, Telecommunication Services, Financials, and Information Technology were the top-performing sectors through the first half of 2012. Despite a strong bounce this year, Financials lost some ground as negative investor sentiment heightened due to the European economic and sovereign debt crisis. At the same time, fears of a significant slowdown in China caused the Energy, Materials, and Industrials sectors to lag.

The U.S. corporate sector remained strong as aggregate earnings per share for S&P 500 companies grew 7.7% in the fourth quarter of 2011 on a year-over-year basis. This was followed by 69% of S&P 500 companies beating earnings expectations in the first quarter of 2012. Notably, 67% of these companies also beat their revenue estimates, which indicated improvements in top-line numbers and overall improvement in the strength of the U.S. economy.

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.12)
Six month*	15.10%
One year	12.97%
Five year	6.38%
Ten year	9.59%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert. com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.67%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total Return is not annualized for periods of less than one year.

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Global inflation remained tame. Aggressive accommodative monetary policy by central banks around the globe helped equity markets rally hard off the lows of last fall, albeit on low volume. Also, the Federal Reserve (Fed) announced an extension of “operation twist” through the end of this year in an effort to further reduce long-term interest rates.

The manufacturing sector continued to provide significant support to the U.S. economic recovery. A weak dollar, thanks to the especially accommodative monetary policy in the United States, continued to help U.S. exports and support the rebuilding of the domestic manufacturing and industrial base. However, some economic indicators have begun to be impacted by the economic recession in Europe and a slowdown in the emerging markets.

% of Total
ECONOMIC SECTORS	Investments

Consumer Discretionary	15.5%
Consumer Staples	2.4%
Exchange Traded Funds	1.1%
Government	0.3%
Health Care	10.3%
Industrials	1.7%
Information Technology	63.7%
Materials	0.5%
Telecommunication Services	0.8%
Time Deposit	3.7%
Total	100%

While the U.S. labor market is still weak, it showed very encouraging signs, although improvements seemed to slow down in the second quarter. The public sector accounted for a large portion of the job losses. However, we believe hiring will likely resume once pending policy measures clear political hurdles and companies have better visibility for the next several quarters.

2012 started with a surge in oil prices due to geopolitical tensions in the Middle East, but commodity prices--especially food and energy--softened, providing another source of support for the U.S. consumer. The continued recovery of the U.S. consumer will be important for a self-sustained U.S. economic recovery.

On the housing front, most data continued to point to an improving environment in residential housing, supported by historically low mortgage rates and low home prices. Despite high inventories of foreclosures still to be worked through, we believe the repair and the bottoming-out process in the housing market has started and should continue as the U.S. economy and U.S. consumers recover.

The European Central Bank’s LTRO (long term refinancing operation) seemed to help eurozone sovereign bond markets by driving down short-term yields and reducing investors’ perception of the probability of a tail risk event, such as a global financial crisis. Yet despite the positive impact of the LTRO, the fiscal drag began having a pervasive negative impact on economic growth throughout Europe, with core economies also coming under stress.

Markets focused on increased political turmoil in several eurozone countries. Greek elections in mid-June were framed as a referendum on Greece’s status in the eurozone. There was a global sigh of relief after the New Democracy party emerged victorious amid hope that Greece would adhere to the international bailout agreement.

With Spain’s financial system badly in need of a capital injection, eurozone officials agreed to a 100 billion euro bailout for the country. But concern mounted that bailouts of eurozone countries that subordinate private investors in government bonds to official creditors were scaring away investors from the sovereign bond market, which could further accelerate and exacerbate the sovereign debt crisis and the likelihood of contagion.

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After much nervous anticipation, market participants responded to the glimmer of hope arising from the European leaders’ two-day summit at the end of the June with what looked like a short-term relief rally. There were some important breakthroughs at the meeting, with Germany appearing more flexible on many of the proposed solutions.

The Chinese economy continued to show signs of slowing growth, with China’s HSBC Manufacturing PMI in contraction territory for eight consecutive months. China also cut its economic growth target from 8% to 7.5% during the first quarter, signaling its need to transition from an export-driven economy to a more sustainable, consumer-driven economic model.

A potential sharp slowdown or, more importantly, a hard landing in China, fueled by a possible bursting of a real estate bubble there, would certainly ripple strongly throughout the global economy, especially for emerging-market economies that supply China such as Brazil and Australia. As for the United States, this indirect impact may be less damaging than a domestic recession.

Outlook

Despite the resilient economic environment in the United States, the expiration of the Bush tax breaks and the payroll tax holiday, along with debt ceiling negotiations expected later this year, will probably be significant negatives for the economy. Even with positive corporate earnings and continued gradual economic recovery in the United States, these looming developments in the political landscape will most certainly weigh on U.S. gross domestic product growth and are likely to fuel market volatility in the second half of the year.

We believe that the relief rally following the June EU Leaders Summit is a welcome sign, but the positive sentiment may be short-lived as eurozone policymakers’ promises have not yet been backed up by timely actions. Furthermore, a whole range of upcoming policy decisions in the United States won’t be resolved until later this year. However, once we have more visibility into the “fiscal cliff” scenarios, barring disagreement on the extension of stimulative measures, market participants may feel better about investing in risky assets for the long term.

Natalie A. Trunow

Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2012

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/12	6/30/12	1/1/12 - 6/30/12

Actual	$1,000.00	$1,150.99	$3.29

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.80	$3.09

* Expenses are equal to the Fund’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS JUNE 30, 2012

EQUITY SECURITIES - 94.7%	SHARES	VALUE
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc	3,212	$ 187,998
Expeditors International of Washington, Inc.	4,168	161,510
		349,508

Beverages - 0.4%
Monster Beverage Corp.*	3,462	246,494

Biotechnology - 6.2%
Alexion Pharmaceuticals, Inc.*	3,776	374,957
Amgen, Inc.	15,288	1,116,635
Biogen Idec, Inc.*	4,708	679,741
Celgene Corp.*	8,659	555,561
Gilead Sciences, Inc.*	14,884	763,252
Vertex Pharmaceuticals, Inc.*	4,137	231,341
		3,721,487

Chemicals - 0.3%
Sigma-Aldrich Corp.	2,373	175,436

Commercial Services & Supplies - 0.2%
Stericycle, Inc.*	1,666	152,722

Communications Equipment - 6.5%
Cisco Systems, Inc.	105,303	1,808,053
F5 Networks, Inc.*	1,556	154,915
QUALCOMM, Inc.	33,698	1,876,305
Research In Motion Ltd.*	10,236	75,644
		3,914,917

Computers & Peripherals - 19.5%
Apple, Inc.*	18,381	10,734,504
Dell, Inc.*	34,381	430,450
NetApp, Inc.*	7,135	227,036
SanDisk Corp.*	4,763	173,754
Seagate Technology plc	8,360	206,743
		11,772,487

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	2,362	85,481

Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd.*	13,501	83,706

Food & Staples Retailing - 1.9%
Costco Wholesale Corp	8,518	809,210
Whole Foods Market, Inc.	3,607	343,819
		1,153,029

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Food Products - 0.1%
Green Mountain Coffee Roasters, Inc.*	3,043	$66,277

Health Care Equipment & Supplies - 0.9%
DENTSPLY International, Inc.	2,790	105,490
Intuitive Surgical, Inc.*	779	431,402
		536,892

Health Care Providers & Services - 1.7%
Express Scripts Holding Co.*	15,801	882,170
Henry Schein, Inc.*	1,764	138,456
		1,020,626

Health Care Technology - 0.5%
Cerner Corp.*	3,335	275,671

Hotels, Restaurants & Leisure - 1.7%
Ctrip.com International Ltd. (ADR)*	2,901	48,621
Starbucks Corp.	14,910	795,001
Wynn Resorts Ltd	1,977	205,054
		1,048,676

Household Durables - 0.3%
Garmin Ltd	4,088	156,530

Internet & Catalog Retail - 5.0%
Amazon.com, Inc.*	8,857	2,022,496
Expedia, Inc.	2,246	107,965
Liberty Media Corp. - Interactive*	10,415	185,283
Netflix, Inc.*	1,089	74,564
priceline.com, Inc.*	979	650,565
		3,040,873

Internet Software & Services - 8.7%
Akamai Technologies, Inc.*	3,493	110,903
Baidu, Inc. (ADR)*	5,390	619,742
eBay, Inc.*	25,376	1,066,046
Google, Inc.*	5,109	2,963,578
VeriSign, Inc.*	3,135	136,592
Yahoo!, Inc.*	23,851	377,561
		5,274,422

IT Services - 2.3%
Automatic Data Processing, Inc.	9,640	536,563
Cognizant Technology Solutions Corp.*	5,962	357,720
Fiserv, Inc.*	2,682	193,694
Infosys Ltd. (ADR)	1,521	68,536
Paychex, Inc	7,122	223,702
		1,380,215

Leisure Equipment & Products - 0.4%
Mattel, Inc.	6,662	216,115

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Life Sciences - Tools & Services - 0.3%
Life Technologies Corp.*	3,503	$157,600

Machinery - 0.5%
PACCAR, Inc.	7,014	274,879

Media - 5.6%
Comcast Corp	41,471	1,325,828
DIRECTV*	12,879	628,753
News Corp	31,906	711,185
Sirius XM Radio, Inc.*	73,792	136,515
Viacom, Inc., Class B	9,365	440,342
Virgin Media, Inc.	5,483	133,730
		3,376,353

Metals & Mining - 0.2%
Randgold Resources Ltd. (ADR)	1,038	93,430

Multiline Retail - 0.6%
Dollar Tree, Inc.*	4,560	245,328
Sears Holdings Corp.*	2,089	124,713
		370,041

Pharmaceuticals - 0.8%
Mylan, Inc.*	8,392	179,337
Perrigo Co	1,834	216,284
Warner Chilcott plc*	4,900	87,808
		483,429

Semiconductors & Semiconductor Equipment - 9.2%
Altera Corp.	6,334	214,343
Applied Materials, Inc	25,374	290,786
Avago Technologies Ltd	4,792	172,033
Broadcom Corp.*	9,789	330,868
Intel Corp.	98,896	2,635,578
KLA-Tencor Corp.	3,276	161,343
Lam Research Corp.*	2,356	88,915
Linear Technology Corp.	4,500	140,985
Marvell Technology Group Ltd.	11,266	127,080
Maxim Integrated Products, Inc	5,734	147,020
Microchip Technology, Inc	3,775	124,877
Micron Technology, Inc.*	19,425	122,572
NVIDIA Corp.*	12,174	168,245
Texas Instruments, Inc	22,505	645,668
Xilinx, Inc.	5,147	172,785
		5,543,098

Software - 17.2%
Activision Blizzard, Inc.	21,854	262,029
Adobe Systems, Inc.*	9,704	314,118
Autodesk, Inc.*	4,515	157,980
BMC Software, Inc.*	3,167	135,167
CA, Inc.	9,276	251,287
Check Point Software Technologies Ltd.*	4,081	202,377
Citrix Systems, Inc.*	3,647	306,129
Electronic Arts, Inc.*	6,249	77,175

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Software - Cont’d
Intuit, Inc.	5,796	$ 343,993
Microsoft Corp.	165,166	5,052,428
Nuance Communications, Inc.*	6,056	144,254
Oracle Corp.	97,798	2,904,601
Symantec Corp.*	14,169	207,009
		10,358,547

Specialty Retail - 1.6%
Bed Bath & Beyond, Inc.*	4,572	282,550
O’Reilly Automotive, Inc.*	2,480	207,750
Ross Stores, Inc	4,455	278,304
Staples, Inc	13,640	178,002
		946,606

Textiles, Apparel & Luxury Goods - 0.1%
Fossil, Inc.*	1,215	92,996

Trading Companies & Distributors - 0.4%
Fastenal Co.	5,804	233,959

Wireless Telecommunication Services - 0.8%
Vodafone Group plc (ADR)	18,025	507,945

Total Equity Securities (Cost $41,738,373)		57,110,447

EXCHANGE TRADED FUNDS - 1.1%
Powershares QQQ Trust, Series 1	10,500	673,680

Total Exchange Traded Funds (Cost $680,520)		673,680

	PRINCIPAL
TIME DEPOSIT - 3.7%	AMOUNT
State Street Bank Time Deposit, 0.128%, 7/2/12	$2,232,895	2,232,895

Total Time Deposit (Cost $2,232,895)		2,232,895

U.S. TREASURY - 0.4%
United States Treasury Bills, 0.145%, 9/20/12^	200,000	199,935

Total U.S. Treasury (Cost $199,935)		199,935

TOTAL INVESTMENTS (Cost $44,851,723) - 99.9%		60,216,957
Other assets and liabilities, net - 0.1%		85,775
NET ASSETS - 100%		$60,302,732

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,765,678 shares of common stock outstanding; $0.10 par value,
20,000,000 shares authorized	$ 41,046,178
Undistributed net investment income	154,110
Accumulated net realized gain (loss) on investments	3,696,698
Net unrealized appreciation (depreciation) on investments	15,405,746

NET ASSETS	$ 60,302,732

NET ASSET VALUE PER SHARE	$ 34.15

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	48	9/12	$2,505,360	$40,512

^ Futures collateralized by $200,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $1,873)	$ 303,367
Interest income	1,060
Total investment income	304,427

Expenses:
Investment advisory fee	105,607
Transfer agency fees and expenses	2,620
Accounting fees	4,916
Directors’ fees and expenses	6,280
Administrative fees	30,173
Custodian fees	7,133
Reports to shareholders	16,835
Professional fees	9,487
Miscellaneous	2,569
Total expenses	185,620
Fees paid indirectly	(14)
Net expenses	185,606

NET INVESTMENT INCOME	118,821

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	1,493,977
Futures	104,634
1,598,611

Change in unrealized appreciation (depreciation) on:
Investments	6,460,731
Futures	39,256
6,499,987

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,098,598

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ 8,217,419

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2012	2011
Operations:
Net investment income	$118,821	$156,010
Net realized gain (loss)	1,598,611	11,048,709
Change in unrealized appreciation (depreciation)	6,499,987	(9,219,702)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,217,419	1,985,017

Distributions to shareholders from:
Net investment income	—	(154,259)
Net realized gain	—	(2,793,152)
Total distributions	—	(2,947,411)

Capital share transactions:
Shares sold	4,191,322	6,712,731
Reinvestment of distributions	—	2,947,411
Shares redeemed	(6,089,858)	(15,149,277)
Total capital share transactions	(1,898,536)	(5,489,135)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,318,883	(6,451,529)

NET ASSETS
Beginning of period	53,983,849	60,435,378
End of period (including undistributed net investment
income of $154,110 and $35,289, respectively)	$60,302,732	$53,983,849

CAPITAL SHARE ACTIVITY
Shares sold	123,953	213,319
Reinvestment of distributions	—	99,039
Shares redeemed	(178,038)	(476,590)
Total capital share activity	(54,085)	(164,232)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP NASDAQ 100 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

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Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor’s portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price

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that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012:

	VALUATION INPUTS
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$57,110,447	—	—	$57,110,447
Exchange traded funds	673,680	—	—	673,680
U.S. government obligations	—	$199,935	—	199,935
Other debt obligations	—	2,232,895	—	2,232,895
TOTAL	$57,784,127	$2,432,830	—	$60,216,957

Other financial instruments**	$40,512	—	—	$40,512

*For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

**Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts

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were used to hedge the lack of equity market exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.

During the six month period, the Portfolio invested in E-Mini NASDAQ 100 Index Futures. The volume of activity has varied throughout the period with a weighted average of 22 contracts and $280,123 weighted average notional value.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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New Accounting Pronouncements: In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of this pronouncement will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .35% of the Portfolio’s average daily net assets. Under the terms of the agreement, $16,914 was payable at period end. In addition, $24,251 was payable at period end for operating expenses paid by the Advisor during June 2012.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2013. The contractual expense cap is .69% (.67% prior to May 1, 2012). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $4,833 was payable at period end.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $18 for the six months ended June 30, 2012. Under terms of the agreement, $6 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

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NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,646,639 and $5,618,962, respectively.

As of June 30, 2012, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$17,106,075
Unrealized (depreciation)	(2,006,706)
Net unrealized appreciation/(depreciation)	$15,099,369

Federal income tax cost of investments	$45,117,588

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2012.

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31,
	2012		2011	2010
Net asset value, beginning	$29.67		$30.46	$25.51
Income from investment operations:
Net investment income	.07		.09	.06
Net realized and unrealized gain (loss)	4.41		.83	4.94
Total from investment operations	4.48		.92	5.00
Distributions from:
Net investment income	—		(.09)	(.05)
Net realized gain	—		(1.62)	—
Total distributions	—		(1.71)	(.05)
Total increase (decrease) in net asset value	4.48		(0.79)	4.95
Net asset value, ending	$34.15		$29.67	$30.46

Total return*	15.10%		3.02%	19.61%
Ratios to average net assets: A
Net investment income	.39	% (a)	.27%	.33%
Total expenses	.62	% (a)	.67%	.68%
Expenses before offsets	.62	% (a)	.65%	.65%
Net expenses	.62	% (a)	.65%	.65%
Portfolio turnover	5%		23%	26%
Net assets, ending (in thousands)	$60,303		$53,984	$60,435

			Years Ended
	December 31,		December 31,	December 31,
	2009		2008	2007
Net asset value, beginning	$16.63		$28.64	$24.47
Income from investment operations:
Net investment income (loss)	.02		.03	(.01)
Net realized and unrealized gain (loss)	8.88		(12.01)	4.49
Total from investment operations	8.90		(11.98)	4.48
Distributions from:
Net investment income	(.02)		(.03)	***
Return of capital	—		—	(.31)
Total distributions	(.02)		(.03)	(.31)
Total increase (decrease) in net asset value	8.88		(12.01)	4.17
Net asset value, ending	$25.51		$16.63	$28.64

Total return*	53.51%		(41.81%)	18.50%
Ratios to average net assets: A
Net investment income (loss)	.09%		.06%	(.01%)
Total expenses	.74%		.80%	.71%
Expenses before offsets	.65%		.65%	.65%
Net expenses	.65%		.65%	.65%
Portfolio turnover	10%		12%	13%
Net assets, ending (in thousands)	$25,637		$17,189	$32,822

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

*** Amount is less than $0.005.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Russell 2000 Small Cap Index Portfolio

Semi-Annual Report

June 30, 2012

Calvert INVESTMENTS

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

Portfolio within Calvert Variable Products, Inc.

Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

Equities started the year strong as continuously improving U.S. economic data and healthy corporate earnings helped drive improvements in investor sentiment. However, negative head-winds from the eurozone, a slowdown in China, and the U.S. policy stalemate—which will likely worsen later in this election year—became a drag on equity markets as the year wore on. Despite the pullback, most global equity markets were still up considerably through the first half of 2012.

For the six-month reporting period, the Standard and Poor’s (S&P) 500 Index and Russell 1000 Index returned 9.49% and 9.38%, respectively, while the MSCI EAFE Index was up 3.38% and the MSCI Emerging Markets Index gained 4.12%. Small-cap stocks slightly underperformed large-cap stocks with the Russell 2000 Index of small-caps returning 8.53%. Growth outperformed value as the Russell 1000 Growth Index returned 10.08% versus the Russell 1000 Value Index’s return of 8.68%.

Within the Russell 1000 Index, Telecommunication Services, Financials, and Information Technology were the top-performing sectors through the first half of 2012. Despite a strong bounce this year, Financials lost some ground as negative investor sentiment heightened due to the European economic and sovereign debt crisis. At the same time, fears of a significant slowdown in China caused the Energy, Materials, and Industrials sectors to lag.

The U.S. corporate sector remained strong as aggregate earnings per share for S&P 500 companies grew 7.7% in the fourth quarter of 2011 on a year-over-year basis. This was followed by

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.12)

	Class I	Class F
Six month*	8.15%	8.01%
One year	-2.82%	-3.02%
Five year	-0.08%	-0.28%
Ten year	6.33%	6.12%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/ institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for Class I shares is 0.79%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total Return is not annualized for periods of less than one year.

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69% of S&P 500 companies beating earnings expectations in the first quarter of 2012. Notably, 67% of these companies also beat their revenue estimates, which indicated improvements in top-line numbers and overall improvement in the strength of the U.S. economy.

Global inflation remained tame. Aggressive accommodative monetary policy by central banks around the globe helped equity markets rally hard off the lows of last fall, albeit on low volume. Also, the Federal Reserve (Fed) announced an extension of “operation twist” through the end of this year in an effort to further reduce long-term interest rates.

The manufacturing sector continued to provide significant support to the U.S. economic recovery. A weak dollar, thanks to the especially accommodative monetary policy in the United States, continued to help U.S. exports and support the rebuilding of the domestic manufacturing and industrial base. However, some economic indicators have begun to be impacted by the economic recession in Europe and a slowdown in the emerging markets.

% of Total
ECONOMIC SECTORS	Investments

Consumer Discretionary	12.9%
Consumer Staples	3.5%
Energy	5.5%
Exchange Traded Funds	3.6%
Financials	20.1%
Government	0.4%
Health Care	12.5%
Industrials	14.4%
Information Technology	15.7%
Materials	4.3%
Telecommunication Services	0.8%
Time Deposit	2.9%
Utilities	3.4%
Total	100%

While the U.S. labor market is still weak, it showed very encouraging signs, although improvements seemed to slow down in the second quarter. The public sector accounted for a large portion of the job losses. However, we believe hiring will likely resume once pending policy measures clear political hurdles and companies have better visibility for the next several quarters.

2012 started with a surge in oil prices due to geopolitical tensions in the Middle East, but commodity prices--especially food and energy--softened, providing another source of support for the U.S. consumer. The continued recovery of the U.S. consumer will be important for a self-sustained U.S. economic recovery.

On the housing front, most data continued to point to an improving environment in residential housing, supported by historically low mortgage rates and low home prices. Despite high inventories of foreclosures still to be worked through, we believe the repair and the bottoming-out process in the housing market has started and should continue as the U.S. economy and U.S. consumers recover.

The European Central Bank’s LTRO (long term refinancing operation) seemed to help eurozone sovereign bond markets by driving down short-term yields and reducing investors’ perception of the probability of a tail risk event, such as a global financial crisis. Yet despite the positive impact of the LTRO, the fiscal drag began having a pervasive negative impact on economic growth throughout Europe, with core economies also coming under stress.

Markets focused on increased political turmoil in several eurozone countries. Greek elections in mid-June were framed as a referendum on Greece’s status in the eurozone. There was a global sigh of relief after the New Democracy party emerged victorious amid hope that Greece would adhere to the international bailout agreement.

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With Spain’s financial system badly in need of a capital injection, eurozone officials agreed to a 100 billion euro bailout for the country. But concern mounted that bailouts of eurozone countries that subordinate private investors in government bonds to official creditors were scaring away investors from the sovereign bond market, which could further accelerate and exacerbate the sovereign debt crisis and the likelihood of contagion.

After much nervous anticipation, market participants responded to the glimmer of hope arising from the European leaders’ two-day summit at the end of the June with what looked like a short-term relief rally. There were some important breakthroughs at the meeting, with Germany appearing more flexible on many of the proposed solutions.

The Chinese economy continued to show signs of slowing growth, with China’s HSBC Manufacturing PMI in contraction territory for eight consecutive months. China also cut its economic growth target from 8% to 7.5% during the first quarter, signaling its need to transition from an export-driven economy to a more sustainable, consumer-driven economic model.

A potential sharp slowdown or, more importantly, a hard landing in China, fueled by a possible bursting of a real estate bubble there, would certainly ripple strongly throughout the global economy, especially for emerging-market economies that supply China such as Brazil and Australia. As for the United States, this indirect impact may be less damaging than a domestic recession.

Outlook

Despite the resilient economic environment in the United States, the expiration of the Bush tax breaks and the payroll tax holiday, along with debt ceiling negotiations expected later this year, will probably be significant negatives for the economy. Even with positive corporate earnings and continued gradual economic recovery in the United States, these looming developments in the political landscape will most certainly weigh on U.S. gross domestic product growth and are likely to fuel market volatility in the second half of the year.

We believe that the relief rally following the June EU Leaders Summit is a welcome sign, but the positive sentiment may be short-lived as eurozone policymakers’ promises have not yet been backed up by timely actions. Furthermore, a whole range of upcoming policy decisions in the United States won’t be resolved until later this year. However, once we have more visibility into the “fiscal cliff” scenarios, barring disagreement on the extension of stimulative measures, market participants may feel better about investing in risky assets for the long term.

Natalie A. Trunow

Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2012

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/12	6/30/12	1/1/12 - 6/30/12

Class I
Actual	$1,000.00	$1,081.48	$3.68

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.33	$3.57

Class F
Actual	$1,000.00	$1,080.08	$4.85

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.20	$4.71

* Expenses are equal to the Fund’s annualized expense ratio of 0.71% and 0.94%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS JUNE 30, 2012

EQUITY SECURITIES - 92.9%	SHARES	VALUE
Aerospace & Defense - 1.5%
AAR Corp	3,414	$46,021
Aerovironment, Inc.*	1,447	38,071
American Science & Engineering, Inc	788	44,483
API Technologies Corp.*	2,912	10,716
Astronics Corp.*	970	27,393
Ceradyne, Inc	2,046	52,480
CPI Aerostructures, Inc.*	507	5,577
Cubic Corp.	1,378	66,254
Curtiss-Wright Corp	4,224	131,155
DigitalGlobe, Inc.*	3,256	49,361
Esterline Technologies Corp.*	2,760	172,086
GenCorp, Inc.*	5,118	33,318
GeoEye, Inc.*	1,360	21,053
HEICO Corp.	4,743	187,443
Hexcel Corp.*	8,966	231,233
Keyw Holding Corp.*	1,677	16,837
Kratos Defense & Security Solutions, Inc.*	3,130	18,279
LMI Aerospace, Inc.*	916	15,920
Moog, Inc.*	3,982	164,656
National Presto Industries, Inc	420	29,303
Orbital Sciences Corp.*	5,042	65,143
SIFCO Industries, Inc	226	5,193
Sypris Solutions, Inc.	953	6,642
Taser International, Inc.*	5,000	26,200
Teledyne Technologies, Inc.*	3,309	204,000
		1,668,817

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	4,743	24,664
Atlas Air Worldwide Holdings, Inc.*	2,379	103,510
Echo Global Logistics, Inc.*	1,329	25,331
Forward Air Corp.	2,539	81,933
HUB Group, Inc.*	3,340	120,908
Pacer International, Inc.*	3,629	19,669
Park-Ohio Holdings Corp.*	726	13,816
XPO Logistics, Inc.*	1,587	26,662
		416,493

Airlines - 0.7%
Alaska Air Group, Inc.*	6,402	229,832
Allegiant Travel Co.*	1,330	92,675
Hawaiian Holdings, Inc.*	4,528	29,477
JetBlue Airways Corp.*	20,251	107,330
Republic Airways Holdings, Inc.*	4,602	25,541
Skywest, Inc.	4,346	28,379
Spirit Airlines, Inc.*	3,745	72,878

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 8

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Airlines - Cont’d
US Airways Group, Inc.*	14,616	$194,831
		780,943

Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*	6,004	62,982
Amerigon, Inc.*	2,493	28,645
Cooper Tire & Rubber Co.	5,611	98,417
Dana Holding Corp	13,297	170,335
Dorman Products, Inc.*	2,205	55,323
Drew Industries, Inc.*	1,669	46,482
Exide Technologies*	6,612	22,216
Federal-Mogul Corp.*	1,665	18,315
Fuel Systems Solutions, Inc.*	1,481	24,718
Modine Manufacturing Co.*	4,047	28,046
Shiloh Industries, Inc.	483	5,554
Spartan Motors, Inc.	3,414	17,889
Standard Motor Products, Inc	1,820	25,626
Stoneridge, Inc.*	2,174	14,805
Superior Industries International, Inc.	2,023	33,117
Tenneco, Inc.*	5,465	146,571
Tower International, Inc.*	681	7,150
		806,191

Automobiles - 0.0%
Winnebago Industries, Inc.*	2,545	25,934

Beverages - 0.1%
Central European Distribution Corp.*	5,976	17,091
Coca Cola Bottling Co. Consolidated	436	28,026
Craft Brew Alliance, Inc.*	855	6,994
National Beverage Corp.*	1,154	17,241
The Boston Beer Company, Inc.*	675	81,675
		151,027

Biotechnology - 3.8%
Achillion Pharmaceuticals, Inc.*	4,790	29,698
Acorda Therapeutics, Inc.*	3,610	85,052
Aegerion Pharmaceuticals, Inc.*	1,943	28,834
Affymax, Inc.*	2,984	38,434
Agenus, Inc.*	2,052	10,752
Alkermes plc*	11,023	187,060
Allos Therapeutics, Inc.*	8,161	14,608
Alnylam Pharmaceuticals, Inc.*	3,811	44,474
AMAG Pharmaceuticals, Inc.*	1,838	28,305
Amicus Therapeutics, Inc.*	2,714	14,927
Anacor Pharmaceuticals, Inc.*	1,231	7,989
Arena Pharmaceuticals, Inc.*	17,751	177,155
Arqule, Inc.*	5,260	31,192
Array Biopharma, Inc.*	8,151	28,284
Astex Pharmaceuticals, Inc.*	8,384	17,522
AVEO Pharmaceuticals, Inc.*	3,503	42,596
BioCryst Pharmaceuticals, Inc.*	4,427	17,619

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 9

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Biotechnology - Cont’d
Biospecifics Technologies Corp.*	285	$ 5,352
Biotime, Inc.*	1,975	9,085
Celldex Therapeutics, Inc.*	4,749	24,647
Cepheid, Inc.*	5,907	264,338
ChemoCentryx, Inc.*	476	7,140
Clovis Oncology, Inc.*	1,230	26,666
Codexis, Inc.*	2,017	7,544
Coronado Biosciences, Inc.*	1,219	6,156
Cubist Pharmaceuticals, Inc.*	5,703	216,201
Curis, Inc.*	6,491	35,051
Cytori Therapeutics, Inc.*	4,706	12,706
Dendreon Corp.*	13,865	102,601
Discovery Laboratories, Inc.*	3,905	9,060
Dusa Pharmaceuticals, Inc.*	2,008	10,482
Dyax Corp.*	9,064	19,306
Dynavax Technologies Corp.*	15,554	67,193
Emergent Biosolutions, Inc.*	2,331	35,315
Enzon Pharmaceuticals, Inc.*	3,403	23,379
Exact Sciences Corp.*	5,145	55,154
Exelixis, Inc.*	12,569	69,507
Genomic Health, Inc.*	1,445	48,263
Geron Corp.*	10,723	18,443
GTx, Inc.*	1,483	5,235
Halozyme Therapeutics, Inc.*	8,079	71,580
Horizon Pharma, Inc.*	1,900	13,547
Idenix Pharmaceuticals, Inc.*	6,730	69,319
ImmunoCellular Therapeutics Ltd.*	3,584	13,440
Immunogen, Inc.*	6,960	116,789
Immunomedics, Inc.*	6,814	24,326
Infinity Pharmaceuticals, Inc.*	1,753	23,771
InterMune, Inc.*	5,888	70,362
Ironwood Pharmaceuticals, Inc.*	6,767	93,249
Isis Pharmaceuticals, Inc.*	9,020	108,240
Keryx Biopharmaceuticals, Inc.*	4,735	8,523
Lexicon Pharmaceuticals, Inc.*	17,874	40,216
Ligand Pharmaceuticals, Inc., Class B*	1,684	28,527
MannKind Corp.*	10,154	23,253
Maxygen, Inc.*	2,883	17,183
Merrimack Pharmaceuticals, Inc.*	1,369	9,966
Momenta Pharmaceuticals, Inc.*	4,217	57,014
Neurocrine Biosciences, Inc.*	5,970	47,223
NewLink Genetics Corp.*	1,141	17,092
Novavax, Inc.*	7,851	12,248
NPS Pharmaceuticals, Inc.*	7,757	66,788
OncoGenex Pharmaceutical, Inc.*	1,309	17,593
Oncothyreon, Inc.*	5,144	24,074
Opko Health, Inc.*	9,218	42,403
Orexigen Therapeutics, Inc.*	5,431	30,088
Osiris Therapeutics, Inc.*	1,745	19,143
PDL BioPharma, Inc.	12,211	80,959
Pharmacyclics, Inc.*	4,899	267,534
Progenics Pharmaceuticals, Inc.*	2,933	28,685

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 10

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Biotechnology - Cont’d
Raptor Pharmaceutical Corp.*	3,949	$22,075
Repligen Corp.*	2,777	11,941
Rigel Pharmaceuticals, Inc.*	6,434	59,836
Sangamo Biosciences, Inc.*	4,682	25,845
Sciclone Pharmaceuticals, Inc.*	5,114	35,849
Seattle Genetics, Inc.*	8,558	217,288
SIGA Technologies, Inc.*	2,826	8,111
Spectrum Pharmaceuticals, Inc.*	5,050	78,578
Sunesis Pharmaceuticals, Inc.*	2,400	6,888
Synageva BioPharma Corp.*	826	33,502
Synergy Pharmaceuticals, Inc.*	3,700	17,575
Synta Pharmaceuticals Corp.*	3,342	18,281
Targacept, Inc.*	2,414	10,380
Theravance, Inc.*	5,462	121,366
Threshold Pharmaceuticals, Inc.*	4,048	29,955
Trius Therapeutics, Inc.*	2,239	12,897
Vanda Pharmaceuticals, Inc.*	2,587	11,383
Verastem, Inc.*	541	5,518
Vical, Inc.*	7,213	25,967
XOMA Corp.*	6,130	18,390
ZIOPHARM Oncology, Inc.*	5,687	33,838
		4,131,923

Building Products - 0.8%
A.O. Smith Corp.	3,506	171,408
AAON, Inc.	1,579	29,764
Ameresco, Inc.*	1,452	17,322
American Woodmark Corp.*	938	16,040
Apogee Enterprises, Inc	2,456	39,468
Builders FirstSource, Inc.*	4,708	22,316
Gibraltar Industries, Inc.*	2,647	27,476
Griffon Corp	3,918	33,616
Insteel Industries, Inc	1,631	18,186
NCI Building Systems, Inc.*	1,877	20,328
Nortek, Inc.*	698	34,928
Patrick Industries, Inc.*	357	4,552
PGT, Inc.*	1,759	5,330
Quanex Building Products Corp	3,310	59,183
Simpson Manufacturing Co., Inc	3,602	106,295
Trex Co., Inc.*	1,354	40,742
Universal Forest Products, Inc.	1,697	66,149
USG Corp.*	6,671	127,082
		840,185

Capital Markets - 2.1%
Apollo Investment Corp	18,268	140,298
Arlington Asset Investment Corp.	625	13,569
Artio Global Investors, Inc	2,429	8,502
BGC Partners, Inc.	8,863	52,026
BlackRock Kelso Capital Corp	6,249	60,990
Calamos Asset Management, Inc	1,559	17,851
Capital Southwest Corp.	264	27,150

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 11

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Capital Markets - Cont’d
CIFC Corp.*	974	$7,178
Cohen & Steers, Inc.	1,662	57,356
Cowen Group, Inc.*	6,639	17,660
Diamond Hill Investment Group, Inc.	250	19,572
Duff & Phelps Corp.	2,807	40,701
Edelman Financial Group, Inc	2,158	18,775
Epoch Holding Corp.	1,435	32,689
Evercore Partners, Inc.	2,575	60,229
FBR & Co.*	4,878	13,512
Fidus Investment Corp.	849	12,879
Fifth Street Finance Corp.	7,421	74,062
Financial Engines, Inc.*	4,171	89,468
FXCM, Inc.	1,468	17,264
GAMCO Investors, Inc.	612	27,167
GFI Group, Inc.	5,807	20,673
Gladstone Capital Corp.	2,184	17,232
Gladstone Investment Corp.	2,292	16,938
Golub Capital BDC, Inc	1,288	19,436
Greenhill & Co., Inc	2,617	93,296
GSV Capital Corp.*	1,740	16,182
Harris & Harris Group, Inc.*	3,204	12,175
Hercules Technology Growth Capital, Inc	4,476	50,758
HFF, Inc.*	2,937	40,942
Horizon Technology Finance Corp	563	9,284
ICG Group, Inc.*	3,171	29,332
Intl. FCStone, Inc.*	1,181	22,852
Investment Technology Group, Inc.*	3,390	31,188
JMP Group, Inc	1,155	7,138
KBW, Inc.	3,103	51,044
KCAP Financial, Inc.	1,571	11,405
Knight Capital Group, Inc.*	8,843	105,585
Ladenburg Thalmann Financial Services, Inc.*	8,462	13,031
Main Street Capital Corp	2,159	52,248
Manning & Napier, Inc	1,043	14,842
MCG Capital Corp	6,694	30,792
Medallion Financial Corp.	1,611	17,109
Medley Capital Corp.	1,208	14,544
MVC Capital, Inc	2,126	27,532
New Mountain Finance Corp.	598	8,486
NGP Capital Resources Co	2,245	15,895
Oppenheimer Holdings, Inc.	932	14,651
PennantPark Investment Corp.	5,075	52,526
Piper Jaffray Co.’s*	1,472	34,489
Prospect Capital Corp	10,986	125,131
Pzena Investment Management, Inc.	491	2,175
Safeguard Scientifics, Inc.*	1,902	29,443
Solar Capital Ltd	3,296	73,369
Solar Senior Capital Ltd	800	13,520
Stifel Financial Corp.*	4,835	149,401
SWS Group, Inc.*	2,652	14,135

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 12

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Capital Markets - Cont’d
TCP Capital Corp.	518	$ 7,490
THL Credit, Inc.	836	11,261
TICC Capital Corp.	3,399	32,970
Triangle Capital Corp.	2,291	52,189
Virtus Investment Partners, Inc.*	559	45,279
Walter Investment Management Corp	2,579	60,452
Westwood Holdings Group, Inc.	603	22,468
WisdomTree Investments, Inc.*	5,274	34,650
		2,334,436

Chemicals - 1.9%
ADA-ES, Inc.*	811	20,575
American Vanguard Corp.	2,506	66,635
Arabian American Development Co.*	1,798	17,423
Balchem Corp.	2,635	85,927
Calgon Carbon Corp.*	4,914	69,877
Chase Corp.	526	6,943
Chemtura Corp.*	8,884	128,818
Ferro Corp.*	7,534	36,163
Flotek Industries, Inc.*	4,103	38,322
FutureFuel Corp.	1,534	16,122
Georgia Gulf Corp	2,950	75,726
GSE Holding, Inc.*	707	7,473
H.B. Fuller Co	4,492	137,904
Hawkins, Inc	759	28,979
Innophos Holdings, Inc.	1,962	110,775
Innospec, Inc.*	1,948	57,680
KMG Chemicals, Inc	568	10,951
Koppers Holdings, Inc.	1,798	61,132
Kraton Performance Polymers, Inc.*	2,903	63,605
Landec Corp.*	2,742	23,472
LSB Industries, Inc.*	1,588	49,085
Minerals Technologies, Inc.	1,598	101,920
Olin Corp.	7,212	150,659
OM Group, Inc.*	2,917	55,423
Omnova Solutions, Inc.*	3,910	29,481
PolyOne Corp	8,067	110,357
Quaker Chemical Corp	1,166	53,881
Schulman A, Inc.	2,755	54,687
Sensient Technologies Corp	4,390	161,245
Spartech Corp.*	3,208	16,585
Stepan Co.	756	71,200
TPC Group, Inc.*	1,090	40,276
Tredegar Corp.	2,145	31,231
Zep, Inc.	1,900	26,087
Zoltek Co.’s, Inc.*	2,577	23,270
		2,039,889

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Commercial Banks - 6.1%
1st Source Corp.	1,417	$ 32,024
1st United Bancorp, Inc.*	2,033	12,625
Access National Corp	665	8,712
Alliance Financial Corp	484	16,621
American National Bankshares, Inc.	705	16,610
Ameris Bancorp*	2,453	30,908
Ames National Corp.	756	17,380
Arrow Financial Corp.	929	22,454
Bancfirst Corp	651	27,283
Banco Latinoamericano de Exportaciones SA	2,403	51,496
Bancorp, Inc.*	2,605	24,617
BancorpSouth, Inc.	8,503	123,464
Bank of Kentucky Financial Corp	473	12,601
Bank of Marin Bancorp	545	20,170
Bank of the Ozarks, Inc.	2,630	79,110
Banner Corp.	1,639	35,910
Bar Harbor Bankshares	350	12,600
BBCN Bancorp, Inc.*	6,810	74,161
Berkshire Bancorp, Inc.*	385	3,388
Boston Private Financial Holdings, Inc	6,538	58,384
Bridge Bancorp, Inc.	653	15,404
Bridge Capital Holdings*	752	12,145
Bryn Mawr Bank Corp.	1,004	21,154
BSB Bancorp, Inc.*	738	9,411
C&F Financial Corp	289	11,606
Camden National Corp.	710	26,000
Capital Bank Corp.*	507	1,156
Capital City Bank Group, Inc	1,232	9,080
Cardinal Financial Corp	2,513	30,860
Cascade Bancorp*	500	2,965
Cathay General Bancorp	7,087	117,006
Center Bancorp, Inc	993	11,171
Centerstate Banks of Florida, Inc.	2,552	18,247
Central Pacific Financial Corp.*	1,947	27,492
Century Bancorp, Inc.	277	8,235
Chemical Financial Corp.	2,475	53,214
Citizens & Northern Corp	1,125	21,431
Citizens Republic Bancorp, Inc.*	3,605	61,754
City Holding Co	1,381	46,526
CNB Financial Corp	1,282	20,909
CoBiz Financial, Inc.	2,995	18,749
Columbia Banking System, Inc	3,437	64,684
Community Bank System, Inc.	3,552	96,330
Community Trust Bancorp, Inc.	1,197	40,088
Crescent Financial Bancshares, Inc.*	245	1,107
CVB Financial Corp.	7,857	91,534
Eagle Bancorp, Inc.*	1,706	26,871
Encore Bancshares, Inc.*	745	15,369
Enterprise Bancorp, Inc.	478	7,834
Enterprise Financial Services Corp.	1,378	15,103
Farmers National Banc Corp.	1,693	10,547

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 14

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Commercial Banks - Cont’d
Fidelity Southern Corp.	846	$ 7,309
Financial Institutions, Inc.	1,134	19,142
First BanCorp*	6,329	25,063
First Bancorp (North Carolina)	1,553	13,806
First Bancorp, Inc. (Maine)	691	11,747
First Busey Corp.	6,352	30,680
First California Financial Group, Inc.*	2,021	13,904
First Commonwealth Financial Corp	9,166	61,687
First Community Bancshares, Inc.	1,464	21,126
First Connecticut Bancorp Inc	1,473	19,887
First Financial Bancorp	5,061	80,875
First Financial Bankshares, Inc	2,725	94,176
First Financial Corp.	966	28,014
First Interstate Bancsystem, Inc	1,462	20,819
First Merchants Corp	2,368	29,505
First Midwest Bancorp, Inc	6,478	71,128
First of Long Island Corp	601	17,411
FirstMerit Corp	9,873	163,102
FNB Corp	12,565	136,582
FNB United Corp.*	901	11,704
German American Bancorp, Inc.	1,152	23,616
Glacier Bancorp, Inc.	6,291	97,448
Great Southern Bancorp, Inc.	940	25,925
Green Bankshares, Inc.*	1,103	1,831
Guaranty Bancorp*	6,857	14,468
Hampton Roads 2nd Entitlement, Rights (b)*	807	650
Hampton Roads Entitlement, Rights (b)*	807	585
Hancock Holding Co.	6,869	209,092
Hanmi Financial Corp.*	2,835	29,711
Heartland Financial USA, Inc	1,357	32,568
Heritage Commerce Corp.*	1,714	11,141
Heritage Financial Corp	1,400	20,510
Heritage Oaks Bancorp*	1,809	10,076
Home Bancshares, Inc.	1,923	58,805
Horizon Bancorp	337	8,863
Hudson Valley Holding Corp	1,336	24,182
IBERIABANK Corp.	2,658	134,096
Independent Bank Corp.	1,853	54,126
International Bancshares Corp.	4,652	90,807
Investors Bancorp, Inc.*	4,201	63,393
Lakeland Bancorp, Inc.	2,350	24,722
Lakeland Financial Corp.	1,410	37,830
MainSource Financial Group, Inc	2,090	24,725
MB Financial, Inc.	4,923	106,041
Mercantile Bank Corp.*	775	14,299
Merchants Bancshares, Inc.	377	10,386
Metro Bancorp, Inc.*	1,253	15,074
MetroCorp Bancshares, Inc.*	1,423	15,183
Middleburg Financial Corp	483	8,211
Midsouth Bancorp, Inc.	777	10,940
MidWestOne Financial Group, Inc.	611	13,138
National Bankshares, Inc.	719	21,656

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Commercial Banks - Cont’d
National Penn Bancshares, Inc.:
Common Stock	11,112	$106,342
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	3,011	65,007
Northrim BanCorp, Inc	582	12,507
Old National Bancorp	8,187	98,326
OmniAmerican Bancorp, Inc.*	1,008	21,601
Oriental Financial Group, Inc	4,052	44,896
Pacific Capital Bancorp*	338	15,457
Pacific Continental Corp.	1,909	16,933
Pacific Mercantile Bancorp*	960	6,634
PacWest Bancorp	2,682	63,483
Park National Corp	1,021	71,215
Park Sterling Corp.*	2,352	11,078
Peapack Gladstone Financial Corp	799	12,392
Penns Woods Bancorp, Inc	303	12,062
Peoples Bancorp, Inc	1,091	23,980
Pinnacle Financial Partners, Inc.*	2,915	56,872
Preferred Bank*	1,057	14,122
PrivateBancorp, Inc	5,437	80,250
Prosperity Bancshares, Inc	4,272	179,552
Renasant Corp.	2,202	34,593
Republic Bancorp, Inc.	1,015	22,584
S&T Bancorp, Inc.	2,603	48,077
Sandy Spring Bancorp, Inc.	2,099	37,782
SCBT Financial Corp.	1,325	46,706
Seacoast Banking Corp of Florida*	5,956	8,994
Sierra Bancorp	987	9,771
Simmons First National Corp	1,504	34,968
Southside Bancshares, Inc.	1,523	34,237
Southwest Bancorp, Inc.*	2,012	18,933
State Bank Financial Corp.*	2,598	39,386
StellarOne Corp	2,371	29,590
Sterling BanCorp.	2,786	27,804
Sterling Financial Corp.*	2,204	41,634
Suffolk Bancorp*	896	11,621
Sun Bancorp, Inc.*	3,090	8,343
Susquehanna Bancshares, Inc.	16,914	174,214
SY Bancorp, Inc.	1,229	29,435
Taylor Capital Group, Inc.*	1,466	24,028
Texas Capital Bancshares, Inc.*	3,414	137,891
Tompkins Financial Corp.	834	31,425
TowneBank	2,117	29,638
TriCo Bancshares	1,295	19,943
Trustmark Corp	5,831	142,743
UMB Financial Corp.	2,907	148,926
Umpqua Holdings Corp.	10,053	132,297
Union First Market Bankshares Corp.	1,561	22,556
United Bankshares, Inc.	4,527	117,159
United Community Banks, Inc.*	3,656	31,332
Univest Corp. of Pennsylvania	1,722	28,465
Virginia Commerce Bancorp, Inc.*	2,414	20,350

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 16

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Commercial Banks - Cont’d
Washington Banking Co	1,588	$ 22,073
Washington Trust Bancorp, Inc	1,232	30,036
Webster Financial Corp.	6,495	140,682
WesBanco, Inc.	2,018	42,903
West Bancorporation, Inc.	1,387	13,190
West Coast Bancorp*	1,739	34,171
Westamerica Bancorporation	2,509	118,400
Western Alliance Bancorp*	6,105	57,143
Wilshire Bancorp, Inc.*	5,565	30,496
Wintrust Financial Corp.	3,270	116,085
		6,749,583

Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	4,838	94,631
ACCO Brands Corp.*	10,173	105,189
Acorn Energy, Inc.	1,611	13,404
American Reprographics Co.*	3,218	16,187
Asset Acceptance Capital Corp.*	1,427	9,704
Asta Funding, Inc.	997	9,342
AT Cross Co.*	787	7,768
Casella Waste Systems, Inc.*	2,315	13,543
Ceco Environmental Corp.	646	5,103
Cenveo, Inc.*	4,813	9,289
Compx International, Inc.	107	1,348
Consolidated Graphics, Inc.*	814	23,647
Courier Corp.	1,060	14,045
Deluxe Corp.	4,591	114,500
Encore Capital Group, Inc.*	1,972	58,411
EnergySolutions, Inc.*	7,742	13,084
EnerNOC, Inc.*	2,044	14,799
Ennis, Inc	2,271	34,928
G&K Services, Inc.	1,608	50,154
GEO Group, Inc.:
Common Stock*	5,342	121,370
Escrow (b)*	100,000	11
Healthcare Services Group, Inc.	6,046	117,171
Heritage-Crystal Clean, Inc.*	692	11,314
Herman Miller, Inc	5,252	97,267
HNI Corp	4,100	105,575
Innerworkings, Inc.*	2,859	38,682
Interface, Inc	5,274	71,885
Intersections, Inc	755	11,967
Kimball International, Inc., Class B	3,252	25,040
Knoll, Inc	4,116	55,237
Mcgrath RentCorp	2,093	55,464
Metalico, Inc.*	3,896	8,571
Mine Safety Appliances Co.	2,485	99,996
Mobile Mini, Inc.*	3,442	49,565
Multi-Color Corp.	1,079	23,997
NL Industries, Inc	532	6,634

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Commercial Services & Supplies - Cont’d
Portfolio Recovery Associates, Inc.*	1,540	$140,540
Quad/Graphics, Inc.	2,074	29,824
Schawk, Inc	1,200	15,240
Standard Parking Corp.*	1,439	30,967
Steelcase, Inc.	6,700	60,501
Swisher Hygiene, Inc.*	10,142	25,659
SYKES Enterprises, Inc.*	3,603	57,504
Team, Inc.*	1,759	54,846
Tetra Tech, Inc.*	5,711	148,943
The Brink’s Co.	4,255	98,631
TMS International Corp.*	1,058	10,548
TRC Cos, Inc.*	1,457	8,859
Unifirst Corp.	1,234	78,667
United Stationers, Inc.	3,611	97,316
US Ecology, Inc.	1,699	30,140
Viad Corp.	1,798	35,960
		2,432,967

Communications Equipment - 2.1%
Adtran, Inc	5,737	173,200
Ambient Corp.*	244	1,335
Anaren, Inc.*	1,364	26,734
Arris Group, Inc.*	10,171	141,479
Aruba Networks, Inc.*	10,068	151,523
Aviat Networks, Inc.*	5,538	15,506
Aware, Inc	1,033	6,663
Bel Fuse, Inc., Class B	968	17,046
Black Box Corp	1,535	44,056
CalAmp Corp.*	2,585	18,948
Calix, Inc.*	3,092	25,416
Ciena Corp.*	8,928	146,151
Comtech Telecommunications Corp.	1,726	49,329
Comverse Technology, Inc.*	19,723	114,788
Digi International, Inc.*	2,313	23,685
Emulex Corp.*	7,599	54,713
Extreme Networks*	9,344	32,143
Finisar Corp.*	8,219	122,956
Globecomm Systems, Inc.*	1,885	19,114
Harmonic, Inc.*	9,805	41,769
Infinera Corp.*	9,879	67,572
InterDigital, Inc.	3,847	113,525
Ixia*	3,797	45,640
KVH Industries, Inc.*	1,491	18,638
Loral Space & Communications, Inc.	946	63,713
Netgear, Inc.*	3,420	118,024
Numerex Corp.*	785	7,301
Oclaro, Inc.*	4,321	13,136
Oplink Communications, Inc.*	1,692	22,893
Parkervision, Inc.*	6,832	16,260
PC-Tel, Inc.	1,663	10,760
Plantronics, Inc.	3,828	127,855
Procera Networks, Inc.*	1,625	39,504

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 18

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Communications Equipment - Cont’d
ShoreTel, Inc.*	4,177	$18,295
Sonus Networks, Inc.*	18,211	39,154
Sycamore Networks, Inc.*	1,689	24,524
Symmetricom, Inc.*	4,071	24,385
Tellabs, Inc.	32,973	109,800
Telular Corp.	1,493	13,795
Tessco Technologies, Inc.	485	10,694
Ubiquiti Networks, Inc.*	727	10,360
Viasat, Inc.*	3,378	127,587
Westell Technologies, Inc.*	4,363	10,384
		2,280,353

Computers & Peripherals - 0.7%
3D Systems Corp.*	3,889	132,771
Avid Technology, Inc.*	2,537	18,850
Cray, Inc.*	3,293	39,779
Datalink Corp.*	1,373	13,112
Electronics for Imaging, Inc.*	3,961	64,366
Imation Corp.*	3,091	18,268
Immersion Corp.*	2,323	13,079
Intermec, Inc.*	4,881	30,262
Intevac, Inc.*	2,067	15,544
OCZ Technology Group, Inc.*	5,563	29,484
QLogic Corp.*	8,774	120,116
Quantum Corp.*	19,651	39,892
Silicon Graphics International Corp.*	2,677	17,186
STEC, Inc.*	3,561	27,776
Stratasys, Inc.*	1,917	94,987
Super Micro Computer, Inc.*	2,622	41,585
Synaptics, Inc.*	3,032	86,806
		803,863

Construction & Engineering - 0.7%
Aegion Corp.*	3,435	61,452
Argan, Inc.	887	12,400
Comfort Systems USA, Inc.	3,332	33,387
Dycom Industries, Inc.*	3,072	57,170
EMCOR Group, Inc.	6,009	167,170
Furmanite Corp.*	3,036	14,755
Granite Construction, Inc	3,480	90,863
Great Lakes Dredge & Dock Corp.	5,123	36,476
Layne Christensen Co.*	1,710	35,380
MasTec, Inc.*	5,246	78,900
Michael Baker Corp.*	821	21,420
MYR Group, Inc.*	1,740	29,684
Northwest Pipe Co.*	959	23,265
Orion Marine Group, Inc.*	2,790	19,418
Pike Electric Corp.*	1,702	13,139
Primoris Services Corp	2,693	32,316
Sterling Construction Co., Inc.*	1,494	15,269
Tutor Perini Corp.*	3,216	40,747
		783,211

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Construction Materials - 0.2%
Eagle Materials, Inc	4,077	$ 152,235
Headwaters, Inc.*	6,267	32,275
Texas Industries, Inc.	2,033	79,307
United States Lime & Minerals, Inc.*	156	7,281
		271,098

Consumer Finance - 0.6%
Cash America International, Inc.	2,645	116,486
Credit Acceptance Corp.*	708	59,776
DFC Global Corp.*	3,735	68,836
Ezcorp, Inc.*	4,319	101,324
First Cash Financial Services, Inc.*	2,636	105,888
First Marblehead Corp.*	5,748	6,725
Green Dot Corp.*	2,160	47,779
Nelnet, Inc	2,311	53,153
Netspend Holdings, Inc.*	2,443	22,451
Nicholas Financial, Inc.	799	10,243
Regional Management Corp.*	435	7,156
World Acceptance Corp.*	991	65,208
		665,025

Containers & Packaging - 0.2%
AEP Industries, Inc.*	367	15,983
Boise, Inc.	9,048	59,536
Graphic Packaging Holding Co.*	15,079	82,934
Myers Industries, Inc.	3,018	51,789
UFP Technologies, Inc.*	495	8,366
		218,608

Distributors - 0.2%
Core-Mark Holding Co., Inc.	936	45,059
Pool Corp.	4,230	171,146
VOXX International Corp.*	1,390	12,955
Weyco Group, Inc.	737	17,083
		246,243

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	1,623	51,936
Ascent Capital Group, Inc.*	1,251	64,739
Bridgepoint Education, Inc.*	1,706	37,191
Capella Education Co.*	1,226	42,616
Career Education Corp.*	4,661	31,182
Carriage Services, Inc.	1,428	11,881
Coinstar, Inc.*	2,818	193,484
Collectors Universe, Inc.	481	7,061
Corinthian Colleges, Inc.*	7,691	22,227
Education Management Corp.*	2,400	16,680
Grand Canyon Education, Inc.*	3,597	75,321
Hillenbrand, Inc.	5,152	94,694
K12, Inc.*	2,402	55,967

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 20

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Diversified Consumer Services - Cont’d
Lincoln Educational Services Corp	1,856	$ 12,064
Mac-Gray Corp	1,212	17,077
Matthews International Corp	2,425	78,788
National American University Holdings, Inc.	724	3,113
Regis Corp.	5,024	90,231
Sotheby’s	6,099	203,463
Steiner Leisure Ltd.*	1,287	59,730
Stewart Enterprises, Inc	7,120	50,837
Strayer Education, Inc	1,068	116,433
Universal Technical Institute, Inc.	1,842	24,885
		1,361,600

Diversified Financial Services - 0.3%
California First National Bancorp	145	2,275
FX Alliance, Inc.*	523	8,217
Gain Capital Holdings, Inc	987	4,925
MarketAxess Holdings, Inc.	3,286	87,539
Marlin Business Services Corp.	795	13,030
MicroFinancial, Inc	763	6,180
NewStar Financial, Inc.*	2,242	29,056
PHH Corp.*	5,100	89,148
Pico Holdings, Inc.*	1,974	44,238
Resource America, Inc	1,082	6,903
		291,511

Diversified Telecommunication Services - 0.7%
8x8, Inc.*	6,367	26,741
AboveNet, Inc.*	2,117	177,828
Atlantic Tele-Network, Inc.	816	27,524
Cbeyond, Inc.*	2,347	15,889
Cincinnati Bell, Inc.*	17,650	65,658
Cogent Communications Group, Inc.*	4,216	81,158
Consolidated Communications Holdings, Inc.	2,697	39,916
Fairpoint Communications, Inc.*	1,772	10,898
General Communication, Inc.*	3,588	29,816
Hawaiian Telcom Holdco, Inc.*	922	17,988
HickoryTech Corp	1,098	12,199
IDT Corp., Class B	1,313	12,881
inContact, Inc.*	2,522	12,635
Iridium Communications, Inc.*	4,475	40,096
Lumos Networks Corp	1,286	12,153
magicJack VocalTec Ltd.*	1,359	25,821
Neutral Tandem, Inc.*	2,529	33,332
ORBCOMM, Inc.*	2,846	9,278
Premiere Global Services, Inc.*	4,574	38,376
Primus Telecommunications Group, Inc.	1,095	17,049
SureWest Communications	1,155	24,336
Towerstream Corp.*	4,275	17,741
Vonage Holdings Corp.*	14,328	28,799
		778,112

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 21

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Electric Utilities - 1.4%
Allete, Inc	3,434	$143,541
Cleco Corp.	5,485	229,437
El Paso Electric Co.	3,605	119,542
Empire District Electric Co	3,796	80,096
IDACORP, Inc	4,511	189,823
MGE Energy, Inc.	2,022	95,641
Otter Tail Corp.	3,144	71,903
PNM Resources, Inc.	7,172	140,141
Portland General Electric Co.	6,798	181,235
UIL Holdings Corp.	4,560	163,521
Unitil Corp.	1,238	32,807
UNS Energy Corp.	3,625	139,236
		1,586,923

Electrical Equipment - 1.0%
A123 Systems, Inc.*	7,666	9,659
Acuity Brands, Inc.	3,812	194,069
American Superconductor Corp.*	3,671	17,254
AZZ, Inc	1,087	66,590
Belden, Inc	4,146	138,269
Brady Corp.	4,416	121,484
Capstone Turbine Corp.*	26,878	27,147
Coleman Cable, Inc.	735	6,387
Encore Wire Corp	1,625	43,517
EnerSys*	4,317	151,397
Enphase Energy, Inc.*	715	4,447
Franklin Electric Co., Inc	2,040	104,305
FuelCell Energy, Inc.*	13,625	13,761
Generac Holdings, Inc.*	2,227	53,582
Global Power Equipment Group, Inc.	1,548	33,808
II-VI, Inc.*	4,734	78,916
LSI Industries, Inc.	1,507	10,730
Powell Industries, Inc.*	725	27,086
Preformed Line Products Co	155	8,976
Thermon Group Holdings, Inc.*	1,325	27,441
Vicor Corp	1,707	11,847
		1,150,672

Electronic Equipment & Instruments - 2.2%
Aeroflex Holding Corp.*	1,630	9,862
Agilysys, Inc.*	1,316	11,410
Anixter International, Inc	2,540	134,747
Audience, Inc.*	545	10,508
Badger Meter, Inc.	1,311	49,228
Benchmark Electronics, Inc.*	4,990	69,611
Brightpoint, Inc.*	6,168	33,369
Checkpoint Systems, Inc.*	3,461	30,145
Cognex Corp.	3,857	122,074
Coherent, Inc.*	2,060	89,198
CTS Corp.	2,987	28,138
Daktronics, Inc.	2,960	20,454
DTS, Inc.*	1,522	39,694

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 22

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Electronic Equipment & Instruments - Cont’d
Echelon Corp.*	3,061	$10,652
Electro Rent Corp	1,712	27,786
Electro Scientific Industries, Inc	1,856	21,938
Fabrinet*	1,677	21,046
FARO Technologies, Inc.*	1,524	64,130
FEI Co.*	3,416	163,421
GSI Group, Inc.*	2,626	30,094
Insight Enterprises, Inc.*	3,744	63,012
InvenSense, Inc.*	3,277	37,030
Kemet Corp.*	3,628	21,804
Key Tronic Corp.*	942	7,762
LeCroy Corp.*	1,348	19,222
Littelfuse, Inc.	1,918	109,115
Maxwell Technologies, Inc.*	2,297	15,068
Measurement Specialties, Inc.*	1,271	41,320
Mercury Computer Systems, Inc.*	2,519	32,571
Mesa Laboratories, Inc.	233	10,832
Methode Electronics, Inc.	3,257	27,717
MTS Systems Corp	1,339	51,618
Multi-Fineline Electronix, Inc.*	789	19,441
Neonode, Inc.*	2,024	12,448
NeoPhotonics Corp.*	937	4,629
Newport Corp.*	3,209	38,572
OSI Systems, Inc.*	1,788	113,252
Park Electrochemical Corp	1,804	46,688
PC Connection, Inc.	756	8,029
Plexus Corp.*	3,092	87,194
Power-One, Inc.*	6,116	27,644
Radisys Corp.*	1,596	10,023
RealD, Inc.*	3,960	59,242
Richardson Electronics Ltd.	1,342	16,547
Rofin-Sinar Technologies, Inc.*	2,473	46,814
Rogers Corp.*	1,381	54,701
Sanmina-SCI Corp.*	6,955	56,961
Scansource, Inc.*	2,349	71,973
SYNNEX Corp.*	2,367	81,638
TTM Technologies, Inc.*	4,786	45,036
Universal Display Corp.*	3,577	128,557
Viasystems Group, Inc.*	399	6,783
Vishay Precision Group, Inc.*	1,011	14,103
Zygo Corp.*	1,307	23,343
		2,398,194

Energy Equipment & Services - 1.8%
Basic Energy Services, Inc.*	2,777	28,659
Bolt Technology Corp.	772	11,588
Bristow Group, Inc.	3,184	129,493
C&J Energy Services, Inc.*	4,013	74,240
Cal Dive International, Inc.*	8,254	23,937
Dawson Geophysical Co.*	671	15,983
Dril-Quip, Inc.*	3,619	237,370
Exterran Holdings, Inc.*	5,837	74,422

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 23

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Energy Equipment & Services - Cont’d
Forbes Energy Services Ltd.*	1,328	$6,242
Forum Energy Technologies, Inc.*	1,998	39,341
Global Geophysical Services, Inc.*	1,489	9,113
Gulf Island Fabrication, Inc.	1,328	37,463
Gulfmark Offshore, Inc.*	2,416	82,241
Heckmann Corp.*	12,046	40,715
Helix Energy Solutions Group, Inc.*	9,296	152,547
Hercules Offshore, Inc.*	14,267	50,505
Hornbeck Offshore Services, Inc.*	3,179	123,282
ION Geophysical Corp.*	11,881	78,296
Key Energy Services, Inc.*	13,597	103,337
Lufkin Industries, Inc	3,025	164,318
Matrix Service Co.*	2,442	27,717
Mitcham Industries, Inc.*	1,145	19,431
Natural Gas Services Group, Inc.*	1,256	18,614
Newpark Resources, Inc.*	7,785	45,931
OYO Geospace Corp.*	574	51,654
Parker Drilling Co.*	10,148	45,767
PHI, Inc.*	1,229	34,178
Pioneer Drilling Co.*	5,200	41,444
RigNet, Inc.*	1,109	19,285
Tesco Corp.*	2,637	31,644
Tetra Technologies, Inc.*	6,615	47,165
TGC Industries, Inc.*	1,312	12,740
Union Drilling, Inc.*	1,538	6,890
Vantage Drilling Co.*	15,538	23,307
Willbros Group, Inc.*	3,210	20,737
		1,929,596

Food & Staples Retailing - 1.1%
Andersons, Inc.	1,610	68,683
Arden Group, Inc.	92	8,023
Casey’s General Stores, Inc.	3,429	202,277
Harris Teeter Supermarkets, Inc.	3,950	161,910
Ingles Markets, Inc	1,303	20,887
Nash Finch Co	1,093	23,478
Pantry, Inc.*	1,987	29,209
Pricesmart, Inc.	1,637	110,514
Rite Aid Corp.*	59,419	83,187
Roundy’s, Inc	1,612	16,458
Spartan Stores, Inc.	1,970	35,716
SUPERVALU, Inc.	19,111	98,995
Susser Holdings Corp.*	1,007	37,430
The Chefs’ Warehouse, Inc.*	853	15,397
United Natural Foods, Inc.*	4,398	241,274
Village Super Market, Inc.	640	20,851
Weis Markets, Inc.	958	42,650
		1,216,939

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 24

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Food Products - 1.5%
Alico, Inc.	267	$8,154
Annie’s, Inc.*	450	18,837
B&G Foods, Inc.	4,355	115,843
Calavo Growers, Inc	1,019	26,066
Cal-Maine Foods, Inc.	1,233	48,210
Chiquita Brands International, Inc.*	3,926	19,630
Darling International, Inc.*	10,590	174,629
Diamond Foods, Inc.	1,809	32,273
Dole Food Co., Inc.*	3,141	27,578
Farmer Bros Co.*	538	4,282
Fresh Del Monte Produce, Inc	3,431	80,526
Griffin Land & Nurseries, Inc.	267	7,473
Hain Celestial Group, Inc.*	3,318	182,623
Inventure Foods, Inc.*	1,177	7,415
J&J Snack Foods Corp	1,333	78,780
John B Sanfilippo & Son, Inc.*	716	12,781
Lancaster Colony Corp.	1,663	118,422
Lifeway Foods, Inc.	385	3,992
Limoneira Co	753	12,214
Omega Protein Corp.*	1,591	11,710
Pilgrim’s Pride Corp.*	5,197	37,159
Post Holdings, Inc.*	2,487	76,475
Sanderson Farms, Inc	2,068	94,756
Seneca Foods Corp.*	794	21,359
Smart Balance, Inc.*	5,245	49,250
Snyders-Lance, Inc.	3,882	97,943
Tootsie Roll Industries, Inc	2,012	48,006
TreeHouse Foods, Inc.*	3,237	201,633
Westway Group, Inc.*	1,094	6,553
		1,624,572

Gas Utilities - 1.0%
Chesapeake Utilities Corp	827	36,156
Delta Natural Gas Co., Inc.	612	13,299
Laclede Group, Inc.	1,951	77,669
New Jersey Resources Corp	3,741	163,145
Northwest Natural Gas Co.	2,413	114,859
Piedmont Natural Gas Co., Inc.	6,455	207,786
South Jersey Industries, Inc	2,737	139,505
Southwest Gas Corp.	4,152	181,235
WGL Holdings, Inc	4,640	184,440
		1,118,094

Health Care Equipment & Supplies - 3.1%
Abaxis, Inc.*	1,932	71,484
Abiomed, Inc.*	3,009	68,665
Accuray, Inc.*	6,420	43,913
Align Technology, Inc.*	6,469	216,453
Alphatec Holdings, Inc.*	4,714	8,674
Analogic Corp	1,128	69,936
Angiodynamics, Inc.*	2,155	25,882

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 25

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Health Care Equipment & Supplies - Cont’d
Anika Therapeutics, Inc.*	1,061	$14,419
Antares Pharma, Inc.*	8,215	29,903
ArthroCare Corp.*	2,356	68,984
AtriCure, Inc.*	1,154	11,090
Atrion Corp.	136	27,877
Cantel Medical Corp.	1,791	48,805
Cardiovascular Systems, Inc.*	1,090	10,671
Cerus Corp.*	4,899	16,265
Conceptus, Inc.*	2,715	53,811
Conmed Corp	2,547	70,475
CryoLife, Inc.*	2,974	15,554
Cyberonics, Inc.*	2,431	109,249
Cynosure, Inc.*	762	16,116
Derma Sciences, Inc.*	834	7,940
DexCom, Inc.*	5,900	76,464
Endologix, Inc.*	4,982	76,922
EnteroMedics, Inc.*	2,281	7,869
Exactech, Inc.*	863	14,472
Greatbatch, Inc.*	2,031	46,124
Haemonetics Corp.*	2,282	169,119
Hansen Medical, Inc.*	3,943	8,951
HeartWare International, Inc.*	1,273	113,042
ICU Medical, Inc.*	1,127	60,159
Insulet Corp.*	4,302	91,934
Integra LifeSciences Holdings Corp.*	1,666	61,942
Invacare Corp.	2,865	44,207
IRIS International, Inc.*	1,685	19,040
MAKO Surgical Corp.*	3,254	83,335
Masimo Corp.*	4,317	96,614
Meridian Bioscience, Inc	3,556	72,756
Merit Medical Systems, Inc.*	3,534	48,805
Natus Medical, Inc.*	2,492	28,957
Navidea Biopharmaceuticals, Inc.*	8,689	32,323
Neogen Corp.*	2,121	97,990
NuVasive, Inc.*	3,888	98,600
NxStage Medical, Inc.*	4,432	74,280
OraSure Technologies, Inc.*	4,041	45,421
Orthofix International NV*	1,686	69,547
Palomar Medical Technologies, Inc.*	1,922	16,337
PhotoMedex, Inc.*	1,180	14,337
Quidel Corp.*	2,538	39,796
Rochester Medical Corp.*	955	10,276
Rockwell Medical Technologies, Inc.*	1,878	17,484
RTI Biologics, Inc.*	5,680	21,357
Solta Medical, Inc.*	5,509	16,141
Spectranetics Corp.*	3,435	39,228
Staar Surgical Co.*	3,235	25,136
STERIS Corp	5,191	162,842
SurModics, Inc.*	1,380	23,874
Symmetry Medical, Inc.*	3,142	26,958
Tornier NV*	1,361	30,514

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 26

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Health Care Equipment & Supplies - Cont’d
Unilife Corp.*	6,679	$ 22,575
Utah Medical Products, Inc.	296	9,925
Vascular Solutions, Inc.*	1,737	21,817
Volcano Corp.*	4,799	137,491
West Pharmaceutical Services, Inc.	3,050	153,994
Wright Medical Group, Inc.*	3,396	72,505
Young Innovations, Inc	583	20,108
Zeltiq Aesthetics, Inc.*	1,524	8,534
		3,436,268

Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc.*	2,074	36,378
Accretive Health, Inc.*	5,072	55,589
Air Methods Corp.*	1,155	113,479
Almost Family, Inc.*	759	16,956
Amedisys, Inc.*	2,499	31,113
AMN Healthcare Services, Inc.*	3,253	19,290
AmSurg Corp.*	2,705	81,096
Assisted Living Concepts, Inc	1,720	24,458
Bio-Reference Laboratories, Inc.*	2,096	55,083
BioScrip, Inc.*	3,630	26,971
Capital Senior Living Corp.*	2,806	29,744
Centene Corp.*	4,634	139,761
Chemed Corp.	1,748	105,649
Chindex International, Inc.*	1,272	12,466
Corvel Corp.*	509	24,941
Cross Country Healthcare, Inc.*	2,877	12,573
Emeritus Corp.*	2,511	42,260
Ensign Group, Inc.	1,566	44,271
ExamWorks Group, Inc.*	2,633	34,835
Five Star Quality Care, Inc.*	2,929	8,992
Gentiva Health Services, Inc.*	2,612	18,101
Hanger, Inc.*	3,072	78,766
Healthsouth Corp.*	8,606	200,176
Healthways, Inc.*	2,984	23,812
HMS Holdings Corp.*	7,740	257,819
Integramed America, Inc.*	789	10,928
IPC The Hospitalist Co., Inc.*	1,420	64,354
Kindred Healthcare, Inc.*	4,477	44,009
Landauer, Inc	822	47,125
LHC Group, Inc.*	1,367	23,184
Magellan Health Services, Inc.*	2,407	109,109
Metropolitan Health Networks, Inc.*	4,239	40,567
MModal, Inc.*	3,542	45,975
Molina Healthcare, Inc.*	2,696	63,248
MWI Veterinary Supply, Inc.*	1,146	117,774
National Healthcare Corp	949	42,923
National Research Corp.	227	11,883
Owens & Minor, Inc.	5,589	171,191
PDI, Inc.*	902	7,433
PharMerica Corp.*	2,681	29,277

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 27

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Health Care Providers & Services - Cont’d
Providence Service Corp.*	1,199	$ 16,438
PSS World Medical, Inc.*	4,559	95,693
Select Medical Holdings Corp.*	3,150	31,848
Skilled Healthcare Group, Inc.*	1,394	8,754
Sun Healthcare Group, Inc.*	2,542	21,277
Sunrise Senior Living, Inc.*	5,182	37,777
Team Health Holdings, Inc.*	2,555	61,550
Triple-S Management Corp., Class B*	1,775	32,447
U.S. Physical Therapy, Inc	1,051	26,727
Universal American Corp.*	3,383	35,623
Vanguard Health Systems, Inc.*	2,514	22,349
WellCare Health Plans, Inc.*	3,880	205,640
		2,919,682

Health Care Technology - 0.6%
athenahealth, Inc.*	3,227	255,482
Computer Programs & Systems, Inc	938	53,672
ePocrates, Inc.*	1,677	13,450
Greenway Medical Technologies*	635	10,357
HealthStream, Inc.*	1,758	45,708
MedAssets, Inc.*	5,251	70,626
Medidata Solutions, Inc.*	2,001	65,373
Mediware Information Systems*	322	4,701
Merge Healthcare, Inc.*	4,792	13,705
Omnicell, Inc.*	2,844	41,636
Quality Systems, Inc.	3,561	97,963
Vocera Communications, Inc.*	605	16,208
		688,881

Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc.*	2,162	50,029
Ameristar Casinos, Inc.	2,968	52,741
Benihana, Inc	1,095	17,640
Biglari Holdings, Inc.*	100	38,639
BJ’s Restaurants, Inc.*	2,209	83,942
Bluegreen Corp.*	1,290	6,398
Bob Evans Farms, Inc.	2,624	105,485
Boyd Gaming Corp.*	4,718	33,970
Bravo Brio Restaurant Group, Inc.*	1,583	28,225
Buffalo Wild Wings, Inc.*	1,672	144,862
Caesars Entertainment Corp.*	3,317	37,814
Caribou Coffee Co., Inc.*	1,900	24,529
Carrols Restaurant Group, Inc.*	890	5,287
CEC Entertainment, Inc	1,631	59,319
Cheesecake Factory, Inc.*	4,746	151,682
Churchill Downs, Inc.	1,172	68,902
Cracker Barrel Old Country Store, Inc.	1,732	108,770
Denny’s Corp.*	9,207	40,879
DineEquity, Inc.*	1,377	61,469
Domino’s Pizza, Inc.	5,074	156,837
Einstein Noah Restaurant Group, Inc	351	6,164

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 28

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Hotels, Restaurants & Leisure - Cont’d
Fiesta Restaurant Group, Inc.*	1,456	$ 19,263
Frisch’s Restaurants, Inc	282	7,992
Gaylord Entertainment Co.*	2,797	107,852
Ignite Restaurant Group, Inc.*	597	10,812
International Speedway Corp	2,420	63,356
Interval Leisure Group, Inc	3,495	66,440
Isle of Capri Casinos, Inc.*	1,930	11,908
Jack in the Box, Inc.*	3,981	110,990
Jamba, Inc.*	5,515	10,809
Krispy Kreme Doughnuts, Inc.*	5,108	32,640
Life Time Fitness, Inc.*	3,860	179,529
Luby’s, Inc.*	1,545	10,351
Marcus Corp	1,890	26,006
Marriott Vacations Worldwide Corp.*	2,395	74,197
Monarch Casino & Resort, Inc.*	917	8,381
Morgans Hotel Group Co.*	2,245	10,551
MTR Gaming Group, Inc.*	2,035	9,666
Multimedia Games Holding Co., Inc.*	2,465	34,510
Nathan’s Famous, Inc.*	240	7,080
Orient-Express Hotels Ltd.*	8,718	72,970
Papa John’s International, Inc.*	1,584	75,351
Peet’s Coffee & Tea, Inc.*	1,193	71,628
PF Chang’s China Bistro, Inc.	1,868	96,146
Pinnacle Entertainment, Inc.*	5,296	50,947
Premier Exhibitions, Inc.*	2,314	6,248
Red Lion Hotels Corp.*	1,051	9,091
Red Robin Gourmet Burgers, Inc.*	1,322	40,334
Ruby Tuesday, Inc.*	5,637	38,388
Ruth’s Hospitality Group, Inc.*	3,111	20,533
Scientific Games Corp.*	4,782	40,886
Shuffle Master, Inc.*	4,687	64,681
Six Flags Entertainment Corp.	3,572	193,531
Sonic Corp.*	5,351	53,617
Speedway Motorsports, Inc.	1,049	17,739
Texas Roadhouse, Inc.	5,551	102,305
Town Sports International Holdings, Inc.*	2,088	27,750
Vail Resorts, Inc	3,157	158,103
WMS Industries, Inc.*	4,959	98,932
		3,325,096

Household Durables - 0.9%
American Greetings Corp.	3,160	46,199
Bassett Furniture Industries, Inc.	1,014	10,454
Beazer Homes USA, Inc.*	7,754	25,201
Blyth, Inc.	938	32,417
Cavco Industries, Inc.*	679	34,819
CSS Industries, Inc.	772	15,865
Ethan Allen Interiors, Inc	2,160	43,049
Flexsteel Industries, Inc	405	8,011
Helen of Troy Ltd.*	2,854	96,722
Hooker Furniture Corp.	972	11,460

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 29

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Household Durables - Cont’d
Hovnanian Enterprises, Inc.*	8,985	$ 26,056
iRobot Corp.*	2,473	54,777
KB Home	6,945	68,061
La-Z-Boy, Inc.*	4,509	55,416
Libbey, Inc.*	2,000	30,740
Lifetime Brands, Inc	858	10,699
M/I Homes, Inc.*	1,923	33,306
MDC Holdings, Inc.	3,443	112,483
Meritage Homes Corp.*	2,548	86,479
Sealy Corp.*	4,985	9,222
Skullcandy, Inc.*	1,457	20,617
Standard Pacific Corp.*	9,378	58,050
The Ryland Group, Inc.	3,854	98,585
Universal Electronics, Inc.*	1,267	16,686
Zagg, Inc.*	2,293	25,017
		1,030,391

Household Products - 0.2%
Central Garden and Pet Co.*	3,442	37,483
Harbinger Group, Inc.*	3,709	28,893
Oil-Dri Corp. of America	406	8,891
Orchids Paper Products Co	518	9,158
Spectrum Brands Holdings, Inc.*	2,067	67,322
WD-40 Co.	1,450	72,226
		223,973

Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc.*	2,192	4,976
Atlantic Power Corp.	10,236	131,123
Genie Energy Ltd	1,313	10,202
GenOn Energy, Inc.*	69,588	118,996
Ormat Technologies, Inc.	1,475	31,550
		296,847

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	1,632	113,571
Seaboard Corp.*	26	55,458
Standex International Corp	1,092	46,486
		215,515

Insurance - 2.3%
Alterra Capital Holdings Ltd	7,675	179,211
American Equity Investment Life Holding Co	5,120	56,371
American Safety Insurance Holdings Ltd.*	960	18,000
Amerisafe, Inc.*	1,651	42,843
Amtrust Financial Services, Inc.	2,197	65,273
Argo Group International Holdings Ltd.	2,408	70,482
Baldwin & Lyons, Inc., Class B	853	19,824
Citizens, Inc.*	3,380	32,955
CNO Financial Group, Inc	18,863	147,131
Crawford & Co., Class B	2,478	10,135

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 30

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Insurance - Cont’d
Donegal Group, Inc	916	$12,165
Eastern Insurance Holdings, Inc.	597	10,149
eHealth, Inc.*	1,833	29,530
EMC Insurance Group, Inc.	497	10,039
Employers Holdings, Inc.	2,960	53,398
Enstar Group Ltd.*	760	75,194
FBL Financial Group, Inc	913	25,573
First American Financial Corp.	9,559	162,121
Flagstone Reinsurance Holdings SA	4,824	38,640
Fortegra Financial Corp.*	652	5,216
Global Indemnity plc*	1,033	20,918
Greenlight Capital Re Ltd.*	2,477	62,965
Hallmark Financial Services, Inc.*	1,205	9,399
Hilltop Holdings, Inc.*	3,467	35,745
Homeowners Choice, Inc	646	11,370
Horace Mann Educators Corp.	3,435	60,044
Independence Holding Co	665	6,550
Infinity Property & Casualty Corp.	1,095	63,149
Investors Title Co.	111	6,319
Kansas City Life Insurance Co.	365	12,844
Maiden Holdings Ltd.	4,341	37,680
Meadowbrook Insurance Group, Inc.	4,743	41,691
Montpelier Re Holdings Ltd	4,509	95,997
National Financial Partners Corp.*	3,733	50,022
National Interstate Corp.	681	18,108
National Western Life Insurance Co	193	27,391
OneBeacon Insurance Group Ltd.	1,823	23,736
Phoenix Co.’s, Inc.*	10,764	19,913
Platinum Underwriters Holdings Ltd	3,063	116,700
Presidential Life Corp.	1,918	18,854
Primerica, Inc	4,235	113,202
RLI Corp.	1,910	130,262
Safety Insurance Group, Inc	1,103	44,826
SeaBright Holdings, Inc.	2,042	18,153
Selective Insurance Group, Inc	4,935	85,918
State Auto Financial Corp	1,338	18,799
Stewart Information Services Corp	1,793	27,523
Symetra Financial Corp.	6,970	87,961
The Navigators Group, Inc.*	925	46,296
Tower Group, Inc	3,270	68,245
United Fire Group, Inc	1,996	42,575
Universal Insurance Holdings, Inc.	1,043	3,557
		2,490,962

Internet & Catalog Retail - 0.3%
1-800-FLOWERS.COM, Inc.*	2,081	7,263
Blue Nile, Inc.*	1,104	32,800
CafePress, Inc.*	413	6,145
Geeknet, Inc.*	360	7,135
HSN, Inc.	3,398	137,109
NutriSystem, Inc	2,351	27,178

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 31

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Internet & Catalog Retail - Cont’d
Orbitz Worldwide, Inc.*	2,514	$ 9,176
Overstock.com, Inc.*	951	6,571
PetMed Express, Inc.	1,778	21,621
Shutterfly, Inc.*	3,220	98,822
US Auto Parts Network, Inc.*	1,360	5,685
Vitacost.com, Inc.*	1,988	11,729
		371,234

Internet Software & Services - 2.4%
Active Network, Inc.*	3,497	53,819
Ancestry.com, Inc.*	2,602	71,633
Angie’s List, Inc.*	3,204	50,751
Bankrate, Inc.*	4,159	76,484
Bazaarvoice, Inc.*	929	16,908
Blucora, Inc.*	3,325	40,964
Brightcove, Inc.*	437	6,664
Carbonite, Inc.*	592	5,292
comScore, Inc.*	3,182	52,376
Constant Contact, Inc.*	2,738	48,955
Cornerstone OnDemand, Inc.*	3,030	72,144
CoStar Group, Inc.*	2,394	194,393
DealerTrack Holdings, Inc.*	3,821	115,050
Demand Media, Inc.*	2,697	30,206
Demandware, Inc.*	589	13,953
Dice Holdings, Inc.*	3,980	37,372
Digital River, Inc.*	3,259	54,165
Earthlink, Inc	9,440	70,234
EasyLink Services International Corp.*	2,851	20,641
Envestnet, Inc.*	1,573	18,876
ExactTarget, Inc.*	878	19,193
Internap Network Services Corp.*	4,533	29,510
IntraLinks Holdings, Inc.*	2,626	11,502
Ipass, Inc.*	4,675	11,128
j2 Global, Inc	4,165	110,039
Keynote Systems, Inc.	1,413	20,983
KIT Digital, Inc.*	4,317	18,520
Limelight Networks, Inc.*	4,616	13,525
Liquidity Services, Inc.*	2,122	108,625
LivePerson, Inc.*	4,955	94,442
LogMeIn, Inc.*	1,987	60,643
Marchex, Inc., Class B	1,359	4,906
Market Leader, Inc.*	1,985	10,084
MeetMe, Inc.*	580	1,363
Millennial Media, Inc.*	1,028	13,559
Monster Worldwide, Inc.*	10,917	92,796
Move, Inc.*	3,426	31,211
NIC, Inc.	5,804	73,711
OpenTable, Inc.*	2,032	91,460
Perficient, Inc.*	2,876	32,297
QuinStreet, Inc.*	2,943	27,252
RealNetworks, Inc	1,733	14,973
Responsys, Inc.*	3,217	38,990

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 32

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Internet Software & Services - Cont’d
Saba Software, Inc.*	2,907	$ 26,977
SciQuest, Inc.*	1,608	28,880
Spark Networks, Inc.*	1,033	5,330
SPS Commerce, Inc.*	954	28,983
Stamps.com, Inc.*	1,275	31,454
support.com, Inc.*	4,845	15,456
Synacor, Inc.*	607	8,316
TechTarget, Inc.*	1,109	5,589
Travelzoo, Inc.*	642	14,586
United Online, Inc.	7,634	32,215
Unwired Planet, Inc.*	8,707	20,026
ValueClick, Inc.*	7,261	119,008
VistaPrint NV*	3,331	107,591
Vocus, Inc.*	1,857	34,540
Web.com Group, Inc.*	3,156	57,818
WebMD Health Corp.*	4,561	93,546
XO Group, Inc.*	2,474	21,944
Yelp, Inc.*	760	17,275
Zix Corp.*	5,001	13,003
		2,664,129

IT Services - 1.8%
Acxiom Corp.*	6,669	100,769
CACI International, Inc.*	2,398	131,938
Cardtronics, Inc.*	3,972	119,994
Cass Information Systems, Inc.	858	34,535
Ciber, Inc.*	6,559	28,269
Computer Task Group, Inc.*	1,181	17,703
Convergys Corp.	10,505	155,159
CSG Systems International, Inc.*	2,979	51,477
EPAM Systems, Inc.*	327	5,556
Euronet Worldwide, Inc.*	4,569	78,221
ExlService Holdings, Inc.*	2,103	51,818
Forrester Research, Inc	1,276	43,205
Global Cash Access Holdings, Inc.*	5,479	39,504
Hackett Group, Inc.*	1,931	10,756
Heartland Payment Systems, Inc	3,491	105,009
Higher One Holdings, Inc.*	2,895	35,377
iGate Corp.*	2,894	49,256
Innodata, Inc.*	1,998	13,666
Lionbridge Technologies, Inc.*	6,186	19,486
Mantech International Corp.	1,948	45,720
Mattersight Corp.*	915	7,302
MAXIMUS, Inc	3,049	157,786
ModusLink Global Solutions, Inc.*	4,598	13,748
MoneyGram International, Inc.*	1,932	28,207
PRGX Global, Inc.*	1,605	12,760
Sapient Corp	11,091	111,686
ServiceSource International, Inc.*	4,470	61,909

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 33

EQUITY SECURITIES - Cont’d	SHARES	VALUE
IT Services - Cont’d
Syntel, Inc	1,390	$ 84,373
TeleTech Holdings, Inc.*	2,084	33,344
TNS, Inc.*	2,282	40,939
Unisys Corp.*	3,725	72,824
Virtusa Corp.*	1,404	18,743
Wright Express Corp.*	3,499	215,958
		1,996,997

Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.*	1,125	41,130
Black Diamond, Inc.*	1,890	17,860
Brunswick Corp.	8,042	178,693
Callaway Golf Co	5,633	33,291
Jakks Pacific, Inc.	2,442	39,096
Johnson Outdoors, Inc.*	405	8,343
Leapfrog Enterprises, Inc.*	4,543	46,611
Marine Products Corp.	813	4,943
Smith & Wesson Holding Corp.*	5,544	46,071
Steinway Musical Instruments, Inc.*	547	13,402
Sturm Ruger & Co., Inc.	1,672	67,131
		496,571

Life Sciences - Tools & Services - 0.4%
Affymetrix, Inc.*	6,207	29,111
BG Medicine, Inc.*	625	4,362
BioDelivery Sciences International, Inc.*	1,915	8,579
Cambrex Corp.*	2,197	20,674
eResearchTechnology, Inc.*	4,032	32,216
Fluidigm Corp.*	1,847	27,779
Furiex Pharmaceuticals, Inc.*	816	17,095
Harvard Bioscience, Inc.*	1,892	7,133
Luminex Corp.*	3,754	91,935
Medtox Scientific, Inc.*	622	16,769
Pacific Biosciences of California, Inc.*	2,788	6,050
PAREXEL International Corp.*	5,392	152,216
Sequenom, Inc.*	10,313	41,871
		455,790

Machinery - 3.0%
Accuride Corp.*	4,261	25,566
Actuant Corp.	6,015	163,367
Alamo Group, Inc	670	21,018
Albany International Corp.	2,370	44,343
Altra Holdings, Inc.	2,349	37,067
American Railcar Industries, Inc.*	977	26,477
Ampco-Pittsburgh Corp	791	14,499
Astec Industries, Inc.*	1,736	53,260
Barnes Group, Inc	4,884	118,632
Blount International, Inc.*	4,185	61,310
Briggs & Stratton Corp	4,379	76,589
Cascade Corp	795	37,405

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 34

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Machinery - Cont’d
Chart Industries, Inc.*	2,692	$185,102
CIRCOR International, Inc	1,493	50,896
CLARCOR, Inc	4,524	217,876
Columbus McKinnon Corp.*	1,673	25,246
Commercial Vehicle Group, Inc.*	2,272	19,585
Douglas Dynamics, Inc	1,993	28,400
Dynamic Materials Corp	1,203	20,848
Energy Recovery, Inc.*	4,261	10,226
EnPro Industries, Inc.*	1,799	67,229
ESCO Technologies, Inc.	2,314	84,322
Federal Signal Corp.*	5,446	31,805
Flow International Corp.*	4,867	15,331
FreightCar America, Inc	1,042	23,935
Gerber Scientific, Inc. (b)*	2,334	—
Gorman-Rupp Co	1,275	37,995
Graham Corp	1,022	19,030
Greenbrier Co.’s, Inc.*	2,057	36,162
Hardinge, Inc	1,051	9,564
Hurco Cos, Inc.*	529	10,839
John Bean Technologies Corp.	2,463	33,423
Kadant, Inc.*	1,153	27,038
Kaydon Corp.	2,885	61,710
LB Foster Co.	945	27,036
Lindsay Corp.	1,094	71,001
Lydall, Inc.*	1,583	21,402
Meritor, Inc.*	8,688	45,351
Met-Pro Corp.	1,517	13,972
Middleby Corp.*	1,686	167,942
Miller Industries, Inc.	1,050	16,727
Mueller Industries, Inc	2,442	104,005
Mueller Water Products, Inc	13,480	46,641
NACCO Industries, Inc	503	58,474
NN, Inc.*	1,381	14,100
Omega Flex, Inc.*	248	2,954
PMFG, Inc.*	1,648	12,871
Proto Labs, Inc.*	401	11,533
RBC Bearings, Inc.*	1,997	94,458
Rexnord Corp.*	2,593	51,964
Robbins & Myers, Inc.	3,467	144,990
Sauer-Danfoss, Inc.	1,012	35,349
Sun Hydraulics Corp.	1,860	45,179
Tennant Co.	1,652	65,997
The Eastern Co	560	9,044
Titan International, Inc.	3,674	90,123
Trimas Corp.*	2,899	58,270
Twin Disc, Inc	694	12,832
Wabash National Corp.*	5,981	39,594
Watts Water Technologies, Inc	2,566	85,550
Woodward, Inc.	6,226	245,553
		3,289,007

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 35

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Marine - 0.0%
Genco Shipping & Trading Ltd.*	2,930	$ 8,937
International Shipholding Corp.	583	10,995
Rand Logistics, Inc.*	1,591	13,523
		33,455

Media - 1.1%
Arbitron, Inc.	2,329	81,515
Beasley Broadcasting Group, Inc.*	396	2,333
Belo Corp.	7,968	51,314
Carmike Cinemas, Inc.*	1,595	23,367
Central European Media Enterprises Ltd.*	3,010	15,291
Crown Media Holdings, Inc.*	3,539	6,193
Cumulus Media, Inc.*	5,053	15,210
Daily Journal Corp.*	88	7,549
Dial Global, Inc.*	488	1,620
Digital Domain Media Group, Inc.*	961	6,016
Digital Generation, Inc.*	2,184	27,016
Entercom Communications Corp.*	2,183	13,142
Entravision Communications Corp	4,508	5,455
EW Scripps Co.*	2,937	28,225
Fisher Communications, Inc.*	676	20,219
Global Sources Ltd.*	1,547	10,210
Harte-Hanks, Inc.	4,010	36,651
Journal Communications, Inc.*	4,357	22,482
Knology, Inc.*	2,669	52,499
LIN TV Corp.*	2,982	9,006
Lions Gate Entertainment Corp.*	7,637	112,569
Live Nation Entertainment, Inc.*	12,607	115,732
Martha Stewart Living Omnimedia, Inc.	2,756	9,370
McClatchy Co.*	5,532	12,170
MDC Partners, Inc.	2,060	23,360
Meredith Corp	3,261	104,156
National CineMedia, Inc.	5,048	76,578
New York Times Co.*	12,263	95,651
Nexstar Broadcasting Group, Inc.*	992	6,686
Outdoor Channel Holdings, Inc	1,282	9,371
ReachLocal, Inc.*	820	9,020
Reading International, Inc.*	1,506	8,148
Rentrak Corp.*	971	20,051
Saga Communications, Inc.*	296	10,985
Salem Communications Corp.	911	4,983
Scholastic Corp.	2,251	63,388
Sinclair Broadcast Group, Inc.	4,195	38,007
Valassis Communications, Inc.*	3,788	82,389
Value Line, Inc.	108	1,284
World Wrestling Entertainment, Inc.	2,503	19,574
		1,258,785

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 36

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Metals & Mining - 1.4%
AK Steel Holding Corp	9,955	$58,436
AM Castle & Co.*	1,549	16,450
AMCOL International Corp	2,271	64,292
Century Aluminum Co.*	4,238	31,065
Coeur d’Alene Mines Corp.*	8,093	142,113
General Moly, Inc.*	6,675	20,961
Globe Specialty Metals, Inc	5,366	72,065
Gold Reserve, Inc.*	4,712	16,445
Gold Resource Corp.	2,687	69,835
Golden Minerals Co.*	2,295	10,350
Golden Star Resources Ltd.*	22,636	26,258
Handy & Harman Ltd.*	480	6,470
Haynes International, Inc	1,062	54,098
Hecla Mining Co.	25,688	122,018
Horsehead Holding Corp.*	3,786	37,709
Kaiser Aluminum Corp	1,737	90,046
Materion Corp	1,774	40,855
McEwen Mining, Inc.*	17,755	53,443
Metals USA Holdings Corp.*	1,062	16,896
Midway Gold Corp.*	10,276	14,284
Noranda Aluminum Holding Corp.	3,000	23,880
Olympic Steel, Inc.	846	13,891
Paramount Gold and Silver Corp.*	11,758	28,219
Revett Minerals, Inc.*	2,059	6,774
RTI International Metals, Inc.*	2,632	59,562
Schnitzer Steel Industries, Inc.	2,273	63,690
Stillwater Mining Co.*	10,423	89,012
SunCoke Energy, Inc.*	5,999	87,885
Universal Stainless & Alloy Products, Inc.*	703	28,893
US Antimony Corp.*	4,840	19,554
US Silica Holdings, Inc.*	1,051	11,834
Vista Gold Corp.*	5,838	16,989
Worthington Industries, Inc.	4,540	92,934
		1,507,206

Multiline Retail - 0.2%
Bon-Ton Stores, Inc	1,090	8,513
Fred’s, Inc.	3,439	52,582
Gordmans Stores, Inc.*	571	9,422
Saks, Inc.*	9,477	100,930
Tuesday Morning Corp.*	3,766	16,156
		187,603

Multi-Utilities - 0.4%
Avista Corp.	5,283	141,056
Black Hills Corp.	3,970	127,715
CH Energy Group, Inc.	1,384	90,915
NorthWestern Corp	3,277	120,266
		479,952

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 37

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Oil, Gas & Consumable Fuels - 3.8%
Abraxas Petroleum Corp.*	7,685	$24,515
Adams Resources & Energy, Inc.	189	7,923
Alon USA Energy, Inc.	562	4,755
Amyris, Inc.*	2,650	11,739
Apco Oil and Gas International, Inc	813	14,675
Approach Resources, Inc.*	2,604	66,506
Arch Coal, Inc.	19,111	131,675
ATP Oil & Gas Corp.*	3,891	13,152
Berry Petroleum Co.	4,714	186,957
Bill Barrett Corp.*	4,332	92,791
Bonanza Creek Energy, Inc.*	876	14,568
BPZ Resources, Inc.*	8,517	21,548
Callon Petroleum Co.*	3,669	15,630
Carrizo Oil & Gas, Inc.*	3,564	83,790
Ceres, Inc.*	493	4,462
Clayton Williams Energy, Inc.*	515	24,916
Clean Energy Fuels Corp.*	5,949	92,209
Cloud Peak Energy, Inc.*	5,496	92,937
Comstock Resources, Inc.*	4,332	71,131
Contango Oil & Gas Co.*	1,149	68,021
CREDO Petroleum Corp.*	619	8,957
Crimson Exploration, Inc.*	1,794	8,234
Crosstex Energy, Inc.	3,520	49,280
CVR Energy, Inc.*	1,435	38,142
Delek US Holdings, Inc	1,530	26,913
Endeavour International Corp.*	3,091	25,964
Energy Partners Ltd.*	2,531	42,774
Energy XXI Bermuda Ltd.	7,102	222,222
Evolution Petroleum Corp.*	1,370	11,426
Forest Oil Corp.*	10,604	77,727
Frontline Ltd	4,236	19,316
FX Energy, Inc.*	4,491	26,721
GasLog Ltd.*	2,117	21,488
Gastar Exploration Ltd.*	4,045	7,807
Georesources, Inc.*	1,906	69,779
Gevo, Inc.*	1,872	9,304
Goodrich Petroleum Corp.*	2,138	29,633
Green Plains Renewable Energy, Inc.*	2,245	14,009
Gulfport Energy Corp.*	5,011	103,377
Halcon Resources Corp.*	6,345	59,897
Hallador Energy Co.	353	2,993
Harvest Natural Resources, Inc.*	3,086	26,385
Isramco, Inc.*	85	9,350
KiOR, Inc.*	2,376	21,265
Knightsbridge Tankers Ltd.	1,807	14,709
Kodiak Oil & Gas Corp.*	23,728	194,807
Magnum Hunter Resources Corp.*	12,516	52,317
Matador Resources Co.*	1,196	12,845
McMoRan Exploration Co.*	9,136	115,753
Midstates Petroleum Co., Inc.*	2,163	21,003
Miller Energy Resources, Inc.*	2,624	13,120

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 38

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Oil, Gas & Consumable Fuels - Cont’d
Nordic American Tankers Ltd.	4,526	$61,418
Northern Oil And Gas, Inc.*	5,718	91,145
Oasis Petroleum, Inc.*	7,193	173,927
Overseas Shipholding Group, Inc.	2,236	24,842
Panhandle Oil and Gas, Inc.	744	22,424
Patriot Coal Corp.*	7,502	9,152
PDC Energy, Inc.*	2,551	62,551
Penn Virginia Corp	3,974	29,169
Petroquest Energy, Inc.*	4,829	24,145
Quicksilver Resources, Inc.*	10,574	57,311
Renewable Energy Group, Inc.*	611	4,540
Rentech, Inc.*	20,009	41,219
Resolute Energy Corp.*	3,942	37,725
REX American Resources Corp.*	639	12,473
Rex Energy Corp.*	3,511	39,358
Rosetta Resources, Inc.*	4,763	174,516
Sanchez Energy Corp.*	878	18,262
Saratoga Resources, Inc.*	1,634	9,608
Scorpio Tankers, Inc.*	3,390	21,662
SemGroup Corp.*	3,763	120,153
Ship Finance International Ltd.	3,913	61,160
Solazyme, Inc.*	2,946	40,949
Stone Energy Corp.*	4,454	112,864
Swift Energy Co.*	3,858	71,797
Synergy Resources Corp.*	3,523	10,851
Targa Resources Corp.	2,610	111,447
Teekay Tankers Ltd.	5,671	25,860
Triangle Petroleum Corp.*	3,529	19,692
Uranerz Energy Corp.*	5,306	7,694
Uranium Energy Corp.*	5,621	12,872
Vaalco Energy, Inc.*	5,208	44,945
Venoco, Inc.*	2,430	24,324
Voyager Oil & Gas, Inc.*	3,860	6,794
W&T Offshore, Inc	3,057	46,772
Warren Resources, Inc.*	6,571	15,770
Western Refining, Inc.	5,160	114,913
Westmoreland Coal Co.*	813	6,545
ZaZa Energy Corp.*	2,235	10,102
		4,182,368

Paper & Forest Products - 0.7%
Buckeye Technologies, Inc	3,437	97,920
Clearwater Paper Corp.*	2,010	68,581
Deltic Timber Corp.	942	57,443
KapStone Paper and Packaging Corp.*	3,638	57,662
Louisiana-Pacific Corp.*	12,382	134,716
Neenah Paper, Inc.	1,287	34,350
PH Glatfelter Co	4,002	65,513
Resolute Forest Products*	7,294	84,465
Schweitzer-Mauduit International, Inc	1,362	92,807

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 39

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Paper & Forest Products - Cont’d
Wausau Paper Corp.	4,288	$41,722
		735,179

Personal Products - 0.3%
Elizabeth Arden, Inc.*	2,269	88,060
Female Health Co	1,851	10,865
Inter Parfums, Inc.	1,484	25,629
Medifast, Inc.*	1,179	23,203
Nature’s Sunshine Products, Inc.	1,018	15,372
Nutraceutical International Corp.*	861	13,130
Prestige Brands Holdings, Inc.*	4,259	67,335
Revlon, Inc.*	936	13,319
Schiff Nutrition International, Inc.*	1,196	21,468
Synutra International, Inc.*	1,867	10,082
USANA Health Sciences, Inc.*	626	25,741
		314,204

Pharmaceuticals - 1.9%
Acura Pharmaceuticals, Inc.*	651	2,044
Akorn, Inc.*	5,120	80,742
Ampio Pharmaceuticals, Inc.*	1,629	8,275
Auxilium Pharmaceuticals, Inc.*	4,356	117,133
AVANIR Pharmaceuticals, Inc.*	11,236	44,045
Cadence Pharmaceuticals, Inc.*	4,180	14,923
Cempra, Inc.*	383	3,585
Corcept Therapeutics, Inc.*	3,942	17,700
Cornerstone Therapeutics, Inc.*	514	3,254
Cumberland Pharmaceuticals, Inc.*	1,070	6,912
Depomed, Inc.*	4,576	26,037
Endocyte, Inc.*	2,665	21,906
Forest Laboratories, Inc. (b)*	1,024	—
Hi-Tech Pharmacal Co., Inc.*	922	29,873
Impax Laboratories, Inc.*	6,033	122,289
Jazz Pharmaceuticals plc*	3,739	168,292
Lannett Co., Inc.*	798	3,384
MAP Pharmaceuticals, Inc.*	2,242	33,585
Medicines Co.*	4,964	113,874
Medicis Pharmaceutical Corp.	5,224	178,400
Nektar Therapeutics*	9,930	80,135
Obagi Medical Products, Inc.*	1,589	24,264
Omeros Corp.*	2,022	20,220
Optimer Pharmaceuticals, Inc.*	4,237	65,758
Pacira Pharmaceuticals, Inc.*	1,661	26,643
Pain Therapeutics, Inc.*	3,031	14,215
Par Pharmaceutical Co.’s, Inc.*	3,309	119,587
Pernix Therapeutics Holdings, Inc.*	280	2,041
Pozen, Inc.*	2,758	17,210
Questcor Pharmaceuticals, Inc.*	4,840	257,682
Repros Therapeutics, Inc.*	1,335	12,122
Sagent Pharmaceuticals, Inc.*	845	15,278
Santarus, Inc.*	5,438	38,555

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 40

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Pharmaceuticals - Cont’d
Sucampo Pharmaceuticals, Inc.*	729	$ 5,125
Supernus Pharmaceuticals, Inc.*	304	2,845
Transcept Pharmaceuticals, Inc.*	497	3,081
Ventrus Biosciences, Inc.*	1,124	4,800
Viropharma, Inc.*	6,279	148,812
VIVUS, Inc.*	8,977	256,204
XenoPort, Inc.*	2,847	17,196
Zogenix, Inc.*	3,279	8,132
		2,136,158

Professional Services - 1.3%
Acacia Research Corp.*	4,475	166,649
Advisory Board Co.*	3,089	153,183
Barrett Business Services, Inc.	606	12,811
CBIZ, Inc.*	3,612	21,455
CDI Corp.	1,164	19,090
Corporate Executive Board Co	3,017	123,335
CRA International, Inc.*	1,024	15,043
Exponent, Inc.*	1,204	63,607
Franklin Covey Co.*	1,007	10,312
FTI Consulting, Inc.*	3,780	108,675
GP Strategies Corp.*	1,245	22,995
Heidrick & Struggles International, Inc	1,525	26,687
Hill International, Inc.*	2,682	8,582
Hudson Global, Inc.*	2,983	12,439
Huron Consulting Group, Inc.*	1,926	60,958
ICF International, Inc.*	1,793	42,745
Insperity, Inc	1,904	51,503
Kelly Services, Inc.	2,314	29,874
Kforce, Inc.*	2,687	36,167
Korn/Ferry International*	4,020	57,687
Mistras Group, Inc.*	1,338	35,163
Navigant Consulting, Inc.*	4,439	56,109
Odyssey Marine Exploration, Inc.*	5,528	20,675
On Assignment, Inc.*	3,867	61,717
Pendrell Corp.*	12,424	13,915
Resources Connection, Inc	4,053	49,852
RPX Corp.*	1,905	27,337
The Dolan Co.*	2,652	17,848
TrueBlue, Inc.*	3,417	52,895
VSE Corp.	430	10,230
WageWorks, Inc.*	586	8,825
		1,398,363

Real Estate Investment Trusts - 6.9%
Acadia Realty Trust	3,951	91,584
AG Mortgage Investment Trust, Inc	1,423	30,580
Agree Realty Corp	1,030	22,794
Alexander’s, Inc	180	77,600
American Assets Trust, Inc	2,814	68,239
American Capital Mortgage Investment Corp	3,265	77,968

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 41

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Real Estate Investment Trusts - Cont’d
American Realty Capital Trust, Inc	14,269	$155,817
Anworth Mortgage Asset Corp	12,353	87,089
Apollo Commercial Real Estate Finance, Inc.	1,790	28,765
Apollo Residential Mortgage, Inc	1,998	38,521
Ares Commercial Real Estate Corp.	693	12,114
ARMOUR Residential REIT, Inc	15,998	113,746
Ashford Hospitality Trust, Inc.	4,804	40,498
Associated Estates Realty Corp	3,619	54,104
Campus Crest Communities, Inc	2,673	27,772
CapLease, Inc	5,937	24,639
Capstead Mortgage Corp.	8,425	117,192
Cedar Realty Trust, Inc	5,667	28,618
Chatham Lodging Trust	1,208	17,250
Chesapeake Lodging Trust	2,893	49,817
Colonial Properties Trust	7,917	175,282
Colony Financial, Inc	2,880	49,824
Coresite Realty Corp	1,850	47,767
Cousins Properties, Inc.	8,017	62,132
CreXus Investment Corp.	6,029	61,315
CubeSmart	11,091	129,432
CYS Investments, Inc	10,458	144,007
DCT Industrial Trust, Inc.	22,239	140,106
DiamondRock Hospitality Co.	15,119	154,214
DuPont Fabros Technology, Inc	5,521	157,680
Dynex Capital, Inc	4,570	47,437
EastGroup Properties, Inc.	2,564	136,661
Education Realty Trust, Inc.	8,532	94,535
Entertainment Properties Trust	4,216	173,320
Equity One, Inc.	4,939	104,707
Excel Trust, Inc	3,029	36,227
FelCor Lodging Trust, Inc.*	10,890	51,183
First Industrial Realty Trust, Inc.*	7,981	100,720
First Potomac Realty Trust	4,374	51,482
Franklin Street Properties Corp.	6,527	69,056
Getty Realty Corp	2,309	44,217
Gladstone Commercial Corp.	887	14,777
Glimcher Realty Trust	12,556	128,322
Government Properties Income Trust	3,337	75,483
Gramercy Capital Corp.*	4,133	10,332
Gyrodyne Co. of America, Inc.*	107	12,231
Healthcare Realty Trust, Inc.	7,020	167,357
Hersha Hospitality Trust	15,483	81,750
Highwoods Properties, Inc	6,656	223,974
Hudson Pacific Properties, Inc	3,227	56,182
Inland Real Estate Corp.	6,505	54,512
Invesco Mortgage Capital, Inc.	10,391	190,571
Investors Real Estate Trust	7,714	60,941
iStar Financial, Inc.*	6,969	44,950
Kite Realty Group Trust	5,032	25,110
LaSalle Hotel Properties	7,711	224,698
Lexington Realty Trust	10,682	90,477
LTC Properties, Inc.	2,654	96,287

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 42

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Real Estate Investment Trusts - Cont’d
Medical Properties Trust, Inc	12,207	$117,431
Mission West Properties, Inc.	1,847	15,921
Monmouth Real Estate Investment Corp	3,342	39,168
National Health Investors, Inc.	2,137	108,816
New York Mortgage Trust, Inc	1,561	11,021
NorthStar Realty Finance Corp.	11,322	59,101
Omega Healthcare Investors, Inc.	9,526	214,335
One Liberty Properties, Inc	1,012	19,056
Parkway Properties, Inc	1,427	16,325
Pebblebrook Hotel Trust	4,726	110,163
Pennsylvania Real Estate Investment Trust	4,838	72,473
Pennymac Mortgage Investment Trust	3,707	73,139
Potlatch Corp.	3,631	115,974
PS Business Parks, Inc	1,620	109,706
RAIT Financial Trust	4,493	20,758
Ramco-Gershenson Properties Trust	4,128	51,889
Redwood Trust, Inc.	6,814	85,039
Resource Capital Corp.	7,630	40,668
Retail Opportunity Investments Corp	4,307	51,942
RLJ Lodging Trust	9,607	174,175
Rouse Properties, Inc.*	1,994	27,019
Sabra Healthcare REIT, Inc.	3,180	54,410
Saul Centers, Inc	656	28,123
Select Income REIT*	829	19,697
Sovran Self Storage, Inc.	2,611	130,785
STAG Industrial, Inc.	2,153	31,391
Starwood Property Trust, Inc	10,479	223,307
Strategic Hotels & Resorts, Inc.*	16,115	104,103
Summit Hotel Properties, Inc.	2,273	19,025
Sun Communities, Inc	2,383	105,424
Sunstone Hotel Investors, Inc.*	10,724	117,857
Terreno Realty Corp.	1,208	18,253
Two Harbors Investment Corp	19,291	199,855
UMH Properties, Inc.	1,025	10,998
Universal Health Realty Income Trust	985	40,907
Urstadt Biddle Properties, Inc	2,125	42,011
Washington Real Estate Investment Trust	5,971	169,875
Western Asset Mortgage Capital Corp.*	720	14,033
Whitestone REIT	617	8,521
Winthrop Realty Trust	2,311	28,102
		7,654,761

Real Estate Management & Development - 0.2%
AV Homes, Inc.*	824	12,014
Consolidated-Tomoka Land Co	345	9,929
Forestar Group, Inc.*	3,184	40,787
Kennedy-Wilson Holdings, Inc	3,159	44,258
Tejon Ranch Co.*	1,147	32,827
Thomas Properties Group, Inc	2,899	15,770
Zillow, Inc.*	338	13,057
		168,642

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 43

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Road & Rail - 1.2%
Amerco, Inc.	746	$ 67,118
Arkansas Best Corp.	2,213	27,884
Avis Budget Group, Inc.*	9,557	145,266
Celadon Group, Inc.	1,805	29,566
Dollar Thrifty Automotive Group, Inc.*	2,525	204,424
Genesee & Wyoming, Inc.*	3,648	192,760
Heartland Express, Inc.	4,411	63,122
Knight Transportation, Inc.	5,197	83,100
Marten Transport Ltd	1,347	28,637
Old Dominion Freight Line, Inc.*	4,277	185,151
Patriot Transportation Holding, Inc.*	453	10,659
Quality Distribution, Inc.*	1,924	21,337
RailAmerica, Inc.*	1,819	44,020
Roadrunner Transportation Systems, Inc.*	984	16,620
Saia, Inc.*	1,442	31,565
Swift Transportation Co.*	7,111	67,199
Universal Truckload Services, Inc.	475	7,184
Werner Enterprises, Inc.	3,982	95,130
Zipcar, Inc.*	2,420	28,387
		1,349,129

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc.*	3,684	49,439
Alpha & Omega Semiconductor Ltd.*	1,207	11,044
Amkor Technology, Inc.*	7,182	35,048
Anadigics, Inc.*	6,771	12,256
Applied Micro Circuits Corp.*	5,726	32,753
ATMI, Inc.*	2,756	56,691
AuthenTec, Inc.*	4,008	17,355
Axcelis Technologies, Inc.*	9,665	11,598
AXT, Inc.*	2,876	11,360
Brooks Automation, Inc	5,690	53,714
Cabot Microelectronics Corp	2,121	61,954
Cavium, Inc.*	4,476	125,328
Ceva, Inc.*	1,987	34,991
Cirrus Logic, Inc.*	5,807	173,513
Cohu, Inc	2,037	20,696
Cymer, Inc.*	2,786	164,235
Diodes, Inc.*	3,196	59,989
DSP Group, Inc.*	2,403	15,235
Entegris, Inc.*	12,359	105,546
Entropic Communications, Inc.*	7,041	39,711
Exar Corp.*	3,348	27,320
First Solar, Inc.*	5,422	81,655
Formfactor, Inc.*	4,374	28,300
FSI International, Inc.*	2,985	10,716
GSI Technology, Inc.*	2,002	9,489
GT Advanced Technologies, Inc.*	10,346	54,627
Hittite Microwave Corp.*	2,837	145,027
Inphi Corp.*	1,686	15,983
Integrated Device Technology, Inc.*	12,177	68,435
Integrated Silicon Solution, Inc.*	2,404	24,256

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 44

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Semiconductors & Semiconductor Equipment - Cont’d
Intermolecular, Inc.*	805	$ 6,239
International Rectifier Corp.*	6,230	124,538
Intersil Corp.	11,475	122,209
IXYS Corp.*	2,094	23,390
Kopin Corp.*	6,180	21,259
Lattice Semiconductor Corp.*	10,150	38,265
LTX-Credence Corp.*	4,282	28,689
M/A-COM Technology Solutions Holdings, Inc.*	547	10,120
Mattson Technology, Inc.*	5,265	9,214
MaxLinear, Inc.*	1,994	9,890
MEMC Electronic Materials, Inc.*	20,782	45,097
Micrel, Inc.	4,448	42,389
Microsemi Corp.*	8,000	147,920
Mindspeed Technologies, Inc.*	2,963	7,289
MIPS Technologies, Inc.*	4,384	29,241
MKS Instruments, Inc.	4,730	136,839
Monolithic Power Systems, Inc.*	2,829	56,212
MoSys, Inc.*	2,517	8,155
Nanometrics, Inc.*	2,115	32,486
NVE Corp.*	408	21,930
Omnivision Technologies, Inc.*	4,424	59,105
PDF Solutions, Inc.*	2,096	20,688
Pericom Semiconductor Corp.*	2,352	21,168
Photronics, Inc.*	5,437	33,166
PLX Technology, Inc.*	3,845	24,416
Power Integrations, Inc.	2,555	95,301
QuickLogic Corp.*	3,484	8,745
Rambus, Inc.*	9,941	57,061
RF Micro Devices, Inc.*	25,044	106,437
Rubicon Technology, Inc.*	1,417	14,453
Rudolph Technologies, Inc.*	2,894	25,236
Semtech Corp.*	5,722	139,159
Sigma Designs, Inc.*	2,722	17,366
Silicon Image, Inc.*	7,111	29,440
Spansion, Inc.*	4,135	45,402
Standard Microsystems Corp.*	2,076	76,584
STR Holdings, Inc.*	2,482	11,318
SunPower Corp.*	3,580	17,220
Supertex, Inc.*	1,019	19,208
Tessera Technologies, Inc.	4,394	67,536
TriQuint Semiconductor, Inc.*	15,174	83,457
Ultra Clean Holdings, Inc.*	2,008	12,911
Ultratech, Inc.*	2,360	74,340
Veeco Instruments, Inc.*	3,572	122,734
Volterra Semiconductor Corp.*	2,168	50,840
		3,712,926

Software - 3.7%
Accelrys, Inc.*	4,811	38,921
ACI Worldwide, Inc.*	3,580	158,272
Actuate Corp.*	4,437	30,748
Advent Software, Inc.*	2,747	74,471

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 45

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Software - Cont’d
American Software, Inc.	1,795	$ 14,270
Aspen Technology, Inc.*	8,425	195,039
AVG Technologies NV*	692	9,003
Blackbaud, Inc.	4,064	104,323
Bottomline Technologies, Inc.*	3,147	56,803
BroadSoft, Inc.*	2,474	71,647
Callidus Software, Inc.*	2,464	12,271
Commvault Systems, Inc.*	4,022	199,371
Deltek, Inc.*	2,049	23,748
Digimarc Corp	626	16,063
Ebix, Inc.	2,498	49,835
Ellie Mae, Inc.*	1,945	35,010
Envivio, Inc.*	698	4,474
EPIQ Systems, Inc.	2,837	34,753
ePlus, Inc.*	291	9,414
Fair Isaac Corp	3,024	127,855
FalconStor Software, Inc.*	2,372	6,191
Glu Mobile, Inc.*	4,867	27,012
Guidance Software, Inc.*	1,234	11,735
Guidewire Software, Inc.*	1,744	49,041
Imperva, Inc.*	876	25,246
Infoblox, Inc.*	699	16,028
Interactive Intelligence Group, Inc.*	1,211	34,162
JDA Software Group, Inc.*	3,831	113,742
Jive Software, Inc.*	1,318	27,665
Kenexa Corp.*	2,325	67,495
Manhattan Associates, Inc.*	1,786	81,638
Mentor Graphics Corp.*	8,386	125,790
MicroStrategy, Inc.*	767	99,603
Monotype Imaging Holdings, Inc.*	3,293	55,224
Netscout Systems, Inc.*	3,307	71,398
Opnet Technologies, Inc	1,345	35,764
Parametric Technology Corp.*	10,766	225,655
Pegasystems, Inc	1,548	51,053
Pervasive Software, Inc.*	1,192	8,928
Progress Software Corp.*	5,508	114,952
Proofpoint, Inc.*	570	9,662
PROS Holdings, Inc.*	1,967	33,085
QAD, Inc.*	409	5,816
QLIK Technologies, Inc.*	7,686	170,014
Quest Software, Inc.*	5,042	140,420
RealPage, Inc.*	3,226	74,714
Rosetta Stone, Inc.*	971	13,439
Sapiens International Corp. NV*	1,230	4,428
Seachange International, Inc.*	2,173	17,884
Sourcefire, Inc.*	2,661	136,775
SRS Labs, Inc.*	917	8,253
SS&C Technologies Holdings, Inc.*	3,050	76,250
Synchronoss Technologies, Inc.*	2,488	45,953
Take-Two Interactive Software, Inc.*	7,040	66,598
Tangoe, Inc.*	2,685	57,217
TeleNav, Inc.*	1,354	8,300

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 46

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Software - Cont’d
TiVo, Inc.*	11,227	$ 92,847
Tyler Technologies, Inc.*	2,711	109,389
Ultimate Software Group, Inc.*	2,398	213,710
VASCO Data Security International, Inc.*	2,346	19,190
Verint Systems, Inc.*	1,962	57,899
VirnetX Holding Corp.*	3,778	133,175
Websense, Inc.*	3,283	61,491
		4,071,122

Specialty Retail - 3.3%
Aeropostale, Inc.*	7,078	126,201
America’s Car-Mart, Inc.*	726	28,205
ANN, Inc.*	4,278	109,046
Asbury Automotive Group, Inc.*	2,543	60,244
Barnes & Noble, Inc.*	2,386	39,274
Bebe Stores, Inc.	3,035	17,815
Big 5 Sporting Goods Corp.	1,497	11,317
Body Central Corp.*	966	8,694
Brown Shoe Co., Inc.	3,799	49,045
Cabela’s, Inc.*	4,200	158,802
Casual Male Retail Group, Inc.*	3,868	14,041
Cato Corp	2,436	74,201
Citi Trends, Inc.*	1,298	20,041
Collective Brands, Inc.*	5,379	115,218
Conn’s, Inc.*	1,230	18,204
Cost Plus, Inc.*	1,561	34,342
Destination Maternity Corp.	1,034	22,334
Express, Inc.*	8,054	146,341
Finish Line, Inc	4,450	93,049
Francesca’s Holdings Corp.*	3,132	84,595
Genesco, Inc.*	2,204	132,571
Group 1 Automotive, Inc.	2,064	94,139
Haverty Furniture Co.’s, Inc.	1,689	18,866
hhgregg, Inc.*	1,366	15,449
Hibbett Sports, Inc.*	2,402	138,619
HOT Topic, Inc.	4,130	40,020
Jos A Bank Clothiers, Inc.*	2,506	106,405
Kirkland’s, Inc.*	1,302	14,648
Lithia Motors, Inc	2,010	46,331
Lumber Liquidators Holdings, Inc.*	2,479	83,765
MarineMax, Inc.*	2,047	19,467
Mattress Firm Holding Corp.*	991	30,037
Men’s Wearhouse, Inc.	4,514	127,024
Monro Muffler, Inc.	2,782	92,474
New York & Co., Inc.*	1,850	6,438
Office Depot, Inc.*	25,555	55,199
OfficeMax, Inc.*	7,420	37,545
Orchard Supply Hardware Stores Corp.*	171	2,844
Penske Automotive Group, Inc	3,866	82,114
Perfumania Holdings, Inc.*	457	3,789
Pier 1 Imports, Inc	8,746	143,697
RadioShack Corp.	8,952	34,376

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Specialty Retail - Cont’d
Rent-A-Center, Inc.	5,349	$180,475
Rue21, Inc.*	1,285	32,433
Select Comfort Corp.*	5,106	106,818
Shoe Carnival, Inc	1,423	30,580
Sonic Automotive, Inc.	3,488	47,681
Stage Stores, Inc	2,657	48,676
Stein Mart, Inc.*	2,802	22,276
Systemax, Inc.*	1,000	11,820
Talbots, Inc.*	6,142	15,478
Teavana Holdings, Inc.*	588	7,956
The Buckle, Inc.	2,498	98,846
The Childrens Place Retail Stores, Inc.*	2,185	108,879
The Pep Boys-Manny, Moe & Jack	4,589	45,431
Tilly’s, Inc.*	827	13,273
Vitamin Shoppe, Inc.*	2,651	145,619
West Marine, Inc.*	1,507	17,707
Wet Seal, Inc.*	7,596	24,003
Winmark Corp.	223	13,057
Zumiez, Inc.*	1,972	78,091
		3,605,925

Textiles, Apparel & Luxury Goods - 1.3%
Cherokee, Inc	800	11,144
Columbia Sportswear Co.	1,104	59,196
CROCS, Inc.*	8,096	130,750
Culp, Inc	785	8,046
Delta Apparel, Inc.*	555	7,581
Fifth & Pacific Cos, Inc.*	9,789	105,036
G-III Apparel Group Ltd.*	1,354	32,076
Iconix Brand Group, Inc.*	6,382	111,494
Jones Group, Inc	7,393	70,677
Kenneth Cole Productions, Inc.*	718	10,806
K-Swiss, Inc.*	2,719	8,375
Maidenform Brands, Inc.*	2,005	39,940
Movado Group, Inc.	1,614	40,382
Oxford Industries, Inc	1,261	56,367
Perry Ellis International, Inc.*	933	19,360
Quiksilver, Inc.*	11,336	26,413
RG Barry Corp.	783	10,641
Skechers U.S.A., Inc.*	3,408	69,421
Steven Madden Ltd.*	3,536	112,268
True Religion Apparel, Inc.	2,223	64,423
Tumi Holdings, Inc.*	1,943	34,003
Unifi, Inc.*	1,199	13,585
Vera Bradley, Inc.*	1,814	38,239
Warnaco Group, Inc.*	3,695	157,333
Wolverine World Wide, Inc.	4,349	168,654
		1,406,210

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Thrifts & Mortgage Finance - 1.4%
Astoria Financial Corp.	7,553	$74,019
Bank Mutual Corp	4,721	20,820
BankFinancial Corp.	1,984	14,940
Beneficial Mutual Bancorp, Inc.*	2,733	23,586
Berkshire Hills Bancorp, Inc.	1,996	43,912
BofI Holding, Inc.*	892	17,626
Brookline Bancorp, Inc.	6,306	55,808
Cape Bancorp, Inc.*	943	7,836
Charter Financial Corp.	570	5,529
Clifton Savings Bancorp, Inc.	836	8,703
Dime Community Bancshares, Inc.	2,830	37,611
Doral Financial Corp.*	10,461	15,692
ESB Financial Corp.	871	11,497
ESSA Bancorp, Inc	931	10,055
EverBank Financial Corp.*	2,011	21,860
Federal Agricultural Mortgage Corp., Class C	895	23,476
First Defiance Financial Corp.	799	13,679
First Federal Bancshares of Arkansas, Inc.*	313	2,535
First Financial Holdings, Inc	1,715	18,385
First Financial Northwest, Inc.*	1,441	11,701
First Pactrust Bancorp, Inc	699	8,290
Flushing Financial Corp	2,726	37,155
Fox Chase Bancorp, Inc.	1,196	17,270
Franklin Financial Corp.*	1,141	18,769
Heritage Financial Group, Inc.	781	10,051
Hingham Institution for Savings	115	6,954
Home Bancorp, Inc.*	615	10,535
Home Federal Bancorp, Inc.	1,548	16,254
Home Loan Servicing Solutions, Ltd.	1,130	15,142
HomeStreet, Inc.*	373	11,932
Kaiser Federal Financial Group, Inc	815	12,046
Kearny Financial Corp.	1,413	13,692
Meridian Interstate Bancorp, Inc.*	838	11,665
MGIC Investment Corp.*	15,423	44,418
NASB Financial, Inc.*	378	7,503
Nationstar Mortgage Holdings, Inc.*	1,726	37,144
Northfield Bancorp, Inc	1,401	19,908
Northwest Bancshares, Inc.	8,788	102,907
OceanFirst Financial Corp.	1,506	21,626
Ocwen Financial Corp.*	9,677	181,734
Oritani Financial Corp	3,882	55,862
Peoples Federal Bancshares, Inc.*	549	9,168
Provident Financial Holdings, Inc.	876	10,100
Provident Financial Services, Inc	5,242	80,465
Provident New York Bancorp	3,407	25,859
Radian Group, Inc.	11,633	38,273
Rockville Financial, Inc	2,425	28,057
Roma Financial Corp	676	5,760
SI Financial Group, Inc.	952	10,948
Territorial Bancorp, Inc.	940	21,404
Tree.com, Inc.*	543	6,212

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Thrifts & Mortgage Finance - Cont’d
Trustco Bank Corp. NY	7,825	$42,725
United Financial Bancorp, Inc.	1,552	22,318
ViewPoint Financial Group, Inc.	2,863	44,777
Walker & Dunlop, Inc.*	1,163	14,945
Waterstone Financial, Inc.*	658	2,500
Westfield Financial, Inc.	2,745	20,039
WSFS Financial Corp.	686	27,721
		1,511,398

Tobacco - 0.2%
Alliance One International, Inc.*	7,793	26,964
Star Scientific, Inc.*	13,119	59,823
Universal Corp	2,094	97,015
Vector Group Ltd.	4,764	81,083
		264,885

Trading Companies & Distributors - 0.9%
Aceto Corp	2,638	23,821
Aircastle Ltd	5,288	63,720
Applied Industrial Technologies, Inc.	3,712	136,787
Beacon Roofing Supply, Inc.*	4,219	106,403
BlueLinx Holdings, Inc.*	2,174	5,109
CAI International, Inc.*	1,034	20,556
DXP Enterprises, Inc.*	857	35,557
Edgen Group, Inc.*	1,349	10,145
H&E Equipment Services, Inc.*	2,568	38,597
Houston Wire & Cable Co	1,646	17,991
Interline Brands, Inc.*	2,888	72,402
Kaman Corp.	2,263	70,017
Rush Enterprises, Inc.*	2,789	45,600
SeaCube Container Leasing Ltd	1,121	19,136
TAL International Group, Inc.	2,630	88,079
Textainer Group Holdings Ltd.	1,106	40,811
Titan Machinery, Inc.*	1,521	46,193
Watsco, Inc	2,648	195,422
Willis Lease Finance Corp.*	490	6,037
		1,042,383

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*	1,730	22,023

Venture Capital - 0.0%
Magnum Hunter Resources, Warrants (strike price $3.65/share, expires 10/14/2013) (b)*	871	—

Water Utilities - 0.3%
American States Water Co.	1,623	64,238
Artesian Resources Corp.	490	10,555
Cadiz, Inc.*	1,262	9,099
California Water Service Group	3,773	69,687
Connecticut Water Service, Inc	883	25,589
Consolidated Water Co., Inc.	1,510	12,518

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Water Utilities - Cont’d
Middlesex Water Co.	1,560	$ 29,640
SJW Corp.	1,344	32,270
York Water Co	1,309	23,418
		277,014

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,422	16,524
Leap Wireless International, Inc.*	5,019	32,272
NTELOS Holdings Corp.	1,286	24,241
Shenandoah Telecommunications Co.	2,077	28,268
USA Mobility, Inc.	1,934	24,871
		126,176

Total Equity Securities (Cost $96,979,947)		102,450,212

CLOSED-END FUNDS - 0.0%
Firsthand Technology Value Fund, Inc.*	770	13,598

Total Closed-End Funds (Cost $14,653)		13,598

EXCHANGE TRADED FUNDS - 3.6%
iShares Russell 2000 Index Fund	50,000	3,982,500

Total Exchange Traded Funds (Cost $3,876,344)		3,982,500

	PRINCIPAL
U.S. TREASURY - 0.4%	AMOUNT
United States Treasury Bills, 0.145%, 9/20/12	$ 400,000	399,870

Total U.S. Treasury (Cost $399,869)		399,870

TIME DEPOSIT - 2.9%
State Street Bank Time Deposit, 0.128%, 7/2/12	3,147,293	3,147,293

Total Time Deposit (Cost $3,147,293)		3,147,293

TOTAL INVESTMENTS (Cost $104,418,106) - 99.8%		109,993,473
Other assets and liabilities, net - 0.2%		247,402
Net assets - 100%		$110,240,875

See notes to financial statements.

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NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized:
Class I: 1,640,998 shares outstanding	$ 91,013,991
Class F: 133,288 shares outstanding	7,153,202
Undistributed net investment income	649,465
Accumulated net realized gain (loss) on investments	5,739,157
Net unrealized appreciation (depreciation) on investments	5,685,060

NET ASSETS	$ 110,240,875

NET ASSET VALUE PER SHARE:
Class I (based on net assets of $101,935,673)	$ 62.12
Class F (based on net assets of $8,305,202)	$ 62.31

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	48	9/12	$3,817,920	$109,682

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by $400,000 par value of U.S. Treasury Bills.

* Non-income producing security.

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012

NET INVESTMENT INCOME
Investment Income:
Interest income	$ 2,066
Dividend income (net of foreign taxes withheld of $1,039)	852,653
Total investment income	854,719

Expenses:
Investment advisory fee	182,783
Transfer agency fees and expenses	4,803
Accounting fees	8,481
Distribution Plan expenses:
Class F	7,791
Directors’ fees and expenses	10,933
Administrative fees	52,224
Custodian fees	52,895
Reports to shareholders	41,642
Professional fees	11,727
Contract Services	5,511
Miscellaneous	1,557
Total expenses	380,347
Reimbursement from Advisor:
Class F	(307)
Fees paid indirectly	(33)
Net expenses	380,007

NET INVESTMENT INCOME	474,712

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	2,039,473
Futures	85,322
2,124,795

Change in unrealized appreciation (depreciation) on:
Investments	5,264,293
Futures	73,722
5,338,015

NET REALIZED AND UNREALIZED
GAIN (LOSS)	7,462,810

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ 7,937,522

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2012	2011
Operations:
Net investment income	$ 474,712	$ 656,297
Net realized gain (loss)	2,124,795	9,369,032
Change in unrealized appreciation (depreciation)	5,338,015	(13,743,820)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,937,522	(3,718,491)

Distributions to shareholders from:
Net investment income:
Class I shares	—	(492,285)
Class F shares	—	(19,554)
Net realized gain:
Class I shares	—	(3,238,579)
Class F shares	—	(237,421)
Total distributions	—	(3,987,839)

Capital share transactions:
Shares sold:
Class I shares	11,684,632	10,833,216
Class F shares	2,337,902	2,963,381
Reinvestment of distributions:
Class I shares	—	3,730,864
Class F shares	—	256,975
Shares redeemed:
Class I shares	(7,510,990)	(36,390,404)
Class F shares	(1,171,040)	(2,032,960)
Total capital share transactions	5,340,504	(20,638,928)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,278,026	(28,345,258)

NET ASSETS
Beginning of period	96,962,849	125,308,107
End of period (including undistributed net investment
income of $649,465 and $174,753, respectively)	$ 110,240,875	$ 96,962,849

CAPITAL SHARE ACTIVITY
Shares sold:
Class I shares	190,290	177,433
Class F shares	37,372	47,428
Reinvestment of distributions:
Class I shares	—	64,593
Class F shares	—	4,431
Shares redeemed:
Class I shares	(121,715)	(562,700)
Class F shares	(19,146)	(33,065)
Total capital share activity	86,801	(301,880)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP Russell 2000 Small Cap Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F and Class I shares. Class F shares are subject to Distribution Plan Expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded funds and closed-end funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor’s portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market ex-

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pectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, securities valued at $1,251 or 0% of net assets, were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012:

		VALUATION INPUTS
INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
Equity securities**	$102,450,196	—	$16	$102,450,212
Exchange traded funds	3,982,500	—	—	3,982,500
Closed-end funds	13,598	—	—	13,598
U.S. government obligations	—	$399,870	—	399,870
Other debt obligations	—	3,147,293	—	3,147,293
TOTAL	$106,446,294	$3,547,163	$16	$109,993,473

Other financial instruments***	$109,682	—	—	$109,682

*Level 3 securities represent 0.0% of net assets.
** For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.
*** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfo-

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lio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to hedge the lack of equity exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.

During the six month period, the Portfolio invested in E-Mini Russell 2000 Index Futures. The volume of activity has varied throughout the period with a weighted average of 8 contracts and $958,083 weighted average notional value.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

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Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of this pronouncement will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .35% of the Portfolio’s average daily net assets. Under the terms of the agreement, $30,267 was payable at period end. In addition, $58,311 was payable at period end for operating expenses paid by the Advisor during June 2012.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2013. The contractual expense caps are .95% for Class F and .74% for Class I, respectively. (Prior to May 1, 2012, the expense caps were .93% and .72%, respectively.) For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the average daily net assets of the Portfolio. Under the terms of the agreement, $8,648 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay CID for expenses and services associated with the distribution of shares. The expenses paid may not exceed .20% annually of average daily net assets of Class F. Under the terms of the agreement, $1,307 was payable at period end.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $53 for the six months ended June 30, 2012. Under the terms of the agreement, $18 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

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Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $19,759,257 and $14,890,337, respectively.

Capital Loss Carryforward

Expiration Date
31-Dec-16	($352,882)

Capital losses may be utilized to offset future capital gains until expiration; however the Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas Small Company Equity Portfolio may be limited under certain tax provisions. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2012, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$18,886,843
Unrealized (depreciation)	(13,400,449)
Net unrealized appreciation/(depreciation)	$5,486,394

Federal income tax cost of investments	$104,507,079

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2012.

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NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

.

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FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31,
Class I Shares	2012		2011	2010 (z)
Net asset value, beginning	$57.44		$62.98	$50.19
Income from investment operations:
Net investment income	.27		.44	.43
Net realized and unrealized gain (loss)	4.41		(3.50)	12.66
Total from investment operations	4.68		(3.06)	13.09
Distributions from:
Net investment income	—		(.33)	(.30)
Net realized gain	—		(2.15)	—
Total distributions	—		(2.48)	(.30)
Total increase (decrease) in net asset value	4.68		(5.54)	12.79
Net asset value, ending	$62.12		$57.44	$62.98

Total return*	8.15%		(4.89%)	26.08%
Ratios to average net assets: A
Net investment income	.92	% (a)	.60%	.79%
Total expenses	.71	% (a)	.79%	.82%
Expenses before offsets	.71	% (a)	.71%	.70%
Net expenses	.71	% (a)	.71%	.70%
Portfolio turnover	15%		17%	42%
Net assets, ending (in thousands)	$101,936		$90,325	$119,223

			Years Ended
	December 31,		December 31,	December 31,
Class I Shares	2009		2008 (z)	2007 (z)
Net asset value, beginning	$40.42		$67.00	$74.19
Income from investment operations:
Net investment income	.40		.62	.74
Net realized and unrealized gain (loss)	10.19		(22.38)	(1.98)
Total from investment operations	10.59		(21.76)	(1.24)
Distributions from:
Net investment income	(.27)		(1.13)	(.47)
Net realized gain	(.55)		(3.69)	(5.48)
Total distributions	(.82)		(4.82)	(5.95)
Total increase (decrease) in net asset value	9.77		(26.58)	(7.19)
Net asset value, ending	$50.19		$40.42	$67.00

Total return*	26.17%		(33.95%)	(2.20%)
Ratios to average net assets: A
Net investment income	.83%		1.13%	1.04%
Total expenses	.86%		.70%	.64%
Expenses before offsets	.70%		.70%	.64%
Net expenses	.70%		.70%	.64%
Portfolio turnover	24%		30%	19%
Net assets, ending (in thousands)	$63,320		$58,414	$91,676

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31,
Class F Shares	2012		2011	2010 (z)
Net asset value, beginning	$57.69		$63.21	$50.38
Income from investment operations:
Net investment income	.21		.25	.32
Net realized and unrealized gain (loss)	4.41		(3.44)	12.70
Total from investment operations	4.62		(3.19)	13.02
Distributions from:
Net investment income	—		(.18)	(.19)
Net realized gain	—		(2.15)	—
Total distributions	—		(2.33)	(.19)
Total increase (decrease) in net asset value	4.62		(5.52)	12.83
Net asset value, ending	$62.31		$57.69	$63.21

Total return*	8.01%		(5.07%)	25.83%
Ratios to average net assets: A
Net investment income	.72	% (a)	.42%	.58%
Total expenses	.95	% (a)	1.03%	1.06%
Expenses before offsets	.94	% (a)	.92%	.91%
Net expenses	.94	% (a)	.92%	.91%
Portfolio turnover	15%		17%	42%
Net assets, ending (in thousands)	$8,305		$6,638	$6,085

			Years Ended
	December 31,		December 31,	December 31,
Class F Shares	2009		2008 (z)	2007 (z)
Net asset value, beginning	$40.55		$66.78	$74.02
Income from investment operations:
Net investment income	.19		.58	.59
Net realized and unrealized gain (loss)	10.32		(22.36)	(1.97)
Total from investment operations	10.51		(21.78)	(1.38)
Distributions from:
Net investment income	(.13)		(.76)	(.38)
Net realized gain	(.55)		(3.69)	(5.48)
Total distributions	(.68)		(4.45)	(5.86)
Total increase (decrease) in net asset value	9.38		(26.23)	(7.24)
Net asset value, ending	$50.38		$40.55	$66.78

Total return*	25.91%		(34.05%)	(2.40%)
Ratios to average net assets: A
Net investment income	.63%		1.09%	.84%
Total expenses	1.25%		.91%	.84%
Expenses before offsets	.91%		.91%	.84%
Net expenses	.91%		.91%	.84%
Portfolio turnover	24%		30%	19%
Net assets, ending (in thousands)	$3,299		$977	$699

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements.
Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP EAFE International Index Portfolio

Semi-Annual Report
June 30, 2012

Calvert
INVESTMENTS

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

Portfolio within Calvert Variable Products, Inc.

Managed by World Asset Management, Inc., Subadvisor

Investment Climate

Equities started the year strong as continuously improving U.S. economic data and healthy corporate earnings helped drive improvements in investor sentiment. However, negative head-winds from the eurozone, a slowdown in China, and the U.S. policy stalemate—which will likely worsen later in this election year—became a drag on equity markets as the year wore on. Despite the pullback, most global equity markets were still up considerably through the first half of 2012.

For the six-month reporting period, the Standard and Poor’s (S&P) 500 Index and Russell 1000 Index returned 9.49% and 9.38%, respectively, while the MSCI EAFE Index was up 3.38% and the MSCI Emerging Markets Index gained 4.12%. Small-cap stocks slightly underper-formed large-cap stocks with the Russell 2000 Index of small-caps returning 8.53%. Growth outperformed value as the Russell 1000 Growth Index returned 10.08% versus the Russell 1000 Value Index’s return of 8.68%.

Within the Russell 1000 Index, Telecommunication Services, Financials, and Information Technology were the top-performing sectors through the first half of 2012. Despite a strong bounce this year, Financials lost some ground as negative investor sentiment heightened due to the European economic and sovereign debt crisis. At the same time, fears of a significant slowdown in China caused the Energy, Materials, and Industrials sectors to lag.

The U.S. corporate sector remained strong as aggregate earnings per share for S&P 500 companies grew 7.7% in the fourth quarter of 2011 on a year-over-year basis. This was followed by

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.12)
	Class I	Class F
Six month*	3.21%	3.08%
One year	-14.36%	-14.55%
Five year	-6.80%	-7.01%
Since inception (11/12/2002)	5.68%	5.45%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/ institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for Class I Shares 1.00%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total Return is not annualized for periods of less than one year.

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69% of S&P 500 companies beating earnings expectations in the first quarter of 2012. Notably, 67% of these companies also beat their revenue estimates, which indicated improvements in top-line numbers and overall improvement in the strength of the U.S. economy.

Global inflation remained tame. Aggressive accommodative monetary policy by central banks around the globe helped equity markets rally hard off the lows of last fall, albeit on low volume. Also, the Federal Reserve (Fed) announced an extension of “operation twist” through the end of this year in an effort to further reduce long-term interest rates.

The manufacturing sector continued to provide significant support to the U.S. economic recovery. A weak dollar, thanks to the especially accommodative monetary policy in the United States, continued to help U.S. exports and support the rebuilding of the domestic manufacturing and industrial base. However, some economic indicators have begun to be impacted by the economic recession in Europe and a slowdown in the emerging markets.

% of Total
ECONOMIC SECTORS	Investments

Consumer Discretionary	10.5%
Consumer Staples	11.6%
Energy	8.1%
Exchange Traded Funds	2.5%
Financials	21.9%
Health Care	9.9%
Industrials	12.1%
Information Technology	4.4%
Materials	9.4%
Telecommunication Services	5.3%
Time Deposit	0.1%
Utilities	4.2%
Total	100%

While the U.S. labor market is still weak, it showed very encouraging signs, although improvements seemed to slow down in the second quarter. The public sector accounted for a large portion of the job losses. However, we believe hiring will likely resume once pending policy measures clear political hurdles and companies have better visibility for the next several quarters.

2012 started with a surge in oil prices due to geopolitical tensions in the Middle East, but commodity prices--especially food and energy--softened, providing another source of support for the U.S. consumer. The continued recovery of the U.S. consumer will be important for a self-sustained U.S. economic recovery.

On the housing front, most data continued to point to an improving environment in residential housing, supported by historically low mortgage rates and low home prices. Despite high inventories of foreclosures still to be worked through, we believe the repair and the bottoming-out process in the housing market has started and should continue as the U.S. economy and U.S. consumers recover.

The European Central Bank’s LTRO (long term refinancing operation) seemed to help eurozone sovereign bond markets by driving down short-term yields and reducing investors’ perception of the probability of a tail risk event, such as a global financial crisis. Yet despite the positive impact of the LTRO, the fiscal drag began having a pervasive negative impact on economic growth throughout Europe, with core economies also coming under stress.

Markets focused on increased political turmoil in several eurozone countries. Greek elections in mid-June were framed as a referendum on Greece’s status in the eurozone. There was a global sigh of relief after the New Democracy party emerged victorious amid hope that Greece would adhere to the international bailout agreement.

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With Spain’s financial system badly in need of a capital injection, eurozone officials agreed to a 100 billion euro bailout for the country. But concern mounted that bailouts of eurozone countries that subordinate private investors in government bonds to official creditors were scaring away investors from the sovereign bond market, which could further accelerate and exacerbate the sovereign debt crisis and the likelihood of contagion.

After much nervous anticipation, market participants responded to the glimmer of hope arising from the European leaders’ two-day summit at the end of the June with what looked like a short-term relief rally. There were some important breakthroughs at the meeting, with Germany appearing more flexible on many of the proposed solutions.

The Chinese economy continued to show signs of slowing growth, with China’s HSBC Manufacturing PMI in contraction territory for eight consecutive months. China also cut its economic growth target from 8% to 7.5% during the first quarter, signaling its need to transition from an export-driven economy to a more sustainable, consumer-driven economic model.

A potential sharp slowdown or, more importantly, a hard landing in China, fueled by a possible bursting of a real estate bubble there, would certainly ripple strongly throughout the global economy, especially for emerging-market economies that supply China such as Brazil and Australia. As for the United States, this indirect impact may be less damaging than a domestic recession.

Outlook

Despite the resilient economic environment in the United States, the expiration of the Bush tax breaks and the payroll tax holiday, along with debt ceiling negotiations expected later this year, will probably be significant negatives for the economy. Even with positive corporate earnings and continued gradual economic recovery in the United States, these looming developments in the political landscape will most certainly weigh on U.S. gross domestic product growth and are likely to fuel market volatility in the second half of the year.

We believe that the relief rally following the June EU Leaders Summit is a welcome sign, but the positive sentiment may be short-lived as eurozone policymakers’ promises have not yet been backed up by timely actions. Furthermore, a whole range of upcoming policy decisions in the United States won’t be resolved until later this year. However, once we have more visibility into the “fiscal cliff” scenarios, barring disagreement on the extension of stimulative measures, market participants may feel better about investing in risky assets for the long term.

Natalie A. Trunow

Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2012

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/12	6/30/12	1/1/12 - 6/30/12

Class I
Actual	$1,000.00	$1,031.95	$4.66

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.28	$4.63

Class F
Actual	$1,000.00	$1,030.76	$5.91

Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.05	$5.87

* Expenses are equal to the Fund’s annualized expense ratio of 0.92% and 1.17%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2012

EQUITY SECURITIES - 96.2%	SHARES	VALUE
Australia - 8.3%
AGL Energy Ltd.	7,119	$107,988
Alumina Ltd	32,052	26,328
Amcor Ltd.	16,055	117,030
AMP Ltd	37,496	148,923
APA Group	7,138	36,586
Asciano Ltd.	12,811	57,633
ASX Ltd.	2,300	70,573
Australia & New Zealand Banking Group Ltd.	34,608	785,831
Bendigo and Adelaide Bank Ltd	4,896	37,329
BGP Holdings plc (b)*	77,172	—
BHP Billiton Ltd.	42,183	1,375,356
Boral Ltd	9,782	29,704
Brambles Ltd	19,444	123,357
Caltex Australia Ltd.	1,773	24,775
Campbell Brothers Ltd	886	49,648
Centro Retail Australia	16,730	34,005
CFS Retail Property Trust Group	24,243	48,226
Coca-Cola Amatil Ltd	7,482	102,788
Cochlear Ltd.	747	50,604
Commonwealth Bank of Australia	20,704	1,133,332
Computershare Ltd.	5,838	44,639
Crown Ltd.	5,262	45,975
CSL Ltd.	6,874	278,866
Dexus Property Group	63,561	60,811
Echo Entertainment Group Ltd.:
Common	9,037	39,653
Rights (b)*	1,807	1,813
Fairfax Media Ltd.	29,348	16,806
Fortescue Metals Group Ltd.	16,360	83,632
Goodman Group	18,455	69,969
GPT Group	22,788	77,103
Harvey Norman Holdings Ltd	6,976	14,053
Iluka Resources Ltd	5,499	64,454
Incitec Pivot Ltd.	21,393	63,080
Insurance Australia Group Ltd	27,308	97,883
Leighton Holdings Ltd	1,989	33,536
Lend Lease Group	7,135	52,975
Lynas Corp. Ltd.*	22,511	19,908
Macquarie Group Ltd.	4,578	123,290
Metcash Ltd.	10,131	35,076
Mirvac Group	44,881	58,791
National Australia Bank Ltd.	28,952	703,283
Newcrest Mining Ltd	10,054	234,077
Orica Ltd.	4,780	121,695
Origin Energy Ltd	14,266	179,488
OZ Minerals Ltd	4,153	33,707
Qantas Airways Ltd.*	14,578	16,162
QBE Insurance Group Ltd.	14,652	202,059
QR National Ltd.	22,434	78,681
Ramsay Health Care Ltd	1,725	40,078

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Australia - Cont’d
Rio Tinto Ltd.	5,723	$336,474
Santos Ltd	12,405	136,270
Sims Metal Management Ltd	2,177	21,569
Sonic Healthcare Ltd.	4,866	63,473
SP AusNet	21,532	22,485
Stockland	30,481	96,534
Suncorp Group Ltd	16,899	141,071
Sydney Airport	4,889	14,570
TABCORP Holdings Ltd.	9,362	28,218
Tatts Group Ltd	17,611	47,486
Telstra Corp. Ltd.	57,204	216,820
Toll Holdings Ltd.	8,948	36,752
Transurban Group	17,158	100,066
Wesfarmers Ltd. PPS	13,212	406,841
Westfield Group	28,812	280,775
Westfield Retail Trust	38,110	111,746
Westpac Banking Corp.	39,809	866,238
Whitehaven Coal Ltd	5,850	25,181
Woodside Petroleum Ltd.	8,466	271,185
Woolworths Ltd	16,093	442,737
WorleyParsons Ltd	2,539	65,965
		10,984,015

Austria - 0.3%
Andritz AG	1,024	52,772
Erste Group Bank AG*	2,513	47,825
IMMOFINANZ AG*	12,940	41,234
OMV AG	2,149	67,533
Raiffeisen Bank International AG	641	21,016
Telekom Austria AG	4,364	42,939
Verbund AG	894	20,487
Vienna Insurance Group AG Wiener Versicherung Gruppe	504	20,383
Voestalpine AG	1,443	38,298
		352,487

Belgium - 1.0%
Ageas	29,062	57,625
Anheuser-Busch InBev NV	10,545	820,639
Belgacom SA	1,997	56,797
Colruyt SA	994	44,339
Delhaize Group	1,337	49,020
Groupe Bruxelles Lambert SA	1,059	72,043
KBC Groep NV	2,115	44,945
Mobistar SA	394	13,489
Solvay SA	778	77,049
Telenet Group Holding NV	744	32,533
UCB SA	1,324	66,880
Umicore SA	1,497	69,274
		1,404,633

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Denmark - 1.1%
AP Moeller - Maersk A/S:
Series A	7	$43,790
Series B	17	111,989
Carlsberg A/S, Series B	1,405	110,823
Coloplast A/S, Series B	299	53,795
Danske Bank A/S*	8,566	119,473
DSV A/S	2,495	49,557
Novo Nordisk A/S, Series B	5,585	808,814
Novozymes A/S, Series B	3,028	78,565
TDC A/S	6,501	45,234
Tryg A/S	322	18,097
William Demant Holding A/S*	306	27,529
		1,467,666

Finland - 0.7%
Elisa Oyj	1,857	37,427
Fortum Oyj	5,834	110,962
Kesko Oyj, Series B	878	22,976
Kone Oyj, Series B	2,045	123,963
Metso Oyj	1,678	58,156
Neste Oil Oyj	1,683	18,983
Nokia Oyj	49,190	101,437
Nokian Renkaat Oyj	1,446	55,170
Orion Oyj, Class B	1,261	23,946
Pohjola Bank plc	1,814	21,207
Sampo Oyj	5,517	143,560
Stora Enso Oyj, Series R	7,641	47,208
UPM-Kymmene Oyj	6,895	78,226
Wartsila Oyj Abp	2,202	72,459
		915,680

France - 8.3%
Accor SA	1,937	61,049
Aeroports de Paris	454	34,341
Air Liquide SA	4,104	470,024
Alcatel-Lucent*	30,477	50,688
Alstom SA	2,709	86,135
Arkema SA	726	47,618
Atos SA	650	38,964
AXA SA	22,859	306,264
BNP Paribas SA	12,691	490,424
Bouygues	2,481	66,927
Bureau Veritas SA	717	63,800
Cap Gemini SA	1,943	71,700
Carrefour SA	7,584	140,280
Casino Guichard-Perrachon SA	725	63,724
Christian Dior SA	716	98,709
Cie de Saint-Gobain	5,276	195,436
Cie Generale de Geophysique - Veritas*	1,894	48,987
Cie Generale des Etablissements Michelin, Common Series B	2,364	154,775
Cie Generale d’Optique Essilor International SA	2,641	245,585
CNP Assurances SA*	1,951	23,862

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
France - Cont’d
Credit Agricole SA*	13,124	$57,992
Danone SA	7,670	476,661
Dassault Systemes SA	775	72,880
Edenred	2,077	58,997
Electricite de France SA	3,157	70,359
Eurazeo SA	455	17,559
Eutelsat Communications SA	1,734	53,370
Fonciere Des Regions	360	25,963
France Telecom SA	24,355	320,832
GDF Suez	16,268	388,536
Gecina SA	288	25,796
Groupe Eurotunnel SA	7,183	58,469
Icade SA	306	23,237
Iliad SA	251	36,354
Imerys SA	446	22,800
JC Decaux SA	873	19,283
Klepierre SA	1,370	45,191
Lafarge SA	2,641	118,320
Lagardere SCA	1,550	43,318
Legrand SA	2,947	100,331
L’Oreal SA	3,157	370,201
LVMH Moet Hennessy Louis Vuitton SA	3,334	508,685
Natixis	12,146	32,901
Pernod-Ricard SA	2,607	279,174
Peugeot SA*	3,029	29,985
PPR SA	999	142,803
Publicis Groupe	1,904	87,162
Remy Cointreau SA	292	32,024
Renault SA	2,524	101,306
Rexel SA	1,059	18,097
Safran SA	2,191	81,409
Sanofi SA	15,808	1,199,969
Schneider Electric SA	6,429	358,584
SCOR SE	2,269	55,108
Societe BIC SA	377	38,988
Societe Generale SA*	8,664	204,482
Sodexo	1,238	96,562
Suez Environnement SA	3,675	39,600
Technip SA	1,303	136,114
Thales SA	1,328	43,990
Total SA	27,881	1,259,538
Unibail-Rodamco	1,207	222,915
Vallourec SA	1,485	61,011
Veolia Environnement SA	4,777	60,511
Vinci SA	5,937	278,157
Vivendi	16,925	314,970
Wendel SA	431	31,923
Zodiac Aerospace	513	52,253
		10,933,962

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Germany - 7.6%
Adidas AG	2,748	$197,297
Allianz SE	5,969	600,828
Axel Springer AG	519	22,340
BASF SE	12,064	839,172
Bayer AG	10,862	784,049
Bayerische Motoren Werke AG:
Common	4,348	315,371
Preferred	685	33,828
Beiersdorf AG	1,324	85,993
Brenntag AG	608	67,331
Celesio AG	1,117	18,258
Commerzbank AG*	47,761	81,214
Continental AG	1,050	87,617
Daimler AG	11,905	535,965
Deutsche Bank AG	12,209	444,171
Deutsche Boerse AG	2,561	138,365
Deutsche Lufthansa AG	3,007	34,842
Deutsche Post AG	11,116	197,079
Deutsche Telekom AG	36,894	405,152
E.ON AG	23,655	510,063
Fraport AG Frankfurt Airport Services Worldwide	482	25,978
Fresenius Medical Care AG & Co. KGaA	2,755	195,204
Fresenius SE & Co. KGaA	1,628	168,989
GEA Group AG	2,293	60,947
Hannover Rueckversicherung AG	792	47,076
HeidelbergCement AG	1,847	88,759
Henkel AG & Co. KGaA:
Common	1,706	94,638
Preferred	2,340	155,563
Hochtief AG*	556	26,954
Hugo Boss AG	272	26,931
Infineon Technologies AG	14,274	96,884
K+S AG	2,262	103,313
Kabel Deutschland Holding AG*	1,182	73,635
Lanxess AG	1,092	68,953
Linde AG	2,242	349,568
MAN SE	833	85,222
Merck KGAA	848	84,710
Metro AG	1,702	49,699
Muenchener Rueckversicherungs AG	2,355	332,608
Porsche Automobil Holding SE, Preferred	2,011	100,242
ProSiebenSat.1 Media AG, Preferred	1,005	22,458
RWE AG:
Common	6,428	263,040
Preferred	512	18,975
Salzgitter AG	513	21,110
SAP AG	12,085	714,395
Siemens AG	10,807	909,345
Suedzucker AG	870	30,807
ThyssenKrupp AG	5,068	82,649
United Internet AG	1,412	24,264

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Germany - Cont’d
Volkswagen AG:
Common	387	$58,448
Preferred	1,899	301,391
Wacker Chemie AG	205	14,105
		10,095,795

Greece - 0.0%
Coca Cola Hellenic Bottling Co. SA*	2,407	42,745
OPAP SA	2,933	18,476
		61,221

Hong Kong - 3.0%
AIA Group Ltd.	134,096	462,398
ASM Pacific Technology Ltd.	2,601	33,188
Bank of East Asia Ltd	20,452	73,661
BOC Hong Kong Holdings Ltd.	48,606	149,601
Cathay Pacific Airways Ltd.	15,501	25,116
Cheung Kong Holdings Ltd.	18,253	225,578
Cheung Kong Infrastructure Holdings Ltd.	6,143	36,890
CLP Holdings Ltd.	25,283	214,900
First Pacific Co. Ltd	27,850	29,019
Foxconn International Holdings Ltd.*	28,469	10,385
Galaxy Entertainment Group Ltd.*	16,447	41,272
Genting Singapore plc	80,085	89,829
Hang Lung Group Ltd	11,512	70,955
Hang Lung Properties Ltd.	32,310	109,994
Hang Seng Bank Ltd	10,044	137,142
Henderson Land Development Co. Ltd	12,446	69,316
Hong Kong & China Gas Co. Ltd.	68,490	145,505
Hong Kong Exchanges and Clearing Ltd.	13,475	193,140
Hopewell Holdings	7,476	21,292
Hutchison Whampoa Ltd.	27,999	242,182
Hysan Development Co. Ltd.	8,352	31,771
Kerry Properties Ltd	9,446	40,234
Li & Fung Ltd.	74,498	144,377
Lifestyle International Holdings Ltd.	7,672	16,848
Link REIT	29,547	120,621
MGM China Holdings Ltd.	9,982	15,354
MTR Corp. Ltd.	18,995	65,011
New World Development Co. Ltd.	47,169	55,630
Noble Group Ltd	50,628	45,179
NWS Holdings Ltd	17,805	25,882
Orient Overseas International Ltd	2,876	14,113
PCCW Ltd.	52,537	19,235
Power Assets Holdings Ltd.	18,221	136,705
Sands China Ltd.	31,718	101,613
Shangri-La Asia Ltd.	18,506	35,303
Sino Land Co	38,675	58,612
SJM Holdings Ltd.	21,758	40,487
Sun Hung Kai Properties Ltd	18,566	220,209
Swire Pacific Ltd.	9,515	110,874
Wharf Holdings Ltd.	19,894	110,742
Wheelock & Co. Ltd.	12,009	45,401
Wing Hang Bank Ltd.	2,354	22,754

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Hong Kong - Cont’d
Wynn Macau Ltd	20,441	$48,176
Yue Yuen Industrial Holdings Ltd.	9,746	30,428
		3,936,922

Ireland - 0.4%
CRH plc	9,443	181,728
Elan Corp. plc*	6,577	95,974
Experian plc	13,199	186,737
Kerry Group plc	1,844	80,809
Ryanair Holdings plc*	2,499	12,733
		557,981

Israel - 0.6%
Bank Hapoalim BM	13,896	43,093
Bank Leumi Le-Israel BM*	15,484	37,789
Bezeq Israeli Telecommunication Corp. Ltd.	23,162	24,530
Delek Group Ltd.	59	8,721
Elbit Systems Ltd.	309	10,702
Israel Chemicals Ltd	5,840	64,529
Israel Corp. Ltd	30	16,905
Mizrahi Tefahot Bank Ltd.*	1,623	12,654
NICE Systems Ltd.*	792	28,939
Teva Pharmaceutical Industries Ltd.	12,365	487,803
		735,665

Italy - 2.0%
Assicurazioni Generali SpA	15,337	208,346
Atlantia SpA	4,345	55,552
Autogrill SpA	1,503	13,664
Banca Monte dei Paschi di Siena SpA*	64,097	16,097
Banco Popolare SC*	23,164	31,170
Enel Green Power SpA	22,986	36,481
Enel SpA	86,459	279,296
ENI SpA	31,566	674,353
Exor SpA	842	18,151
Fiat Industrial SpA	10,043	99,070
Fiat SpA*	10,046	50,886
Finmeccanica SpA*	5,315	21,516
Intesa Sanpaolo SpA	132,347	189,491
Intesa Sanpaolo SpA-RSP	12,248	14,038
Luxottica Group SpA	1,533	53,808
Mediaset SpA	9,309	16,303
Mediobanca SpA	6,786	30,082
Pirelli & C. SpA	3,124	32,988
Prysmian SpA	2,675	40,052
Saipem SpA	3,477	155,009
Snam SpA	21,108	94,196
Telecom Italia SpA	123,362	121,690
Telecom Italia SpA - RSP	79,153	63,736
Terna Rete Elettrica Nazionale SpA	15,840	57,132
UniCredit SpA*	53,165	201,663
Unione di Banche Italiane SCPA	10,660	35,024
		2,609,794

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Japan - 21.0%
ABC-Mart, Inc	346	$12,950
Advantest Corp.	1,965	30,773
Aeon Co. Ltd.	7,885	98,428
Aeon Credit Service Co. Ltd.	1,030	19,127
Aeon Mall Co. Ltd	951	20,257
Air Water, Inc	1,932	23,402
Aisin Seiki Co. Ltd	2,515	83,813
Ajinomoto Co., Inc	8,472	117,947
Alfresa Holdings Corp.	511	27,124
All Nippon Airways Co. Ltd.	10,944	31,081
Amada Co. Ltd.	4,687	27,840
Aozora Bank Ltd.	7,586	18,132
Asahi Glass Co. Ltd.	13,249	89,306
Asahi Group Holdings Ltd	5,081	109,285
Asahi Kasei Corp	16,581	90,083
Asics Corp	1,969	25,053
Astellas Pharma, Inc	5,839	255,415
Bank of Kyoto Ltd.	4,233	32,109
Benesse Holdings, Inc.	889	39,803
Bridgestone Corp.	8,544	196,262
Brother Industries Ltd	3,098	35,506
Canon, Inc	14,891	597,136
Casio Computer Co. Ltd.	3,115	20,454
Central Japan Railway Co.	19	150,374
Chiba Bank Ltd.	9,998	60,134
Chiyoda Corp.	2,051	25,163
Chubu Electric Power Co., Inc.	8,960	145,683
Chugai Pharmaceutical Co. Ltd.	2,940	55,741
Chugoku Bank Ltd.	2,278	29,725
Chugoku Electric Power Co., Inc.	3,899	64,288
Citizen Holdings Co. Ltd.	3,451	20,285
Coca-Cola West Co. Ltd	802	14,005
Cosmo Oil Co. Ltd	7,794	19,848
Credit Saison Co. Ltd.	1,948	43,289
Dai Nippon Printing Co. Ltd.	7,360	57,710
Daicel Corp.	3,834	23,581
Daido Steel Co. Ltd.	3,709	23,132
Daihatsu Motor Co. Ltd.	2,524	44,280
Dai-ichi Life Insurance Co. Ltd.	118	136,888
Daiichi Sankyo Co. Ltd.	8,847	149,172
Daikin Industries Ltd	3,080	86,605
Dainippon Sumitomo Pharma Co. Ltd	2,090	21,348
Daito Trust Construction Co. Ltd	952	90,438
Daiwa House Industry Co. Ltd	6,304	89,625
Daiwa Securities Group, Inc.	21,829	82,305
Dena Co. Ltd	1,287	34,213
Denki Kagaku Kogyo KK	6,311	22,058
Denso Corp.	6,386	217,750
Dentsu, Inc.	2,375	70,360
East Japan Railway Co.	4,465	280,735
Eisai Co. Ltd	3,311	145,575
Electric Power Development Co. Ltd	1,531	40,210

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Japan - Cont’d
FamilyMart Co. Ltd	834	$38,242
FANUC Corp	2,516	413,967
Fast Retailing Co. Ltd	696	139,921
Fuji Electric Co. Ltd.	7,353	17,985
Fuji Heavy Industries Ltd.	7,712	62,340
FUJIFILM Holdings Corp	6,083	115,167
Fujitsu Ltd.	24,470	117,422
Fukuoka Financial Group, Inc.	10,163	39,770
Furukawa Electric Co. Ltd.	8,353	19,820
Gree, Inc.	1,216	24,471
GS Yuasa Corp.	4,617	21,134
Gunma Bank Ltd.	5,084	24,084
Hachijuni Bank Ltd.	5,475	28,526
Hakuhodo DY Holdings, Inc	306	20,290
Hamamatsu Photonics KK	880	29,841
Hankyu Hanshin Holdings, Inc	15,030	76,008
Hino Motors Ltd.	3,396	24,577
Hirose Electric Co. Ltd.	420	41,587
Hisamitsu Pharmaceutical Co., Inc.	812	40,051
Hitachi Chemical Co. Ltd.	1,368	21,469
Hitachi Construction Machinery Co. Ltd	1,412	26,620
Hitachi High-Technologies Corp	814	20,088
Hitachi Ltd.	59,372	365,671
Hitachi Metals Ltd	2,166	25,843
Hokkaido Electric Power Co., Inc.	2,403	31,103
Hokuriku Electric Power Co	2,210	34,444
Honda Motor Co. Ltd.	21,413	746,989
HOYA Corp.	5,713	126,061
Hulic Co. Ltd.*	3,139	17,185
Ibiden Co. Ltd.	1,585	28,666
Idemitsu Kosan Co. Ltd	288	25,791
IHI Corp.	17,342	37,065
INPEX Corp	28	157,203
Isetan Mitsukoshi Holdings Ltd	4,925	52,318
Isuzu Motors Ltd.	15,601	83,528
ITOCHU Corp.	19,776	207,822
Itochu Techno-Solutions Corp.	369	17,877
Iyo Bank Ltd	3,189	25,488
J Front Retailing Co. Ltd	6,339	31,895
Japan Petroleum Exploration Co.	375	14,299
Japan Prime Realty Investment Corp.	8	22,568
Japan Real Estate Investment Corp.	7	64,449
Japan Retail Fund Investment Corp	24	38,110
Japan Steel Works Ltd.	4,147	22,921
Japan Tobacco, Inc.	11,800	350,180
JFE Holdings, Inc.	6,053	101,358
JGC Corp.	2,722	78,897
Joyo Bank Ltd	8,577	39,105
JS Group Corp	3,495	74,045
JSR Corp.	2,352	40,862
JTEKT Corp	2,921	30,214
Jupiter Telecommunications Co. Ltd	22	22,490

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 16

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Japan - Cont’d
JX Holdings, Inc.	29,500	$151,760
Kajima Corp.	11,110	32,645
Kamigumi Co. Ltd	3,243	25,922
Kaneka Corp	3,677	20,373
Kansai Electric Power Co., Inc	9,864	118,337
Kansai Paint Co. Ltd	2,864	30,713
Kao Corp.	6,911	190,880
Kawasaki Heavy Industries Ltd.	18,666	51,144
Kawasaki Kisen Kaisha Ltd.*	9,550	18,931
KDDI Corp.	38	245,466
Keikyu Corp.	6,157	56,103
Keio Corp.	7,598	55,164
Keisei Electric Railway Co. Ltd	3,623	30,637
Keyence Corp.	598	148,109
Kikkoman Corp.	2,072	25,661
Kinden Corp	1,747	11,486
Kintetsu Corp.	21,351	85,261
Kirin Holdings Co. Ltd.	10,774	127,163
Kobe Steel Ltd.	32,733	39,377
Koito Manufacturing Co. Ltd.	1,267	17,769
Komatsu Ltd.	12,462	299,119
Konami Corp	1,225	27,863
Konica Minolta Holdings, Inc.	6,285	49,602
Kubota Corp	15,201	140,488
Kuraray Co. Ltd	4,526	58,671
Kurita Water Industries Ltd.	1,482	34,316
Kyocera Corp	2,010	173,808
Kyowa Hakko Kirin Co. Ltd.	3,407	35,055
Kyushu Electric Power Co., Inc.	5,294	62,893
Lawson, Inc	790	55,350
Mabuchi Motor Co. Ltd.	314	12,531
Makita Corp.	1,471	51,793
Marubeni Corp.	21,686	144,544
Marui Group Co. Ltd.	2,929	22,386
Maruichi Steel Tube Ltd	617	13,293
Mazda Motor Corp.*	34,047	46,281
McDonald’s Holdings Company (Japan), Ltd.	873	24,599
Medipal Holdings Corp.	1,927	27,305
MEIJI Holdings Co. Ltd	902	41,467
Miraca Holdings, Inc.	730	30,397
Mitsubishi Chemical Holdings Corp.	17,806	78,532
Mitsubishi Corp	18,461	373,331
Mitsubishi Electric Corp.	25,383	211,861
Mitsubishi Estate Co. Ltd.	16,436	295,272
Mitsubishi Gas Chemical Co., Inc.	5,080	28,914
Mitsubishi Heavy Industries Ltd.	39,881	162,171
Mitsubishi Logistics Corp.	1,501	15,865
Mitsubishi Materials Corp.	14,680	42,561
Mitsubishi Motors Corp.*	50,919	51,311
Mitsubishi Tanabe Pharma Corp.	2,949	42,435
Mitsubishi UFJ Financial Group, Inc.	167,328	801,951
Mitsubishi UFJ Lease & Finance Co. Ltd	764	31,876

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Japan - Cont’d
Mitsui & Co. Ltd.	22,824	$339,122
Mitsui Chemicals, Inc.	10,739	26,949
Mitsui Fudosan Co. Ltd	10,998	213,655
Mitsui OSK Lines Ltd.	15,052	54,297
Mizuho Financial Group, Inc.	299,702	508,076
MS&AD Insurance Group Holdings	7,486	131,219
Murata Manufacturing Co. Ltd.	2,662	139,845
Nabtesco Corp.	1,253	27,899
Namco Bandai Holdings, Inc	2,567	35,335
NEC Corp.*	34,585	53,758
Nexon Co. Ltd.*	1,396	27,350
NGK Insulators Ltd	3,325	36,752
NGK Spark Plug Co. Ltd.	2,055	27,171
NHK Spring Co. Ltd	2,083	22,461
Nidec Corp.	1,429	108,524
Nikon Corp.	4,475	136,143
Nintendo Co. Ltd.	1,302	152,142
Nippon Building Fund, Inc.	7	67,879
Nippon Electric Glass Co. Ltd	5,228	31,139
Nippon Express Co. Ltd.	11,162	46,144
Nippon Meat Packers, Inc.	2,250	29,840
Nippon Paper Group, Inc	1,297	20,620
Nippon Steel Corp	67,057	152,168
Nippon Telegraph & Telephone Corp.	5,735	266,844
Nippon Yusen KK	20,103	53,466
Nishi-Nippon City Bank Ltd	8,895	21,707
Nissan Motor Co. Ltd.	32,659	309,749
Nisshin Seifun Group, Inc.	2,477	29,037
Nisshin Steel Co. Ltd	9,144	12,857
Nissin Foods Holdings Co. Ltd.	771	29,418
Nitori Holdings Co. Ltd.	488	46,276
Nitto Denko Corp.	2,168	92,599
NKSJ Holdings, Inc	4,910	104,800
NOK Corp.	1,364	29,088
Nomura Holdings, Inc	47,699	178,391
Nomura Real Estate Holdings, Inc.	1,250	22,921
Nomura Real Estate Office Fund, Inc	3	16,963
Nomura Research Institute Ltd	1,329	29,334
NSK Ltd.	5,792	37,446
NTN Corp.	6,294	19,794
NTT Data Corp.	16	49,200
NTT DoCoMo, Inc.	200	333,315
NTT Urban Development Corp	15	12,138
Obayashi Corp	8,529	37,427
Odakyu Electric Railway Co. Ltd.	8,228	81,980
OJI Paper Co. Ltd.	11,184	43,007
Olympus Corp.*	2,850	46,290
Omron Corp	2,669	56,436
Ono Pharmaceutical Co. Ltd.	1,083	68,218
Oracle Corp. Japan	500	21,551
Oriental Land Co. Ltd.	656	75,133
ORIX Corp	1,375	128,167

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 18

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Japan - Cont’d
Osaka Gas Co. Ltd	24,629	$103,383
Otsuka Corp.	207	17,784
Otsuka Holdings Co. Ltd.	4,749	145,721
Panasonic Corp	28,999	236,206
Rakuten, Inc.	9,500	98,522
Resona Holdings, Inc	24,775	102,403
Ricoh Co. Ltd.	8,806	74,445
Rinnai Corp.	427	29,462
Rohm Co. Ltd.	1,266	48,767
Sankyo Co. Ltd	705	34,447
Sanrio Co. Ltd.	584	21,316
Santen Pharmaceutical Co. Ltd	972	39,921
SBI Holdings, Inc.	293	21,760
Secom Co. Ltd.	2,757	126,737
Sega Sammy Holdings, Inc.	2,797	56,969
Seiko Epson Corp.	1,706	17,318
Sekisui Chemical Co. Ltd.	5,669	52,867
Sekisui House Ltd.	7,557	71,426
Seven & I Holdings Co. Ltd	9,896	298,609
Seven Bank Ltd	7,821	20,098
Sharp Corp.	13,130	66,748
Shikoku Electric Power Co., Inc.	2,396	50,950
Shimadzu Corp.	3,111	26,883
Shimamura Co. Ltd.	290	33,593
Shimano, Inc	985	64,522
Shimizu Corp	7,767	26,997
Shin-Etsu Chemical Co. Ltd.	5,391	297,022
Shinsei Bank Ltd	18,063	21,948
Shionogi & Co. Ltd.	3,920	53,383
Shiseido Co. Ltd.	4,728	74,647
Shizuoka Bank Ltd	7,649	78,766
Showa Denko KK	19,664	38,271
Showa Shell Sekiyu KK	2,474	15,173
SMC Corp.	708	122,714
Softbank Corp.	11,640	433,389
Sojitz Corp	16,438	27,238
Sony Corp	13,196	188,058
Sony Financial Holdings, Inc	2,285	37,431
Square Enix Holdings Co. Ltd	833	13,154
Stanley Electric Co. Ltd.	1,891	29,232
Sumco Corp.*	1,523	13,841
Sumitomo Chemical Co. Ltd	20,657	63,619
Sumitomo Corp.	14,784	207,134
Sumitomo Electric Industries Ltd.	9,907	123,350
Sumitomo Heavy Industries Ltd.	7,264	32,663
Sumitomo Metal Industries Ltd.	44,188	72,844
Sumitomo Metal Mining Co. Ltd	6,875	77,492
Sumitomo Mitsui Financial Group, Inc	17,645	582,927
Sumitomo Mitsui Trust Holdings, Inc.	40,917	122,415
Sumitomo Realty & Development Co. Ltd.	4,690	115,563
Sumitomo Rubber Industries, Inc.	2,245	29,291
Suruga Bank Ltd.	2,373	24,340
Suzuken Co. Ltd.	925	31,243

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Japan - Cont’d
Suzuki Motor Corp	4,421	$90,751
Sysmex Corp.	946	37,440
T&D Holdings, Inc	7,608	81,259
Taiheiyo Cement Corp.	14,632	33,622
Taisei Corp.	13,479	36,161
Taisho Pharmaceutical Holdings Co. Ltd.	473	40,044
Taiyo Nippon Sanso Corp.	3,441	20,132
Takashimaya Co. Ltd	3,476	26,727
Takeda Pharmaceutical Co. Ltd.	10,372	471,353
TDK Corp.	1,617	65,727
Teijin Ltd	12,288	37,441
Terumo Corp	2,244	92,324
The Bank of Yokohama Ltd	16,090	76,105
THK Co. Ltd	1,582	30,010
Tobu Railway Co. Ltd.	13,420	70,793
Toho Co. Ltd	1,489	25,757
Toho Gas Co. Ltd	5,378	33,449
Tohoku Electric Power Co., Inc.*	5,944	59,805
Tokio Marine Holdings, Inc.	9,510	239,463
Tokyo Electric Power Co., Inc.*	18,997	36,771
Tokyo Electron Ltd	2,253	105,517
Tokyo Gas Co. Ltd.	32,327	165,334
Tokyu Corp.	14,936	70,405
Tokyu Land Corp.	5,604	27,859
TonenGeneral Sekiyu KK	3,711	32,987
Toppan Printing Co. Ltd.	7,349	49,200
Toray Industries, Inc	19,286	131,725
Toshiba Corp	52,878	200,978
Tosoh Corp.	6,711	18,250
TOTO Ltd.	3,905	29,204
Toyo Seikan Kaisha Ltd.	1,991	24,158
Toyo Suisan Kaisha Ltd.	1,165	31,144
Toyoda Gosei Co. Ltd.	853	19,639
Toyota Boshoku Corp.	862	10,476
Toyota Industries Corp	2,353	67,323
Toyota Motor Corp.	36,231	1,462,415
Toyota Tsusho Corp	2,790	53,293
Trend Micro, Inc.	1,382	40,861
Tsumura & Co.	790	20,935
Ube Industries Ltd.	13,255	30,808
Unicharm Corp.	1,495	85,288
Ushio, Inc.	1,375	17,025
USS Co. Ltd.	288	31,154
West Japan Railway Co	2,232	92,065
Yahoo! Japan Corp	191	61,902
Yakult Honsha Co. Ltd	1,270	49,791
Yamada Denki Co. Ltd.	1,079	55,152
Yamaguchi Financial Group, Inc.	2,777	24,513
Yamaha Corp.	2,072	21,352
Yamaha Motor Co. Ltd	3,675	35,111
Yamato Holdings Co. Ltd	5,225	84,247
Yamato Kogyo Co. Ltd.	551	15,376

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 20

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Japan - Cont’d
Yamazaki Baking Co. Ltd.	1,591	$20,863
Yaskawa Electric Corp	2,817	21,409
Yokogawa Electric Corp	2,822	29,170
		27,793,480

Luxembourg - 0.4%
ArcelorMittal	11,276	174,371
Millicom International Cellular SA (SDR)	1,002	94,601
SES SA (FDR)	3,936	93,172
Tenaris SA	6,202	108,547
		470,691

Netherlands - 4.8%
Aegon NV	22,575	105,264
Akzo Nobel NV	3,082	145,126
ASML Holding NV	5,665	288,970
Corio NV	798	35,185
DE Master Blenders 1753 NV*	7,746	87,518
Delta Lloyd NV	1,344	18,682
European Aeronautic Defence and Space Co. NV	5,386	191,198
Fugro NV (CVA)	908	55,231
Gemalto NV	1,040	74,870
Heineken Holding NV	1,513	67,788
Heineken NV	3,404	177,990
ING Groep NV (CVA)*	50,310	339,782
James Hardie Industries NV (CDI)	5,723	46,887
Koninklijke Ahold NV	15,261	189,299
Koninklijke Boskalis Westminster NV	928	30,656
Koninklijke DSM NV	2,025	100,011
Koninklijke KPN NV	19,407	186,021
Koninklijke Philips Electronics NV	13,252	262,309
Koninklijke Vopak NV	923	59,250
QIAGEN NV*	3,075	51,400
Randstad Holding NV	1,571	46,442
Reed Elsevier NV	9,035	103,460
Royal Dutch Shell plc:
Series A	47,828	1,613,616
Series B	34,968	1,222,261
SBM Offshore NV*	2,251	31,272
TNT Express NV	4,637	54,299
Unilever NV (CVA)	21,396	716,868
Wolters Kluwer NV	3,962	63,138
		6,364,793

New Zealand - 0.1%
Auckland International Airport Ltd.	12,169	23,940
Contact Energy Ltd.*	4,748	18,432
Fletcher Building Ltd.	8,941	42,402
SKYCITY Entertainment Group Ltd	7,578	20,746
Telecom Corp. of New Zealand Ltd.	25,281	48,678
		154,198

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 21

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Norway - 0.8%
Aker Solutions ASA	2,159	$30,701
DnB ASA	12,836	127,533
Gjensidige Forsikring ASA	2,627	30,525
Norsk Hydro ASA	12,229	55,122
Orkla ASA	10,136	73,478
Seadrill Ltd.	4,314	153,814
StatoilHydro ASA	14,659	350,079
Telenor ASA	9,505	158,318
Veripos, Inc. (b)*	369	991
Yara International ASA	2,455	107,376
		1,087,937

Portugal - 0.2%
Banco Espirito Santo SA*	26,391	18,041
Cimpor Cimentos de Portugal SGPS SA*	2,648	10,338
Energias de Portugal SA	25,068	59,281
Galp Energia SGPS SA, B Shares	3,038	38,572
Jeronimo Martins SGPS SA	2,893	48,868
Portugal Telecom SGPS SA	8,831	38,853
		213,953

Singapore - 1.7%
Ascendas Real Estate Investment Trust	24,964	42,601
CapitaLand Ltd	33,647	72,597
CapitaMall Trust	28,417	43,024
CapitaMalls Asia Ltd	17,860	22,261
City Developments Ltd	6,569	58,676
ComfortDelgro Corp. Ltd.	24,714	30,268
Cosco Corp. Singapore Ltd	13,235	10,382
DBS Group Holdings Ltd	23,153	255,432
Fraser and Neave Ltd.	12,067	67,214
Global Logistic Properties Ltd.*	24,145	40,203
Golden Agri-Resources Ltd.	87,693	46,855
Hutchison Port Holdings Trust	68,635	49,066
Jardine Cycle & Carriage Ltd	1,401	51,664
Keppel Corp. Ltd	18,742	153,495
Keppel Land Ltd.	9,785	25,137
Neptune Orient Lines Ltd.*	11,884	10,485
Olam International Ltd	19,248	27,995
Oversea-Chinese Banking Corp. Ltd	33,898	236,686
SembCorp Industries Ltd	12,924	52,810
SembCorp Marine Ltd	10,955	41,807
Singapore Airlines Ltd	7,092	58,271
Singapore Exchange Ltd	11,260	56,497
Singapore Press Holdings Ltd.	20,112	62,071
Singapore Technologies Engineering Ltd.	20,072	49,507
Singapore Telecommunications Ltd	104,695	273,620
StarHub Ltd	7,894	21,393
United Overseas Bank Ltd.	16,529	245,504
UOL Group Ltd.	6,054	23,721
Wilmar International Ltd	25,224	72,478
Yangzijiang Shipbuilding Holdings Ltd.	25,200	20,208
		2,221,928

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 22

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Spain - 2.6%
Abertis Infraestructuras SA	5,096	$69,070
Acciona SA	333	19,905
Acerinox SA	1,309	14,721
ACS Actividades de Construccion y Servicios SA	1,859	39,893
Amadeus IT Holding SA	4,115	87,233
Banco Bilbao Vizcaya Argentaria SA	61,183	441,420
Banco de Sabadell SA	28,229	55,155
Banco Popular Espanol SA	13,553	30,758
Banco Santander SA	122,619	819,787
Bankia SA*	11,378	13,380
CaixaBank	10,088	33,031
Distribuidora Internacional de Alimentacion SA*	7,584	35,681
Enagas SA	2,351	42,945
Ferrovial SA	4,817	54,368
Gas Natural SDG SA	4,559	58,624
Grifols SA*	1,819	46,186
Iberdrola SA	50,223	238,045
Inditex SA	2,865	296,630
International Consolidated Airlines Group SA, OTC*	12,185	30,653
Mapfre SA	10,112	20,633
Red Electrica de Espana SA	1,421	62,033
Repsol YPF SA:
Common	10,423	167,755
Rights*	10,423	7,315
Telefonica SA	53,953	712,535
Zardoya Otis SA	1,927	21,465
		3,419,221

Sweden - 3.0%
Alfa Laval AB	4,407	75,780
Assa Abloy AB, Series B	4,126	115,454
Atlas Copco AB:
Series A	8,820	190,566
Series B	5,125	98,056
Boliden AB	3,592	50,280
Electrolux AB, Series B	3,159	63,117
Elekta AB, Series B	1,196	54,580
Getinge AB, Series B	2,628	65,169
Hennes & Mauritz AB, B Shares	13,430	483,179
Hexagon AB, B Shares	3,328	57,430
Holmen AB, Series B	693	18,879
Husqvarna AB, Series B	5,869	27,803
Industrivarden AB, C Shares	1,546	19,970
Investment AB Kinnevik, Series B	2,701	54,287
Investor AB, Series B	5,982	114,525
Lundin Petroleum AB*	2,923	54,873
Modern Times Group AB, Series B	639	29,676
Nordea Bank AB	34,554	299,357

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 23

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Sweden - Cont’d
Ratos AB, Series B	2,516	$23,947
Sandvik AB	13,192	169,954
Scania AB, Series B	4,203	72,219
Securitas AB, Series B	4,112	32,011
Skandinaviska Enskilda Banken AB	18,527	120,850
Skanska AB, Series B	5,253	80,620
SKF AB, Series B	5,146	101,878
SSAB AB	2,055	17,112
Svenska Cellulosa AB, Series B	7,593	114,113
Svenska Handelsbanken AB	6,434	212,238
Swedbank AB	10,776	170,525
Swedish Match AB	2,797	112,958
Tele2 AB, Series B	4,169	64,658
Telefonaktiebolaget LM Ericsson, Series B	39,557	361,202
TeliaSonera AB	28,438	182,054
Volvo AB, Series B	18,279	209,542
		3,918,862

Switzerland - 8.5%
ABB Ltd.*	28,793	470,230
Actelion Ltd.*	1,455	59,801
Adecco SA*	1,740	77,486
Aryzta AG*	1,145	56,940
Baloise Holding AG	623	41,156
Banque Cantonale Vaudoise	39	20,701
Barry Callebaut AG*	23	20,908
Compagnie Financiere Richemont SA	6,856	376,519
Credit Suisse Group AG*	14,986	273,964
GAM Holding AG*	2,578	28,720
Geberit AG*	514	101,458
Givaudan SA*	109	107,131
Glencore International plc	18,186	84,617
Holcim Ltd.*	3,222	178,627
Julius Baer Group Ltd.*	2,714	98,331
Kuehne + Nagel International AG	709	75,096
Lindt & Spruengli AG:
Participation Certificate*	11	34,025
Registered Shares*	1	36,763
Lonza Group AG*	660	27,502
Nestle SA	43,345	2,587,363
Novartis AG	30,654	1,711,050
Pargesa Holding SA	354	21,108
Partners Group Holding AG	175	31,133
Roche Holding AG	9,228	1,594,098
Schindler Holding AG:
Participation Certificates	638	71,396
Registered Shares	282	31,820
SGS SA	71	133,130
Sika AG	26	50,109
Sonova Holding AG*	645	62,283
STMicroelectronics NV	8,372	46,089
Straumann Holding AG	102	14,991

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 24

EQUITY SECURITIES - Cont’d	SHARES	VALUE
Switzerland - Cont’d
Sulzer AG	315	$37,369
Swatch Group AG:
Bearer Shares	405	160,352
Registered Shares	570	39,684
Swiss Life Holding AG*	400	37,772
Swiss Prime Site AG*	607	50,698
Swiss Re AG*	4,535	285,097
Swisscom AG	306	123,096
Syngenta AG	1,242	424,289
Transocean Ltd.	4,543	204,333
UBS AG*	47,803	559,410
Xstrata plc	27,259	344,591
Zurich Insurance Group AG*	1,935	436,873
		11,228,109

United Kingdom - 19.8%
3i Group plc	12,753	39,541
Aberdeen Asset Management plc	9,772	39,859
Admiral Group plc	2,667	49,960
Aggreko plc	3,502	114,092
AMEC plc	4,363	68,967
Anglo American plc	17,382	571,178
Antofagasta plc	5,179	89,021
ARM Holdings plc	17,748	141,551
Associated British Foods plc	4,679	94,289
AstraZeneca plc	17,114	766,150
Aviva plc	38,158	163,585
Babcock International Group plc	4,717	63,214
BAE Systems plc	42,582	192,995
Balfour Beatty plc	9,028	42,354
Barclays plc	152,191	390,174
BG Group plc	44,577	913,793
BHP Billiton plc	27,742	793,427
BP plc	249,085	1,671,468
British American Tobacco plc	25,869	1,318,707
British Land Co. plc	11,092	88,991
British Sky Broadcasting Group plc	14,954	163,459
BT Group plc	102,116	339,026
Bunzl plc	4,342	71,239
Burberry Group plc	5,761	120,354
Capita plc	8,587	88,433
Capital Shopping Centres Group plc	7,345	37,204
Carnival plc	2,374	81,363
Centrica plc	67,947	339,247
Cobham plc	14,167	51,676
Compass Group plc	24,953	262,139
Croda International plc	1,777	63,192
Diageo plc	32,816	845,494
Eurasian Natural Resources Corp	3,382	22,105
Evraz plc	4,388	17,986
Fresnillo plc	2,355	54,130

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 25

EQUITY SECURITIES - Cont’d	SHARES	VALUE
United Kingdom - Cont’d
G4S plc	18,529	$81,156
GKN plc	20,400	58,176
GlaxoSmithKline plc	66,306	1,505,849
Hammerson plc	9,344	65,235
HSBC Holdings plc	234,695	2,072,582
ICAP plc	7,239	38,384
IMI plc	4,217	55,123
Imperial Tobacco Group plc	13,239	510,179
Inmarsat plc	5,884	45,331
Intercontinental Hotels Group plc	3,814	92,316
International Power plc	20,072	133,324
Intertek Group plc	2,103	88,519
Invensys plc	10,667	37,292
Investec plc	7,055	41,248
ITV plc	48,529	58,670
J Sainsbury plc	16,029	76,039
Johnson Matthey plc	2,819	97,895
Kazakhmys plc	2,791	31,821
Kingfisher plc	31,054	140,626
Land Securities Group plc	10,214	118,636
Legal & General Group plc	77,129	154,888
Lloyds TSB Group plc*	541,639	266,824
London Stock Exchange Group plc	1,958	30,893
Lonmin plc	2,129	26,029
Man Group plc	24,268	29,060
Marks & Spencer Group plc	20,824	106,621
Meggitt plc	10,222	62,084
National Grid plc	46,757	495,664
Next plc	2,263	113,649
Old Mutual plc	63,912	152,340
Pearson plc	10,713	213,098
Petrofac Ltd.	3,406	74,575
Prudential plc	33,466	388,344
Randgold Resources Ltd	1,203	108,420
Reckitt Benckiser Group plc	8,134	429,659
Reed Elsevier plc	15,980	128,396
Resolution Ltd.	18,076	55,620
Rexam plc	11,519	76,320
Rio Tinto plc	18,018	861,846
Rolls-Royce Holdings plc*	24,592	332,277
Royal Bank of Scotland Group plc*	23,339	79,241
RSA Insurance Group plc	46,371	78,729
SABMiller plc	12,529	504,028
Sage Group plc	17,286	75,225
Schroders plc	1,484	31,287
Segro plc	9,741	33,256
Serco Group plc	6,526	54,956
Severn Trent plc	3,120	80,933
Shire plc	7,388	212,662
Smith & Nephew plc	11,734	117,641
Smiths Group plc	5,156	82,194

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
United Kingdom - Cont’d
SSE plc	12,325	$269,118
Standard Chartered plc	31,279	682,954
Standard Life plc	30,915	113,550
Subsea 7 SA	3,696	73,279
Tate & Lyle plc	6,141	62,499
Tesco plc	105,312	512,691
The Weir Group plc	2,776	67,056
TUI Travel plc	6,608	17,660
Tullow Oil plc	11,882	274,708
Unilever plc	16,858	567,452
United Utilities Group plc	8,955	94,894
Vedanta Resources plc	1,570	22,651
Vodafone Group plc	660,372	1,858,248
Whitbread plc	2,328	74,403
William Morrison Supermarkets plc	28,493	119,098
Wolseley plc	3,742	140,024
WPP plc	16,572	201,730
		26,127,538

Total Equity Securities (Cost $128,903,008)		127,056,531

EXCHANGE TRADED FUNDS - 2.4%
iShares MSCI EAFE Index Fund	64,704	3,232,612

Total Exchange Traded Funds (Cost $3,151,762)		3,232,612

	PRINCIPAL
TIME DEPOSIT - 0.1%	AMOUNT
State Street Bank Time Deposit, 0.128%, 7/2/12	$159,444	159,444

Total Time Deposit (Cost $159,444)		159,444

TOTAL INVESTMENTS (Cost $132,214,214) - 98.7%		130,448,587
Other assets and liabilities, net - 1.3%		1,677,186
Net assets - 100%		$132,125,773

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NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding with 20,000,000 shares of $0.10 par value shares authorized:
Class I: 1,903,650 shares outstanding	$144,578,546
Class F: 107,740 shares outstanding	6,956,638
Undistributed net investment income	3,068,691
Accumulated net realized gain (loss) on investments and foreign currency transactions	(20,703,517)
Net unrealized appreciation (depreciation) on investments, foreign currencies, and assets and liabilities
denominated in foreign currencies	(1,774,585)

NET ASSETS	$132,125,773

NET ASSET VALUE PER SHARE
Class I (based on net assets of $124,833,907)	$65.58
Class F (based on net assets of $7,291,866)	$67.68

(b) This security was valued by the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
CDI: CHESS Depositary Receipts
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipts
plc: Public Limited Company
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipts

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $282,924)	$3,189,063
Interest income	233
Total investment income	3,189,296

Expenses:
Investment advisory fee	374,555
Transfer agency fees and expenses	3,613
Administrative fees	66,885
Distribution Plan expenses:
Class F	6,866
Directors’ fees and expenses	13,567
Custodian fees	97,497
Reports to shareholders	26,683
Professional fees	12,738
Accounting fees	10,659
Miscellaneous	36,017
Total expenses	649,080
Reimbursement from Advisor:
Class I	(22,450)
Class F	(1,693)
Fees paid indirectly	(25)
Net expenses	624,912

NET INVESTMENT INCOME	2,564,384

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(738,097)
Foreign currency transactions	(35,020)
(773,117)

Change in unrealized appreciation (depreciation) on:
Investments and foreign currencies	2,524,406
Assets and liabilities denominated in foreign currencies	(1,044)
2,523,362

NET REALIZED AND UNREALIZED
GAIN (LOSS)	1,750,245

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,314,629

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2012	2011
Operations:
Net investment income	$2,564,384	$4,341,094
Net realized gain (loss)	(773,117)	(5,006,316)	*
Change in unrealized appreciation or (depreciation)	2,523,362	(20,034,125)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,314,629	(20,699,347)

Distributions to shareholders from:
Net investment income:
Class I shares	—	(3,205,409)
Class F shares	—	(125,473)
Total distributions	—	(3,330,882)

Capital share transactions:
Shares sold:
Class I shares	6,782,493	22,276,052
Class F shares	917,898	1,290,358
Reinvestment of distributions:
Class I shares	—	3,205,409
Class F shares	—	125,473
Shares redeemed:
Class I shares	(8,377,122)	(62,357,527)	**
Class F shares	(269,702)	(1,096,144)
Total capital share transactions	(946,433)	(36,556,379)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,368,196	(60,586,608)

NET ASSETS
Beginning of period	128,757,577	189,344,185
End of period (including undistributed net investment
income of $3,068,691 and $504,307, respectively)	$132,125,773	$128,757,577

* Includes realized loss of $4,263,869 due to an in-kind redemption during the year ended December 31, 2011. See Note F.

** Includes an in-kind redemption in the amount of $23,187,479 during the year ended December 31, 2011. See Note F.

See notes to financial statements.

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	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
CAPITAL SHARE ACTIVITY	2012	2011
Shares sold:
Class I shares	102,376	314,572
Class F shares	13,683	17,293
Reinvestment of distributions:
Class I shares	—	50,831
Class F shares	—	1,926
Shares redeemed:
Class I shares	(123,991)	(876,396)	*
Class F shares	(3,851)	(14,312)
Total capital share activity	(11,783)	(506,086)

* Includes in-kind redemption shares of 353,253 during the year ended December 31, 2011. See Note F.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP EAFE International Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F and Class I shares. Class F shares are subject to Distribution Plan Expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. The Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor’s portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

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The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, securities valued at $2,804 or 0% of net assets were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012:

	VALUATION INPUTS
Investments in Securities	Level 1	Level 2		Level 3	Total
Equity securities*	$497,540	$126,558,991	**	—	$127,056,531
Exchange traded funds	3,232,612	—		—	3,232,612
Other debt obligations	—	159,444		—	159,444
TOTALS	$3,730,152	$126,718,435		—	$130,448,587

*For further breakdown of Equity Securities by country, please refer to the Statement of Net Assets.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

At June 30, 2012, a significant transfer out of Level 1 and into Level 2 occurred. On June 30, 2012, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

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Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .56% of the Portfolio’s average daily net assets. Under the terms of the agreement, $57,324 was payable at period end. In addition, $45,670 was payable at period end for operating expenses paid by the Advisor during June 2012.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2013. The contractual expense caps are 1.19% for Class F and .99% for Class I, respectively. (Prior to May 1, 2012, the expense caps were 1.17% and .97%, respectively.) For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% based on the Portfolio’s average daily net assets. Under the terms of the agreement, $10,237 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay CID for expenses and

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services associated with the distribution of shares. The expenses paid may not exceed .20% annually of the average daily net assets of Class F. Under the terms of the agreement, $1,100 was payable at period end.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $50 for the six months ended June 30, 2012. Under the terms of the agreement, $16 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,246,481 and $7,165,334, respectively.

Capital Loss Carryforward

PRE-ENACTMENT
Expiration Date

31-Dec-15	($186,055)
31-Dec-16	(15,302,273)
31-Dec-17	(15,978)

POST-ENACTMENT

Short-term	—
Long-term	($987,699)

Capital losses may be utilized to offset future capital gains until expiration; however the Portfolio’s use of capital loss carryforwards acquired from CVS Calvert Social International Equity Portfolio may be limited under certain tax provisions. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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As of June 30, 2012, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$13,623,022
Unrealized (depreciation)	(18,747,854)
Net unrealized appreciation/(depreciation)	($5,124,832)

Federal income tax cost of investments	$135,573,419

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2012.

For the six months ended June 30, 2012, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$16,041	1.44%	$1,195,916	May 2012

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

NOTE F — IN-KIND TRANSFER OF SECURITIES

During the year ended December 31, 2011, the Calvert VP EAFE International Index Portfolio redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

		REDEEMED
TRANSACTION DATE	SHARES	VALUE	GAIN (LOSS)
11/9/2011	353,253	$23,187,479	($4,263,869)

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FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31,
Class I shares	2012	(z)	2011 (z)	2010 (z)
Net asset value, beginning	$63.54		$74.78	$70.89
Income from investment operations:
Net investment income	1.27		1.85	1.27
Net realized and unrealized gain (loss)	.77		(11.37)	3.49
Total from investment operations	2.04		(9.52)	4.76
Distributions from:
Net investment income	—		(1.72)	(.87)
Total distributions	—		(1.72)	(.87)
Total increase (decrease) in net asset value	2.04		(11.24)	3.89
Net asset value, ending	$65.58		$63.54	$74.78

Total return*	3.21%		(12.71%)	6.71%
Ratios to average net assets: A
Net investment income	3.85	% (a)	2.53%	1.84%
Total expenses	.96	% (a)	1.00%	1.07%
Expenses before offsets	.92	% (a)	.95%	.95%
Net expenses	.92	% (a)	.95%	.95%
Portfolio turnover	5%		24%	77%
Net assets, ending (in thousands)	$124,834		$122,329	$182,192

			Years Ended
	December 31,		December 31,	December 31,
Class I shares	2009		2008	2007
Net asset value, beginning	$56.55		$104.77	$98.66
Income from investment operations:
Net investment income	1.33		2.17	1.00
Net realized and unrealized gain (loss)	14.41		(45.83)	8.80
Total from investment operations	15.74		(43.66)	9.80
Distributions from:
Net investment income	(1.40)		(2.77)	(1.48)
Net realized gain	—		(1.79)	(2.21)
Total distributions	(1.40)		(4.56)	(3.69)
Total increase (decrease) in net asset value	14.34		(48.22)	6.11
Net asset value, ending	$70.89		$56.55	$104.77

Total return*	27.83%		(42.68%)	10.10%
Ratios to average net assets: A
Net investment income	2.10%		2.51%	1.48%
Total expenses	1.05%		1.22%	1.26%
Expenses before offsets	.95%		.95%	95%
Net expenses	.95%		.95%	95%
Portfolio turnover	29%		47%	48%
Net assets, ending (in thousands)	$81,899		$65,973	$118,631

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31,
Class F shares	2012	(z)	2011 (z)	2010	(z)
Net asset value, beginning	$65.66		$76.90	$73.19
Income from investment operations:
Net investment income	1.23		1.67	1.33
Net realized and unrealized gain (loss)	.79		(11.60)	3.42
Total from investment operations	2.02		(9.93)	4.75
Distributions from:
Net investment income	—		(1.31)	(1.04)
Total distributions	—		(1.31)	(1.04)
Total increase (decrease) in net asset value	2.02		(11.24)	3.71
Net asset value, ending	$67.68		$65.66	$76.90

Total return*	3.08%		(12.90% )	6.50%
Ratios to average net assets: A
Net investment income	3.62%	(a)	2.24%	1.86%
Total expenses	1.22%	(a)	1.25%	1.30%
Expenses before offsets	1.17%	(a)	1.16%	1.15%
Net expenses	1.17%	(a)	1.16%	1.15%
Portfolio turnover	5%		24%	77%
Net assets, ending (in thousands)	$7,292		$6,429	$7,152

			Periods Ended
	December 31,		December 31,	December 31,
Class F shares	2009		2008	2007	^
Net asset value, beginning	$57.91		$104.76	$102.10
Income from investment operations:
Net investment income	.68		1.25	.01
Net realized and unrealized gain (loss)	15.23		(45.05)	2.65
Total from investment operations	15.91		(43.80)	2.66
Distributions from:
Net investment income	(.63)		(1.26)	—
Net realized gain	—		(1.79)	—
Total distributions	(.63)		(3.05)	—
Total increase (decrease) in net asset value	15.28		(46.85)	2.66
Net asset value, ending	$73.19		$57.91	$104.76

Total return*	27.47%		(42.81% )	2.61%
Ratios to average net assets: A
Net investment income	1.67%		1.33%	.25%	(a)
Total expenses	1.42%		1.42%	1.46%	(a)
Expenses before offsets	1.15%		1.15%	1.15%	(a)
Net expenses	1.15%		1.15%	1.15%	(a)
Portfolio turnover	29%		47%	48%
Net assets, ending (in thousands)	$4,943		$1,324	$1

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year.

^ From December 17, 2007 inception.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Barclays Capital Aggregate Bond Index Portfolio

Semi-Annual Report

June 30, 2012

Calvert INVESTMENTS

CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO

Portfolio within Calvert Variable Products, Inc.

Managed by Summit Investment Advisors, Inc., Subadvisor

Performance

The six-month reporting period ended June 30, 2012 was roughly divided into two phases. The first, from January through mid-March, featured rising interest rates and improving U.S. economic data. On average, 226,000 new jobs were added each month during the first quarter of 2012, compared with a monthly average of 164,000 jobs for the last quarter of 2011. The unemployment rate fell from 8.5% in December to 8.1% in April.

Improvements such as these prompted market participants to speculate about an earlier-than-expected end to the Federal Reserve (Fed) easing cycle, driving market interest rates up. In fact, the benchmark 10-year Treasury note yield steadily rotated around the 2% level for a number of months before reaching nearly 2.4% in mid-March.

However, troubles in the euro area returned to the fore in early April, dominating the direction of the financial markets. Political turmoil and another failed bailout in Greece led officials to talk openly for the first time about the possibility of Greece exiting from the euro. Spain’s deterioration in bank capital and funding access was another enormous problem, as well as government bond yields in Spain and Italy spiking into the danger zone.

On the other hand, yields of safe-haven government bonds, such as German bunds and U.S. Treasuries, plunged to record or near-record lows as investors once again sought refuge from the storm. In June, Spain requested a European Union (EU) bailout to recapitalize its banks without requiring more sovereign borrowing. The EU subsequently released a statement outlining its next steps for

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.12)
Six month*	2.49%
One year	8.24%
Five year	6.95%
Since inception (3/31/2003)	4.98%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/ institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.50%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

*Total Return is not annualized for periods of less than one year.

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resolving the currency union crisis. This temporarily calmed the markets, but this cycle looks likely to repeat again later this year.

U.S. economic data also started to soften in the second quarter of 2012. Payroll growth for the second quarter of 2012 decelerated to a monthly pace of just 75,000 jobs. The decline in the unemployment rate stalled. Investors began to consider the odds of extreme federal fiscal tightening in 2013 depending on the outcome of the presidential and congressional elections—the so-called “fiscal cliff” of coinciding tax increases and spending cuts that will be effective on January 1, 2013 unless the federal government takes action.

China’s economic growth measurements retreated as well. By the end of June, a number of advanced and emerging economy central banks had eased monetary policy. This included the Fed, which extended the “operation twist” program for another six months and signaled a willingness to take more easing measures if needed.

Over the reporting period, the yield on the 10-year Treasury note fell 0.25 percentage points to 1.64%. Taxable and tax-exempt money market rates were little changed, pinned down by the Fed’s near-zero interest rate monetary policy. Yield curves flattened in major bond market sectors, including municipal bonds. In fact, longer-term municipal bond yields declined while the Barclays Municipal Bond index gained 3.66%.

% of Total
ECONOMIC SECTORS	Investments

Asset Backed Securities	0.1%
Basic Materials	1.3%
Communications	1.3%
Consumer, Cyclical	2.2%
Consumer, Non-cyclical	1.9%
Energy	2.0%
Financials	6.6%
Government	46.2%
Industrials	3.1%
Mortgage Securities	33.4%
Technology	0.2%
Time Deposit	0.1%
Utilities	1.6%
Total	100%

Outlook

In broad strokes, the first half of 2012 followed a pattern similar to the prior two years. Initially better economic data pushed interest rates higher, only to have rates fall later on heightened euro turmoil and evidence of slowing economic growth. Looking ahead, we continue to expect bouts of financial market volatility. The euro-area crisis is on a long-term timeline.

Relatively speaking, the United States has fared better than most of the rest of the world and the housing market has shown signs of bottoming. However, the labor market remains weak and is a top concern for Fed leadership. We expect headline and core inflation rates to remain low. With the Fed ready to ease policy later this year if needed, we expect interest rates to remain very low as well unless there is an abrupt and sustained change in U.S. growth and euro rescue prospects.

Calvert Investment Management, Inc.
July 2012

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/12	6/30/12	1/1/12 - 6/30/12

Actual	$1,000.00	$1,024.86	$2.45

Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.44	$2.45

* Expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2012

	PRINCIPAL
ASSET-BACKED SECURITIES - 0.1%	AMOUNT	VALUE
Citibank Omni Master Trust, 4.90%, 11/15/18 (e)	$100,000	$109,182
RASC Trust, STEP, 4.61% to 3/25/13, 5.11% thereafter to 6/25/33 (r)	73,034	29,470

Total Asset-Backed Securities (Cost $180,054)		138,652

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.807%, 4/10/49 (r)	550,000	629,622
Bear Stearns Commercial Mortgage Securities, 4.24%, 8/13/39 (r)	35,052	35,123
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	500,000	533,451
3.742%, 11/10/46 (e)	923,500	989,246
Morgan Stanley Capital I, Inc., 3.476%, 6/15/44 (e)	500,000	533,395

Total Commercial Mortgage-Backed Securities (Cost $2,477,863)		2,720,837

CORPORATE BONDS - 20.1%
Alcoa, Inc.:
5.72%, 2/23/19	149,000	157,914
6.15%, 8/15/20	500,000	526,346
American Express Credit Corp., 2.75%, 9/15/15	200,000	208,698
Amgen, Inc., 4.10%, 6/15/21	700,000	750,910
Apache Corp., 5.625%, 1/15/17	100,000	118,131
AstraZeneca plc, 6.45%, 9/15/37	350,000	473,888
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	876,937
Bank of America Corp.:
7.375%, 5/15/14	100,000	107,543
3.75%, 7/12/16	700,000	705,694
5.65%, 5/1/18	250,000	267,323
BB&T Corp., 5.20%, 12/23/15	405,000	445,707
BlackRock, Inc., 3.50%, 12/10/14	100,000	106,072
BorgWarner, Inc., 5.75%, 11/1/16	500,000	568,999
BP Capital Markets plc:
3.625%, 5/8/14	200,000	209,645
4.50%, 10/1/20	400,000	450,334
CA, Inc., 5.375%, 12/1/19	100,000	112,552
Camden Property Trust, 5.875%, 11/30/12	100,000	101,847
Cigna Corp., 4.00%, 2/15/22	300,000	312,861
Cintas Corp. No 2, 3.25%, 6/1/22	200,000	200,497
Citigroup, Inc.:
4.587%, 12/15/15	250,000	261,519
6.125%, 5/15/18	200,000	223,315
4.50%, 1/14/22	250,000	258,214
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	128,810
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	237,856
Deere & Co., 6.55%, 10/1/28	250,000	324,282
Deutsche Bank AG, 4.875%, 5/20/13	150,000	154,439

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	PRINCIPAL
CORPORATE BONDS - Cont’d	AMOUNT	VALUE
DIRECTV Holdings LLC, 5.20%, 3/15/20	$ 1,000,000	$1,106,645
Discovery Communications LLC, 5.05%, 6/1/20	200,000	225,956
Emerson Electric Co., 4.75%, 10/15/15	200,000	223,065
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	226,644
Energizer Holdings, Inc., 4.70%, 5/19/21	700,000	737,869
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	1,033,111
Ensco plc, 4.70%, 3/15/21	700,000	762,467
Florida Gas Transmission Co. LLC, 3.875%, 7/15/22 (e)	600,000	603,151
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	1,000,000	994,491
GATX Corp., 4.85%, 6/1/21	700,000	717,269
General Dynamics Corp., 3.875%, 7/15/21	500,000	561,265
General Electric Capital Corp., 3.75%, 11/14/14	250,000	262,471
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	210,001
5.375%, 3/15/20	150,000	154,413
GTE Corp., 6.94%, 4/15/28	80,000	100,758
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	1,200,000	1,267,373
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	848,611
JPMorgan Chase & Co.:
3.15%, 7/5/16	700,000	719,883
4.35%, 8/15/21	1,000,000	1,055,398
4.50%, 1/24/22	400,000	430,887
Kellogg Co., 3.125%, 5/17/22	500,000	508,291
Kimco Realty Corp., 4.30%, 2/1/18	300,000	316,541
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	600,000	634,369
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	219,110
4.75%, 7/15/20	800,000	853,292
Lockheed Martin Corp.:
5.72%, 6/1/40	154,000	184,878
4.85%, 9/15/41	1,000,000	1,084,423
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	550,317
MDC Holdings, Inc., 5.625%, 2/1/20	200,000	199,442
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	103,307
Morgan Stanley:
2.875%, 7/28/14	250,000	247,618
5.95%, 12/28/17	250,000	256,790
National City Bank, 4.625%, 5/1/13	500,000	514,671
Northern Trust Corp.:
5.50%, 8/15/13	100,000	105,330
3.45%, 11/4/20	100,000	107,180
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	539,135
Oracle Corp., 5.75%, 4/15/18	250,000	303,324
Pacific Gas & Electric Co., 4.25%, 5/15/21	1,000,000	1,130,657
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	265,431
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,034,413
Rio Tinto Finance USA Ltd.:
2.25%, 9/20/16	400,000	413,496
3.75%, 9/20/21	400,000	429,635
Suncor Energy, Inc., 6.50%, 6/15/38	250,000	297,721
TCI Communications, Inc., 8.75%, 8/1/15	100,000	122,011
Teck Resources Ltd., 4.75%, 1/15/22	400,000	429,803

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	PRINCIPAL
CORPORATE BONDS - Cont’d	AMOUNT	VALUE
The Coca-Cola Co., 5.35%, 11/15/17	$100,000	$120,039
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	537,796
Time Warner Cable, Inc., 5.00%, 2/1/20	100,000	112,303
Time Warner, Inc., 4.875%, 3/15/20	100,000	112,574
Toyota Motor Credit Corp., 3.30%, 1/12/22	500,000	525,032
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	343,584
US Bank, 4.95%, 10/30/14	100,000	108,753
Valspar Corp., 4.20%, 1/15/22	400,000	419,441
Verizon Communications, Inc., 4.35%, 2/15/13	100,000	102,315
VF Corp., 3.50%, 9/1/21	400,000	426,486
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250,000	352,605
WellPoint, Inc., 3.70%, 8/15/21	800,000	844,570
Wells Fargo & Co.:
4.375%, 1/31/13	125,000	127,741
3.50%, 3/8/22	1,000,000	1,028,963
Williams Partners LP, 3.80%, 2/15/15	100,000	105,198
Yum! Brands, Inc., 3.75%, 11/1/21	1,000,000	1,053,879

Total Corporate Bonds (Cost $35,238,324)		37,704,525

SOVEREIGN GOVERNMENT BONDS - 0.1%
Province of New Brunswick Canada, 6.75%, 8/15/13	100,000	106,862

Total Sovereign Government Bonds (Cost $102,383)		106,862

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 10.7%
Fannie Mae:
2.625%, 11/20/14	1,100,000	1,157,917
2.375%, 7/28/15	1,000,000	1,055,202
4.875%, 12/15/16	1,000,000	1,174,426
6.25%, 5/15/29	600,000	864,023
Federal Home Loan Bank:
1.875%, 6/21/13	1,400,000	1,421,914
4.875%, 5/17/17	1,000,000	1,193,767
Freddie Mac:
5.25%, 4/18/16	1,000,000	1,170,370
2.00%, 8/25/16	700,000	735,534
5.00%, 2/16/17	1,000,000	1,187,215
5.125%, 11/17/17	1,000,000	1,211,235
4.875%, 6/13/18	4,000,000	4,844,320
3.75%, 3/27/19	2,700,000	3,118,584
2.375%, 1/13/22	1,000,000	1,026,254

Total U.S. Government Agencies and Instrumentalities (Cost $18,876,779)		20,160,761

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	PRINCIPAL
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.5%	AMOUNT	VALUE
Fannie Mae:
5.00%, 12/1/16	$233,112	$252,617
5.00%, 11/1/17	42,584	46,107
5.50%, 8/1/18	152,091	166,606
4.61%, 12/1/19	483,318	520,418
5.00%, 6/1/20	53,766	57,923
6.50%, 4/1/23	54,331	60,548
3.50%, 5/1/26	1,484,694	1,570,416
4.50%, 5/1/31	1,242,838	1,347,515
6.50%, 8/1/32	133,046	151,720
5.50%, 7/1/33	353,202	392,387
5.50%, 7/1/33	206,878	227,437
6.00%, 8/1/33	68,931	77,621
5.50%, 11/1/33	226,068	248,534
5.50%, 3/1/34	474,995	521,903
6.00%, 6/1/34	260,163	292,959
5.00%, 7/1/34	496,788	540,278
5.00%, 10/1/34	355,627	386,760
5.50%, 3/1/35	657,339	722,254
5.50%, 6/1/35	540,872	600,878
5.50%, 9/1/35	323,223	354,537
5.50%, 2/1/36	176,114	193,176
5.50%, 4/1/36	1,032,911	1,113,613
5.00%, 7/1/36	1,959,422	2,136,988
6.50%, 9/1/36	586,030	661,645
5.50%, 11/1/36	251,311	274,558
7.50%, 11/1/36	66,015	76,069
6.00%, 5/1/38	374,573	411,960
5.50%, 6/1/38	422,691	463,774
5.741%, 9/1/38 (r)	1,120,141	1,209,085
4.00%, 3/1/39	651,071	693,829
4.50%, 5/1/40	1,419,781	1,557,774
4.50%, 7/1/40	950,742	1,023,241
4.50%, 10/1/40	2,841,903	3,058,613
3.50%, 2/1/41	1,424,611	1,498,920
3.50%, 3/1/41	1,539,795	1,620,112
4.00%, 3/1/41	880,603	938,986
Freddie Mac:
4.50%, 9/1/18	163,659	178,195
5.00%, 11/1/20	185,282	199,171
4.00%, 3/1/25	1,937,252	2,048,466
3.50%, 11/1/25	1,416,851	1,491,129
3.50%, 7/1/26	1,071,638	1,127,818
5.00%, 2/1/33	523,765	566,711
5.00%, 4/1/35	241,481	260,300
5.00%, 12/1/35	616,488	664,532
6.00%, 8/1/36	225,753	248,109
6.50%, 10/1/37	166,417	185,406
5.00%, 7/1/39	614,664	667,039
4.00%, 11/1/39	1,414,825	1,502,436
4.50%, 1/1/40	762,340	814,517
5.00%, 1/1/40	2,126,792	2,332,080

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	PRINCIPAL
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - Cont’d	AMOUNT	VALUE
Freddie Mac - Cont’d:
4.50%, 4/1/40	$1,715,732	$1,833,162
6.00%, 4/1/40	525,647	576,881
4.50%, 5/1/40	606,173	661,130
4.50%, 5/1/40	1,308,292	1,399,471
4.00%, 2/1/41	869,263	923,634
4.50%, 6/1/41	1,102,028	1,180,554
3.50%, 10/1/41	1,753,229	1,841,325
Ginnie Mae:
4.50%, 7/20/33	685,778	760,701
5.50%, 7/20/34	319,421	356,552
6.00%, 11/20/37	529,427	593,782
5.00%, 12/15/38	1,633,323	1,798,116
5.00%, 5/15/39	1,184,954	1,314,507
4.50%, 10/15/39	897,739	983,300
5.00%, 10/15/39	1,196,103	1,326,875
4.50%, 8/15/40	1,861,463	2,058,651
4.00%, 12/20/40	1,749,505	1,924,163
4.00%, 11/20/41	1,810,571	1,982,838

Total U.S. Government Agency Mortgage-Backed Securities (Cost $57,187,799)		59,273,312

u.S. TreaSury - 35.0%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,559,922
8.00%, 11/15/21	1,000,000	1,569,844
6.25%, 8/15/23	1,000,000	1,452,500
5.50%, 8/15/28	1,000,000	1,439,531
5.375%, 2/15/31	1,000,000	1,457,188
4.50%, 2/15/36	1,000,000	1,343,125
4.375%, 11/15/39	1,000,000	1,332,031
3.875%, 8/15/40	1,000,000	1,231,094
4.375%, 5/15/41	1,000,000	1,335,625
United States Treasury Notes:
1.375%, 1/15/13	1,000,000	1,006,367
1.375%, 2/15/13	1,000,000	1,007,344
0.625%, 4/30/13	1,000,000	1,003,242
1.125%, 6/15/13	1,000,000	1,008,281
0.75%, 8/15/13	1,000,000	1,005,352
0.25%, 10/31/13	1,000,000	999,531
4.25%, 11/15/13	1,000,000	1,053,945
2.00%, 11/30/13	1,000,000	1,024,023
1.75%, 1/31/14	1,000,000	1,022,617
1.875%, 2/28/14	1,000,000	1,025,664
1.25%, 4/15/14	1,000,000	1,016,328
2.25%, 5/31/14	1,000,000	1,036,406
2.625%, 6/30/14	1,000,000	1,045,781
4.25%, 8/15/14	1,000,000	1,082,266
2.375%, 10/31/14	1,000,000	1,046,562
2.125%, 11/30/14	1,000,000	1,042,109
2.25%, 1/31/15	1,000,000	1,047,812

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	PRINCIPAL
U.S. TREASURY - Cont’d	AMOUNT	VALUE
United States Treasury Notes - Cont’d:
2.375%, 2/28/15	$1,000,000	$1,052,266
2.50%, 4/30/15	1,000,000	1,058,516
2.125%, 5/31/15	1,000,000	1,049,062
1.75%, 7/31/15	1,000,000	1,039,609
1.25%, 8/31/15	1,000,000	1,024,922
1.25%, 10/31/15	1,000,000	1,024,922
4.50%, 11/15/15	1,000,000	1,133,438
2.00%, 1/31/16	1,000,000	1,052,188
2.375%, 3/31/16	1,000,000	1,067,578
2.00%, 4/30/16	1,000,000	1,054,688
1.50%, 7/31/16	1,000,000	1,036,016
4.875%, 8/15/16	1,000,000	1,173,125
2.75%, 11/30/16	1,000,000	1,090,859
0.875%, 1/31/17	1,000,000	1,008,672
3.00%, 2/28/17	1,000,000	1,105,234
4.50%, 5/15/17	1,000,000	1,179,688
2.375%, 7/31/17	1,000,000	1,079,844
1.875%, 9/30/17	1,000,000	1,054,922
4.25%, 11/15/17	1,000,000	1,179,375
3.50%, 2/15/18	1,000,000	1,144,141
2.375%, 5/31/18	1,000,000	1,083,438
4.00%, 8/15/18	1,000,000	1,183,281
3.75%, 11/15/18	1,000,000	1,171,328
3.125%, 5/15/19	300,000	340,969
3.625%, 8/15/19	1,000,000	1,172,891
3.375%, 11/15/19	1,000,000	1,156,953
3.625%, 2/15/20	1,000,000	1,176,328
2.625%, 8/15/20	1,000,000	1,100,547
2.625%, 11/15/20	1,000,000	1,099,141
3.625%, 2/15/21	1,000,000	1,180,625
3.125%, 5/15/21	1,000,000	1,138,438
2.125%, 8/15/21	1,000,000	1,051,094
1.75%, 5/15/22	1,000,000	1,008,125

Total U.S. Treasury (Cost $61,816,325)		65,666,713

TIME DEPOSIT - 0.1%
State Street Bank Time Deposit, 0.128%, 7/2/12	116,580	116,580

Total Time Deposit (Cost $116,580)		116,580

TOTAL INVESTMENTS (Cost $175,996,107) - 99.0%		185,888,242
Other assets and liabilities, net - 1.0%		1,866,369
NET ASSETS - 100%		$187,754,611

See notes to financial statements.

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 3,301,105 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized	$ 174,302,386
Undistributed net investment income	2,473,800
Accumulated net realized gain (loss) on investments	1,086,290
Net unrealized appreciation (depreciation) on investments	9,892,135

NET ASSETS	$ 187,754,611

NET ASSET VALUE PER SHARE	$ 56.88

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012

NET INVESTMENT INCOME
Investment Income:
Dividend income	$ 12,679
Interest income	2,448,595
Total investment income	2,461,274

Expenses:
Investment advisory fee	267,131
Transfer agency fees and expenses	1,331
Directors’ fees and expenses	19,193
Administrative fees	89,044
Accounting fees	14,415
Custodian fees	15,535
Reports to shareholders	11,217
Professional fees	12,890
Miscellaneous	2,718
Total expenses	433,474
Fees paid indirectly	(55)
Net expenses	433,419

NET INVESTMENT INCOME	2,027,855

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	521,504
Change in unrealized appreciation (depreciation)	1,903,703

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS	2,425,207

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ 4,453,062

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2012	2011
Operations:
Net investment income	$2,027,855	$3,679,387
Net realized gain (loss)	521,504	1,519,921
Change in unrealized appreciation (depreciation)	1,903,703	6,785,212

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,453,062	11,984,520

Distributions to shareholders from:
Net investment income	—	(3,974,995)
Net realized gain	—	(1,121,845)
Total distributions	—	(5,096,840)

Capital share transactions:
Shares sold	26,088,051	69,619,998
Reinvestment of distributions	—	5,096,840
Shares redeemed	(11,616,805)	(22,389,876)
Total capital share transactions	14,471,246	52,326,962

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,924,308	59,214,642

NET ASSETS
Beginning of period	168,830,303	109,615,661
End of period (including undistributed net investment
income of $2,473,800 and $445,945 respectively)	$187,754,611	$168,830,303

CAPITAL SHARE ACTIVITY
Shares sold	465,917	1,276,938
Reinvestment of distributions	—	91,951
Shares redeemed	(206,666)	(403,173)
Total capital share activity	259,251	965,716

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP Barclays Capital Aggregate Bond Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaf-filiated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

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Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset backed securities, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor’s portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

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At June 30, 2012, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012:

	VALUATION INPUTS
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	—	$138,652	—	$138,652
Commercial mortgage-backed securities	—	2,720,837	—	2,720,837
Corporate debt	—	37,704,525	—	37,704,525
Other debt obligations	—	223,442	—	223,442
U.S. government obligations	—	145,100,786	—	145,100,786
TOTAL	—	$185,888,242	—	$185,888,242

* For a complete listing of investments, please refer to the Statement of Net Assets.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

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Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio’s average daily net assets. Under the terms of the agreement, $46,326 was payable at period end. In addition, $32,121 was payable at period end for operating expenses paid by the Advisor during June 2012.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2013. The contractual expense cap is .60%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $15,442 was payable at period end.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $20 for the six months ended June 30, 2012. Under the terms of the agreement, $7 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $18,574,518 and $15,475,657, respectively. U.S. government security purchases and sales were $35,857,858 and $14,149,568, respectively.

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As of June 30, 2012, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$ 9,927,722
Unrealized (depreciation)	(71,560)
Net unrealized appreciation/(depreciation)	$ 9,856,162
Federal income tax cost of investments	$176,032,080

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2012.

For the six months ended June 30, 2012, borrowing information by the Portfolio under the agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$2,662	1.45%	$370,881	May 2012

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31,
	2012		2011 (z)	2010 (z)
Net asset value, beginning	$55.50		$52.80	$50.82
Income from investment operations:
Net investment income	.60		1.42	1.56
Net realized and unrealized gain (loss)	.78		3.01	1.67
Total from investment operations	1.38		4.43	3.23
Distributions from:
Net investment income	—		(1.35)	(1.08)
Net realized gain	—		(.38)	(.17)
Total distributions	—		(1.73)	(1.25)
Total increase (decrease) in net asset value	1.38		2.70	1.98
Net asset value, ending	$56.88		$55.50	$52.80

Total return*	2.49%		8.39%	6.37%
Ratios to average net assets: A
Net investment income	2.28	% (a)	2.58%	2.89%
Total expenses	.49	% (a)	.50%	.53%
Expenses before offsets	.49	% (a)	.50%	.53%
Net expenses	.49	% (a)	.50%	.52%
Portfolio turnover	17%		40%	99%
Net assets, ending (in thousands)	$187,755		$168,830	$109,616

			Years Ended
	December 31,		December 31,	December 31,
	2009	(z)	2008	2007
Net asset value, beginning	$51.17		$50.27	$48.85
Income from investment operations:
Net investment income	2.00		2.13	2.13
Net realized and unrealized gain (loss)	.35		1.07	1.40
Total from investment operations	2.35		3.20	3.53
Distributions from:
Net investment income	(2.50)		(2.30)	(2.11)
Net realized gain	(.20)		—	—
Total distributions	(2.70)		(2.30)	(2.11)
Total increase (decrease) in net asset value	(.35)		.90	1.42
Net asset value, ending	$50.82		$51.17	$50.27

Total return*	4.59%		6.56%	7.43%
Ratios to average net assets: A
Net investment income	3.83%		4.29%	4.24%
Total expenses	.54%		.61%	.59%
Expenses before offsets	.54%		.60%	.59%
Net expenses	.54%		.60%	.59%
Portfolio turnover	71%		30%	24%
Net assets, ending (in thousands)	$37,629		$51,287	$44,496

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements.
Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

www.calvert.com CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 22

EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

www.calvert.com CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 25

Calvert VP Inflation Protected Plus Portfolio

Semi-Annual Report
June 30, 2012

Calvert INVESTMENTS

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO

Portfolio within Calvert Variable Products, Inc.

Managed by Summit Investment Advisors, Inc., Subadvisor

Performance

The six-month reporting period ended June 30, 2012 was roughly divided into two phases. The first, from January through mid-March, featured rising interest rates and improving U.S. economic data. On average, 226,000 new jobs were added each month during the first quarter of 2012, compared with a monthly average of 164,000 jobs for the last quarter of 2011. The unemployment rate fell from 8.5% in December to 8.1% in April.

Improvements such as these prompted market participants to speculate about an earlier-than-expected end to the Federal Reserve (Fed) easing cycle, driving market interest rates up. In fact, the benchmark 10-year Treasury note yield steadily rotated around the 2% level for a number of months before reaching nearly 2.4% in mid-March.

However, troubles in the euro area returned to the fore in early April, dominating the direction of the financial markets. Political turmoil and another failed bailout in Greece led officials to talk openly for the first time about the possibility of Greece exiting from the euro. Spain’s deterioration in bank capital and funding access was another enormous problem, as well as government bond yields in Spain and Italy spiking into the danger zone.

On the other hand, yields of safe-haven government bonds, such as German bunds and U.S. Treasuries, plunged to record or near-record lows as investors once again sought refuge from the storm. In June, Spain requested a European Union (EU) bailout to recapitalize its banks without requiring more sovereign borrowing. The EU subsequently released a statement outlining its next steps for resolving the currency

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.12)
Six month*	4.42%
One year	10.88%
Five year	7.05%
Since inception (12/28/2006)	6.71%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/ institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.79%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

*Total Return is not annualized for periods of less than one year.

www.calvert.com CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 4

union crisis. This temporarily calmed the markets, but this cycle looks likely to repeat again later this year.

U.S. economic data also started to soften in the second quarter of 2012. Payroll growth for the second quarter of 2012 decelerated to a monthly pace of just 75,000 jobs. The decline in the unemployment rate stalled. Investors began to consider the odds of extreme federal fiscal tightening in 2013 depending on the outcome of the presidential and congressional elections—the so-called “fiscal cliff” of coinciding tax increases and spending cuts that will be effective on January 1, 2013 unless the federal government takes action.

% of Total Investments
INVESTMENT ALLOCATION	(at 6.30.12)

Long Term	29%
Intermediate Term	38%
Short Term	33%

Total	100%

China’s economic growth measurements retreated as well. By the end of June, a number of advanced and emerging economy central banks had eased monetary policy. This included the Fed, which extended the “operation twist” program for another six months and signaled a willingness to take more easing measures if needed.

Over the reporting period, the yield on the 10-year Treasury note fell 0.25 percentage points to 1.64%. Taxable and tax-exempt money market rates were little changed, pinned down by the Fed’s near-zero interest rate monetary policy. Yield curves flattened in major bond market sectors, including municipal bonds. In fact, longer-term municipal bond yields declined while the Barclays Municipal Bond index gained 3.66%.

Outlook

In broad strokes, the first half of 2012 followed a pattern similar to the prior two years. Initially better economic data pushed interest rates higher, only to have rates fall later on heightened euro turmoil and evidence of slowing economic growth. Looking ahead, we continue to expect bouts of financial market volatility. The euro-area crisis is on a long-term timeline.

Relatively speaking, the United States has fared better than most of the rest of the world and the housing market has shown signs of bottoming. However, the labor market remains weak and is a top concern for Fed leadership. We expect headline and core inflation rates to remain low. With the Fed ready to ease policy later this year if needed, we expect interest rates to remain very low as well unless there is an abrupt and sustained change in U.S. growth and euro rescue prospects.

Calvert Investment Management, Inc.
July 2012

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/12	6/30/12	1/1/12 - 6/30/12

Actual	$1,000.00	$1,044.21	$3.71

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.23	$3.67

* Expenses are equal to the Fund’s annualized expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2012

	PRINCIPAL
U.S. TREASURY - 51.6%	AMOUNT	VALUE
United States Treasury Inflation Indexed Bonds:
2.375%, 1/15/25	$ 1,464,612	$1,928,825
2.00%, 1/15/26	1,506,869	1,923,024
2.375%, 1/15/27	1,597,134	2,143,154
1.75%, 1/15/28	1,647,255	2,063,831
3.625%, 4/15/28	1,422,420	2,194,416
2.50%, 1/15/29	1,500,170	2,081,837
3.875%, 4/15/29	1,399,460	2,261,221
3.375%, 4/15/32	1,296,120	2,087,969
2.125%, 2/15/40	1,756,277	2,492,815
2.125%, 2/15/41	1,470,770	2,099,065
0.75%, 2/15/42	2,036,300	2,136,046
United States Treasury Inflation Indexed Notes:
0.125%, 4/15/16	104,228	108,487
2.50%, 7/15/16	1,139,190	1,304,106
2.375%, 1/15/17	1,140,810	1,316,565
0.125%, 4/15/17	1,012,910	1,069,253
2.625%, 7/15/17	1,110,040	1,318,519
1.625%, 1/15/18	1,098,170	1,253,115
1.375%, 7/15/18	1,066,880	1,217,994
2.125%, 1/15/19	1,071,550	1,282,092
1.875%, 7/15/19	1,292,976	1,546,420
1.375%, 1/15/20	1,702,224	1,979,101
1.25%, 7/15/20	1,054,920	1,224,861
1.125%, 1/15/21	1,682,720	1,936,442
0.625%, 7/15/21	1,735,292	1,932,682
0.125%, 1/15/22	1,931,293	2,043,399

Total U.S. Treasury (Cost $37,285,736)		42,945,239

CORPORATE BONDS - 46.8%
Alcoa, Inc., 6.15%, 8/15/20	300,000	315,807
Ally Financial, Inc., 0.468%, 12/19/12 (r)	1,000,000	1,001,477
American Express Credit Corp., 1.318%, 6/24/14 (r)	1,000,000	1,006,168
Amgen, Inc., 4.10%, 6/15/21	300,000	321,819
Anheuser-Busch InBev Worldwide, Inc., 1.192%, 3/26/13 (r)	500,000	502,609
Bank of America Corp.:
7.375%, 5/15/14	100,000	107,543
3.75%, 7/12/16	300,000	302,440
Bank of New York Mellon Corp., 0.746%, 1/31/14 (r)	100,000	100,160
Barclays Bank plc, 1.509%, 1/13/14 (r)	500,000	500,528
Baxter International, Inc., 4.00%, 3/1/14	100,000	105,446
BB&T Corp., 1.166%, 4/28/14 (r)	500,000	502,729
BlackRock, Inc., 3.50%, 12/10/14	100,000	106,072

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	PRINCIPAL
CORPORATE BONDS - Cont’d	AMOUNT	VALUE
Bottling Group LLC, 6.95%, 3/15/14	$ 100,000	$110,515
BP Capital Markets plc:
3.625%, 5/8/14	100,000	104,822
4.50%, 10/1/20	100,000	112,584
CA, Inc., 5.375%, 12/1/19	100,000	112,552
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	200,000	218,000
Chesapeake Energy Corp., 6.625%, 8/15/20	250,000	247,500
Cigna Corp., 4.00%, 2/15/22	100,000	104,287
Cintas Corp. No 2, 3.25%, 6/1/22	150,000	150,373
Citigroup, Inc.:
2.467%, 8/13/13 (r)	591,000	595,106
0.738%, 6/9/16 (r)	500,000	433,113
CMS Energy Corp., 5.05%, 3/15/22	250,000	259,310
Constellation Brands, Inc., 6.00%, 5/1/22	100,000	107,500
Credit Suisse USA, Inc., 0.719%, 4/12/13 (r)	500,000	499,237
Daimler Finance North America LLC, 1.071%, 3/28/14 (e)(r)	1,000,000	997,632
Danaher Corp., 0.718%, 6/21/13 (r)	200,000	200,600
DIRECTV Holdings LLC, 5.20%, 3/15/20	200,000	221,329
Eaton Corp., 0.798%, 6/16/14 (r)	500,000	501,528
Eli Lilly & Co., 4.20%, 3/6/14	100,000	106,064
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	113,322
Energizer Holdings, Inc., 4.70%, 5/19/21	200,000	210,820
Energy Transfer Partners LP, 5.20%, 2/1/22	500,000	535,456
Florida Gas Transmission Co. LLC, 3.875%, 7/15/22 (e)	200,000	201,050
Ford Motor Credit Co. LLC:
3.00%, 6/12/17	500,000	497,246
8.125%, 1/15/20	400,000	488,567
GATX Corp., 4.85%, 6/1/21	200,000	204,934
General Dynamics Corp., 3.875%, 7/15/21	500,000	561,264
General Electric Capital Corp.:
0.468%, 9/21/12 (r)	500,000	500,329
0.369%, 3/20/13 (r)	600,000	599,085
0.559%, 11/5/13 (r)	1,000,000	997,475
General Mills, Inc., 5.65%, 2/15/19	100,000	120,707
Goldman Sachs Group, Inc., 0.918%, 3/22/16 (r)	1,000,000	904,873
Hanesbrands, Inc., 4.113%, 12/15/14 (r)	299,000	299,003
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	600,000	633,686
Hewlett-Packard Co.:
0.867%, 5/30/14 (r)	1,000,000	991,219
4.75%, 6/2/14	100,000	105,729
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20 (e)	250,000	248,125
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	500,000	521,250
Inmet Mining Corp., 8.75%, 6/1/20 (e)	500,000	495,000
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (e)	500,000	525,000
Jabil Circuit, Inc., 5.625%, 12/15/20	250,000	264,375
John Deere Capital Corp., 0.617%, 7/15/13 (r)	250,000	250,705
JPMorgan Chase & Co., 3.15%, 7/5/16	300,000	308,521
JPMorgan Chase Bank, 0.798%, 6/13/16 (r)	1,250,000	1,164,182
Kellogg Co., 3.125%, 5/17/22	400,000	406,633
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	100,000	105,728
L-3 Communications Corp., 5.20%, 10/15/19	200,000	219,110
Liberty Mutual Group, Inc., 4.95%, 5/1/22 (e)	250,000	248,449

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	PRINCIPAL
CORPORATE BONDS - Cont’d	AMOUNT	VALUE
Lloyds TSB Bank plc, 2.816%, 1/24/14 (r)	$ 250,000	$251,383
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.25%, 6/15/22	250,000	257,500
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	550,317
MDC Holdings, Inc., 5.625%, 2/1/20	700,000	698,048
Metropolitan Life Global Funding I, 1.219%, 1/10/14 (e)(r)	250,000	250,180
Morgan Stanley, 0.769%, 1/9/14 (r)	500,000	475,525
Mueller Water Products, Inc., 8.75%, 9/1/20	334,000	370,740
National Australia Bank Ltd., 1.189%, 4/11/14 (e)(r)	500,000	500,246
Northern Trust Corp., 3.45%, 11/4/20	100,000	107,180
Nova Chemicals Corp., 3.855%, 11/15/13 (r)	500,000	500,000
Novartis Capital Corp., 4.125%, 2/10/14	100,000	105,568
PACCAR Financial Corp., 0.718%, 6/5/14 (r)	500,000	501,344
PNC Funding Corp., 0.666%, 1/31/14 (r)	500,000	497,606
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	107,481
Procter & Gamble Co., 3.50%, 2/15/15	100,000	107,167
Qwest Corp., 3.718%, 6/15/13 (r)	1,000,000	1,000,939
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	500,000	537,044
Safeway, Inc., 1.968%, 12/12/13 (r)	1,000,000	1,002,989
Sempra Energy, 1.228%, 3/15/14 (r)	550,000	551,113
Teck Resources Ltd., 4.75%, 1/15/22	100,000	107,451
Time Warner Cable, Inc., 5.00%, 2/1/20	200,000	224,606
Toronto-Dominion Bank, 0.767%, 7/14/14 (r)	500,000	501,885
Unilever Capital Corp., 4.80%, 2/15/19	100,000	117,189
Valspar Corp., 4.20%, 1/15/22	300,000	314,581
VF Corp., 1.217%, 8/23/13 (r)	500,000	500,002
Volkswagen International Finance NV, 1.211%, 3/21/14 (e)(r)	1,000,000	1,000,368
Vulcan Materials Co., 7.50%, 6/15/21	600,000	660,000
WellPoint, Inc., 3.70%, 8/15/21	200,000	211,142
Wells Fargo & Co.:
1.381%, 6/26/15 (r)	1,000,000	1,001,480
0.666%, 10/28/15 (r)	500,000	489,577
Westpac Banking Corp., 1.191%, 3/31/14 (e)(r)	1,000,000	1,000,344
Williams Partners LP, 3.80%, 2/15/15	200,000	210,396
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, 3/15/22 (e)	500,000	502,500
Xerox Corp., 1.286%, 5/16/14 (r)	1,000,000	998,651

Total Corporate Bonds (Cost $38,184,331)		38,889,235

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.7%
Freddie Mac:
3.75%, 3/27/19	300,000	346,509
2.375%, 1/13/22	200,000	205,251

Total U.S. Government Agencies and Instrumentalities (Cost $539,463)		551,760

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	PRINCIPAL
TIME DEPOSIT - 0.3%	AMOUNT	VALUE
State Street Bank Time Deposit, 0.128%, 7/2/12	$ 265,261	$265,261

Total Time Deposit (Cost $265,261)		265,261

TOTAL INVESTMENTS (Cost $76,274,791) - 99.4%		82,651,495
Other assets and liabilities, net - 0.6%		505,867
NET ASSETS - 100%		$83,157,362

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,349,064 shares of common stock outstanding; $0.10 par value,
20,000,000 shares authorized		$75,606,348
Undistributed net investment income		998,939
Accumulated net realized gain (loss) on investments		175,371
Net unrealized appreciation (depreciation) on investments		6,376,704

NET ASSETS		$83,157,362

NET ASSET VALUE PER SHARE		$61.64

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Company Limited

See notes to financial statements.

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STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2012

NET INVESTMENT INCOME
Investment Income:
Interest income	$ 633,533
Inflation principal income	503,698
Total investment income	1,137,231

Expenses:
Investment advisory fee	175,785
Transfer agency fees and expenses	865
Accounting fees	5,609
Directors’ fees and expenses	7,867
Administrative fees	35,157
Custodian fees	8,374
Reports to shareholders	12,635
Professional fees	9,334
Miscellaneous	1,009
Total expenses	256,635
Fees paid indirectly	(17)
Net expenses	256,618

NET INVESTMENT INCOME	880,613

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	77,079
Changes in unrealized appreciation (depreciation)	2,067,852

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS	2,144,931

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ 3,025,544

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2012	2011
Operations:
Net investment income	$ 880,613	$ 1,147,557
Net realized gain (loss)	77,079	203,976
Change in unrealized appreciation (depreciation)	2,067,852	3,419,149

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,025,544	4,770,682

Distributions to shareholders from:
Net investment income	—	(1,100,857)
Net realized gain	—	(462,627)
Total distributions	—	(1,563,484)

Capital share transactions:
Shares sold	21,613,723	40,194,557
Reinvestment of distributions	—	1,563,483
Shares redeemed	(3,873,260)	(12,347,327)
Total capital share transactions	17,740,463	29,410,713

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,766,007	32,617,911

NET ASSETS
Beginning of period	62,391,355	29,773,444
End of period (including undistributed net investment
income of $998,939 and $118,326, respectively)	$ 83,157,362	$ 62,391,355

CAPITAL SHARE ACTIVITY
Shares sold	356,334	701,412
Shares reinvested	—	26,504
Shares redeemed	(64,166)	(213,936)
Total capital share activity	292,168	513,980

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP Inflation Protected Plus Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc., (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

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Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a sig-nificant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor’s portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, no securities were fair valued in good faith under the direction of the Board.

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The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012:

	VALUATION INPUTS
Investments in Securities*	Level 1	Level 2	Level 3	Total
U.S. government obligations	—	$43,496,999	—	$43,496,999
Corporate debt	—	38,889,235	—	38,889,235
Other debt obligations	—	265,261	—	265,261
TOTAL	—	$82,651,495	—	$82,651,495

*For a complete listing of investments, please refer to the Statement of Net Assets.

Treasury Inflation-Protected Securities: The Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Portfolio’s distributions.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

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Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .50% of the Portfolio’s average daily net assets. Under the terms of the agreement, $33,891 was payable at period end. In addition, $17,755 was payable at period end for operating expenses paid by the Advisor during June 2012.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2013. The contractual expense cap is .79% (.77% prior to May 1, 2012). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% based on the Portfolio’s average daily net assets. Under the terms of the agreement, $6,778 was payable at period end.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $16 for the six months ended June 30, 2012. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. Government securities, were $14,958,548 and $2,318,533, respectively. U.S. Government security purchases and sales were $10,992,082 and $3,025,925, respectively.

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As of June 30, 2012, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$6,537,601
Unrealized (depreciation)	(167,875)
Net unrealized appreciation/(depreciation)	$6,369,726

Federal income tax cost of investments	$76,281,769

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2012.

For the six months ended June 30, 2012, borrowing information by the Portfolio under the agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$168	1.41%	$30,501	February 2012

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

			Periods Ended
	June 30,		December 31,	December 31,
	2012	(z)	2011 (z)	2010
Net asset value, beginning	$59.03		$54.84	$53.29
Income from investment operations:
Net investment income	.74		1.42	1.23
Net realized and unrealized gain (loss)	1.87		4.29	2.13
Total from investment operations	2.61		5.71	3.36
Distributions from:
Net investment income	—		(1.07)	(1.13)
Net realized gains	—		(.45)	(.68)
Total distributions	—		(1.52)	(1.81)
Total increase (decrease) in net asset value	2.61		4.19	1.55
Net asset value, ending	$61.64		$59.03	$54.84

Total return*	4.42%		10.41%	6.33%
Ratios to average net assets: A
Net investment income	2.50	% (a)	2.45%	1.96%
Total expenses	.73	% (a)	.79%	.82%
Expenses before offsets	.73	% (a)	.77%	.75%
Net expenses	.73	% (a)	.77%	.75%
Portfolio turnover	8%		38%	96%
Net assets, ending (in thousands)	$83,157		$62,391	$29,773

			Years Ended
	December 31,		December 31,	December 31,
	2009		2008 (z)	2007
Net asset value, beginning	$49.69		$53.00	$50.09
Income from investment operations:
Net investment income	.22		1.35	2.64
Net realized and unrealized gain (loss)	3.57		(2.47)	2.59
Total from investment operations	3.79		(1.12)	5.23
Distributions from:
Net investment income	(.19)		(1.37)	(2.32)
Return of capital	—		(.82)	—
Total distributions	(.19)		(2.19)	(2.32)
Total increase (decrease) in net asset value	3.60		(3.31)	2.91
Net asset value, ending	$53.29		$49.69	$53.00

Total return*	7.62%		(2.33%)	10.80%
Ratios to average net assets: A
Net investment income	.57%		2.59%	5.19%
Total expenses	.81%		1.25%	5.27%
Expenses before offsets	.75%		.75%	.75%
Net expenses	.75%		.75%	.75%
Portfolio turnover	123%		56%	8%
Net assets, ending (in thousands)	$35,525		$17,492	$1,157

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures are calculated using Average Shares Method.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Natural Resources Portfolio

Semi-Annual Report

June 30, 2012

Calvert INVESTMENTS

CALVERT VP NATURAL RESOURCES PORTFOLIO

Portfolio within Calvert Variable Products, Inc.

Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

Equities started the year strong as continuously improving U.S. economic data and healthy corporate earnings helped drive improvements in investor sentiment. However, negative head-winds from the eurozone, a slowdown in China, and the U.S. policy stalemate—which will likely worsen later in this election year—became a drag on equity markets as the year wore on. Despite the pullback, most global equity markets were still up considerably through the first half of 2012.

For the six-month reporting period, the Standard and Poor’s (S&P) 500 Index and Russell 1000 Index returned 9.49% and 9.38%, respectively, while the MSCI EAFE Index was up 3.38% and the MSCI Emerging Markets Index gained 4.12%. Small-cap stocks slightly underperformed large-cap stocks with the Russell 2000 Index of small-caps returning 8.53%. Growth outperformed value as the Russell 1000 Growth Index returned 10.08% versus the Russell 1000 Value Index’s return of 8.68%.

Within the Russell 1000 Index, Telecommunication Services, Financials, and Information Technology were the top-performing sectors through the first half of 2012. Despite a strong bounce this year, Financials lost some ground as negative investor sentiment heightened due to the European economic and sovereign debt crisis. At the same time, fears of a significant slowdown in China caused the Energy, Materials, and Industrials sectors to lag.

The U.S. corporate sector remained strong as aggregate earnings per share for S&P 500 com-

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.12)
Six month*	-1.81%
One year	-13.89%
Five year	-1.80%
Since inception (12/28/2006)	-0.18%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/ institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.43%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

*Total return is not annualized for periods of one year or less.

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panies grew 7.7% in the fourth quarter of 2011 on a year-over-year basis. This was followed by 69% of S&P 500 companies beating earnings expectations in the first quarter of 2012. Notably, 67% of these companies also beat their revenue estimates, which indicated improvements in top-line numbers and overall improvement in the strength of the U.S. economy.

Global inflation remained tame. Aggressive accommodative monetary policy by central banks around the globe helped equity markets rally hard off the lows of last fall, albeit on low volume. Also, the Federal Reserve (Fed) announced an extension of “operation twist” through the end of this year in an effort to further reduce long-term interest rates.

The manufacturing sector continued to provide significant support to the U.S. economic recovery. A weak dollar, thanks to the especially accommodative monetary policy in the United States, continued to help U.S. exports and support the rebuilding of the domestic manufacturing and industrial base. However, some economic indicators have begun to be impacted by the economic recession in Europe and a slowdown in the emerging markets.

% of Total
ECONOMIC SECTORS	Investments

Materials Stocks	21.1%
Energy Stocks	21.4%
Forestry Stocks	3.1%
Water Stocks	3.0%
Utilities Stocks	3.1%
Real Estate Stocks	3.0%
Gold Mining Stocks	2.9%
Energy Commodities	17.6%
Grain Commodities	9.5%
Industrial Metals Commodities	6.7%
Precious Metals Commodities	4.7%
Soft Commodities	2.6%
Livestock Commodities	1.3%
Total	100%

While the U.S. labor market is still weak, it showed very encouraging signs, although improvements seemed to slow down in the second quarter. The public sector accounted for a large portion of the job losses. However, we believe hiring will likely resume once pending policy measures clear political hurdles and companies have better visibility for the next several quarters.

2012 started with a surge in oil prices due to geopolitical tensions in the Middle East, but commodity prices--especially food and energy--softened, providing another source of support for the U.S. consumer. The continued recovery of the U.S. consumer will be important for a self-sustained U.S. economic recovery.

On the housing front, most data continued to point to an improving environment in residential housing, supported by historically low mortgage rates and low home prices. Despite high inventories of foreclosures still to be worked through, we believe the repair and the bottoming-out process in the housing market has started and should continue as the U.S. economy and U.S. consumers recover.

The European Central Bank’s LTRO (long term refinancing operation) seemed to help eurozone sovereign bond markets by driving down short-term yields and reducing investors’ perception of the probability of a tail risk event, such as a global financial crisis. Yet despite the positive impact of the LTRO, the fiscal drag began having a pervasive negative impact on economic growth throughout Europe, with core economies also coming under stress.

Markets focused on increased political turmoil in several eurozone countries. Greek elections in mid-June were framed as a referendum on Greece’s status in the eurozone. There was a global sigh of relief after the New Democracy party emerged victorious amid hope that Greece would adhere to the international bailout agreement.

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With Spain’s financial system badly in need of a capital injection, eurozone officials agreed to a 100 billion euro bailout for the country. But concern mounted that bailouts of eurozone countries that subordinate private investors in government bonds to official creditors were scaring away investors from the sovereign bond market, which could further accelerate and exacerbate the sovereign debt crisis and the likelihood of contagion.

After much nervous anticipation, market participants responded to the glimmer of hope arising from the European leaders’ two-day summit at the end of the June with what looked like a short-term relief rally. There were some important breakthroughs at the meeting, with Germany appearing more flexible on many of the proposed solutions.

The Chinese economy continued to show signs of slowing growth, with China’s HSBC Manufacturing PMI in contraction territory for eight consecutive months. China also cut its economic growth target from 8% to 7.5% during the first quarter, signaling its need to transition from an export-driven economy to a more sustainable, consumer-driven economic model.

A potential sharp slowdown or, more importantly, a hard landing in China, fueled by a possible bursting of a real estate bubble there, would certainly ripple strongly throughout the global economy, especially for emerging-market economies that supply China such as Brazil and Australia. As for the United States, this indirect impact may be less damaging than a domestic recession.

Outlook

Despite the resilient economic environment in the United States, the expiration of the Bush tax breaks and the payroll tax holiday, along with debt ceiling negotiations expected later this year, will probably be significant negatives for the economy. Even with positive corporate earnings and continued gradual economic recovery in the United States, these looming developments in the political landscape will most certainly weigh on U.S. gross domestic product growth and are likely to fuel market volatility in the second half of the year.

We believe that the relief rally following the June EU Leaders Summit is a welcome sign, but the positive sentiment may be short-lived as eurozone policymakers’ promises have not yet been backed up by timely actions. Furthermore, a whole range of upcoming policy decisions in the United States won’t be resolved until later this year. However, once we have more visibility into the “fiscal cliff” scenarios, barring disagreement on the extension of stimulative measures, market participants may feel better about investing in risky assets for the long term.

Natalie A. Trunow

Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2012

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/12	6/30/12	1/1/12 - 6/30/12

Actual	$1,000.00	$981.94	$3.85

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.98	$3.93

* Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratios.

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STATEMENT OF NET ASSETS
JUNE 30, 2012

INVESTMENT COMPANIES - 98.8%	SHARES	VALUE
Guggenheim Timber Index ETF	91,000	$1,529,710
iPath Dow Jones-UBS Commodity Index Total Return ETN*	264,000	10,607,520
iShares Dow Jones US Utilities Sector Index ETF	17,000	1,530,850
iShares S&P Global Materials Sector Index ETF	54,000	3,019,140
iShares S&P North American Natural Resources Sector Index ETF	303,000	10,732,260
Market Vectors Gold Miners ETF	33,000	1,477,410
PowerShares DB Commodity Index Tracking Fund*	414,000	10,660,500
PowerShares Water Resources Portfolio ETF	82,000	1,488,300
Vanguard Materials ETF	97,000	7,541,750
Vanguard REIT ETF	23,000	1,504,890

Total Investment Companies (Cost $51,821,381)		50,092,330

	PRINCIPAL
TIME DEPOSIT - 1.5%	AMOUNT
State Street Bank Time Deposit, 0.128%, 7/2/12	$735,360	735,360

Total Time Deposit (Cost $735,360)		735,360

TOTAL INVESTMENTS (Cost $52,556,741) - 100.3%		50,827,690
Other assets and liabilities, net - (0.3%)		(136,986)
NET ASSETS - 100%		$50,690,704

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,035,786 shares of common stock
outstanding; $0.10 par value, 20,000,000 shares authorized		$53,033,365
Undistributed net investment income		53,375
Accumulated net realized gain (loss) on investments		(666,985)
Net unrealized appreciation (depreciation) on investments		(1,729,051)

NET ASSETS		$50,690,704

NET ASSET VALUE PER SHARE		$48.94

* Non-income producing security.

Abbreviations:
ETF: Exchange-traded fund
ETN: Exchange-traded note
REIT: Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012

NET INVESTMENT INCOME
Investment Income:
Dividend income	$ 166,827
Interest income	352
Total investment income	167,179

Expenses:
Investment advisory fee	139,978
Transfer agency fees and expenses	884
Accounting fees	4,157
Directors’ fees and expenses	5,259
Administrative fees	25,451
Custodian fees	3,806
Reports to shareholders	13,036
Professional fees	8,690
Miscellaneous	808
Total expenses	202,069
Reimbursement from Advisor	(3,237)
Fees paid indirectly	(12)
Net expenses	198,820

NET INVESTMENT INCOME (LOSS)	(31,641)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	1,154,965
Changes in unrealized appreciation (depreciation)	(2,013,367)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS	(858,402)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($890,043)

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2012	2011
Operations:
Net investment income (loss)	($31,641)	$ 136,213
Net realized gain (loss)	1,154,965	2,318,207
Change in unrealized appreciation (depreciation)	(2,013,367)	(7,866,105)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(890,043)	(5,411,685)

Distributions to shareholders from:
Net investment income	—	(159,240)

Capital share transactions:
Shares sold	7,234,913	18,553,487
Reinvestment of distributions	—	159,240
Shares redeemed	(4,400,226)	(6,764,050)
Total capital share transactions	2,834,687	11,948,677

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,944,644	6,377,752

NET ASSETS
Beginning of period	48,746,060	42,368,308
End of period (including undistributed net investment
income of $53,375 and $85,016, respectively)	$ 50,690,704	$ 48,746,060

CAPITAL SHARE ACTIVITY
Shares sold	142,766	335,955
Reinvestment of distributions	—	3,200
Shares redeemed	(84,989)	(122,655)
Total capital share activity	57,777	216,500

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP Natural Resources Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange traded funds and exchange traded notes (the “Underlying Funds”) representing different natural resources exposures.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

Exchange traded funds and notes are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a sig-nificant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor’s portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, no securities were fair valued in good faith under the direction of the Board.

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The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012:

	VALUATION INPUTS
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded funds & notes	$50,092,330	—	—	$50,092,330
Other debt obligations	—	$735,360	—	735,360
TOTAL	$50,092,330	$735,360	—	$50,827,690

* For a complete listing of investments, please refer to the Statement of Net Assets.

Security Transactions and Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulation.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .55%, of the Portfolio’s average daily net assets. Under the terms of the agreement, $21,794 was payable at period end. In addition, $20,150 was payable at period end for operating expenses paid by the Advisor during June 2012.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2013. The contractual expense cap is .79% (.77% prior to May 1, 2012). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% based on the Portfolio’s average daily net assets. Under the terms of the agreement, $3,963 was payable at period end.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $20 for the six months ended June 30, 2012. Under the terms of the agreement, $7 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $11,726,949 and $8,856,157, respectively.

As of June 30, 2012, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$707,481
Unrealized (depreciation)	(4,427,531)
Net unrealized appreciation/(depreciation)	($3,720,050)

Federal income tax cost of investments	$54,547,740

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NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2012.

For the six months ended June 30, 2012, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$18,007	1.45%	$1,149,930	May 2012

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	Periods Ended
	June 30,		December 31,	December 31,
	2012		2011	2010 (z)
Net asset value, beginning	$49.84		$55.64	$47.61
Income from investment operations:
Net investment income (loss)	(.04)		.10	.47
Net realized and unrealized gain (loss)	(.86)		(5.74)	7.73
Total from investment operations	(.90)		(5.64)	8.20
Distributions from:
Net investment income	—		(.16)	(.17)
Total distributions	—		(.16)	(.17)
Total increase (decrease) in net asset value	(.90)		(5.80)	8.03
Net asset value, ending	$48.94		$49.84	$55.64

Total return*	(1.81%)		(10.13%)	17.22%
Ratios to average net assets: A,B
Net investment income (loss)	(.12	%) (a)	.29%	.98%
Total expenses	.79	% (a)	.84%	.87%
Expenses before offsets	.78	% (a)	.76%	.75%
Net expenses	.78	% (a)	.76%	.75%
Portfolio turnover	17%		28%	30%
Net assets, ending (in thousands)	$50,691		$48,746	$42,368

			Years Ended
	December 31,		December 31,	December 31,
	2009	(z)	2008	2007
Net asset value, beginning	$36.42		$60.90	$49.98
Income from investment operations:
Net investment income	.08		.10	.10
Net realized and unrealized gain (loss)	11.22		(24.46)	10.82
Total from investment operations	11.30		(24.36)	10.92
Distributions from:
Net investment income	(.11)		(.12)	—
Total distributions	(.11)		(.12)	—
Total increase (decrease) in net asset value	11.19		(24.48)	10.92
Net asset value, ending	$47.61		$36.42	$60.90

Total return*	31.04%		(40.03%)	21.85%
Ratios to average net assets: A,B
Net investment income	.20%		.40%	.23%
Total expenses	.90%		1.38%	6.33%
Expenses before offsets	.75%		.75%	.75%
Net expenses	.75%		.75%	.75%
Portfolio turnover	35%		101%	28%
Net assets, ending (in thousands)	$17,369		$7,674	$1,255

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

B Amounts do not include the activity of the Underlying Funds.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT VP NATURAL RESOURCES PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

www.calvert.com CALVERT VP NATURAL RESOURCES PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 20

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

            There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:       ___/s/ Barbara J. Krumsiek

            Barbara J. Krumsiek

            Chairman -- Principal Executive Officer

Date: August 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek

            Barbara J. Krumsiek

            Chairman -- Principal Executive Officer

Date: August 30, 2012

            /s/ Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: August 30, 2012